UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2006

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS SHORT DURATION TAX FREE FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 92.3%
Alabama — 1.3%
Alabama Agricultural & Mechanical University RB Series 1998 (MBIA) (AAA/Aaa)
$1,000,000	4.550%	11/01/09	$1,017,720
Alexander City Alabama Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BBB-)
2,455,000	5.000	12/01/11	2,474,443
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
600,000	5.000	11/15/09	613,848

			4,106,011

Arizona — 0.6%
Pinal County Arizona IDA RB for Correctional Facilities Contract Florence West Prison Project Series 2006 A (ACA) (A)
750,000	4.500	10/01/09	755,932
Queen Creek Arizona Improvement District No. 001 Series 2006 (BBB-/Baa2)
1,000,000	5.000	01/01/09	1,018,870

			1,774,802

Arkansas — 0.9%
Springdale Arkansas Sales & Use Tax RB Series 2004 (MBIA) (Aaa)
1,630,000	4.000	07/01/16	1,627,702
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
1,000,000	5.000	02/01/11	1,033,180

			2,660,882

California — 10.0%
Abag Finance Authority for Nonprofit Corporations California Multi-Family RB Refunding for Housing United Dominion Series 2000 B (GTY AGMT) (BBB-/Baa2) (a)
1,500,000	6.250	08/15/08	1,550,850
Alameda County COPS Refunding for Santa Rita Jail Project Series 1993 (ETM) (MBIA) (AAA/Aaa)
2,960,000	5.375	06/01/09	3,014,227
California Health Facilities Financing Authority RB for Catholic West Unrefunded Balance Series 2004 H (A/A3)(a)
3,785,000	4.450	07/01/11	3,845,409
California Health Facilities Financing Authority RB Pre-Refunded for Catholic West Series 2004 H (A/A3)(b)
340,000	4.450	07/01/11	349,432
California Infrastructure & Economic Development Bank Variable RB for J Paul Getty-A-RMKT 8/2/06 Series 2003 (AAA/Aaa)(a)
4,650,000	3.900	12/01/11	4,690,548
California State Department of Water Resource Power Supply RB Series 2002 A (FSA) (AAA/Aaa)
1,250,000	5.250	05/01/11	1,325,300
California State GO Bonds Variable Purpose Series 2004 (A+/A1)
6,500,000	5.000	04/01/11	6,801,990
California Statewide Communities Development Authority RB for Daughters of Charity Health Series 2005 F (BBB+)
410,000	5.000	07/01/07	411,738
1,000,000	5.000	07/01/08	1,012,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Coachella Valley California Water District Improvement Bond Act of 1913/1915 Limited Obligation Improvement Assessment for District 70 Series 2006
$100,000	4.100%	09/02/09	$99,659
100,000	4.350	09/02/11	99,624
Del Mar Race Track Authority RB Series 2005 (BBB-)
1,000,000	5.000	08/15/08	1,014,670
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (ETM) (AAA/Aaa)
2,000,000	5.000	06/01/10	2,074,140
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (AAA/Aaa)(b)
4,590,000	5.250	06/01/12	4,926,034

			31,215,621

Colorado — 0.7%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB)
250,000	4.500	12/01/07	250,807
400,000	4.500	12/01/08	401,784
500,000	4.500	12/01/09	502,735
500,000	5.000	12/01/10	512,185
Colorado Health Facilities Authority RB for Evangelical Lutheran Series 2005 (A-/A3)
255,000	5.000	06/01/08	258,468
275,000	5.000	06/01/09	281,394

			2,207,373

Delaware — 1.2%
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2005 A (BBB+/Baa1)
605,000	5.000	06/01/09	616,241
New Castle County Delaware GO Bonds Series 2006 A (AAA/Aaa)
2,915,000	5.000	07/15/11	3,073,809

			3,690,050

District of Columbia — 0.1%
District of Columbia RB for Friendship Public Charter School Series 2006 (ACA) (A)
420,000	4.000	06/01/11	415,384

Florida — 4.7%
Broward County Florida Resource Recovery RB Refunding for Wheelabrator Series 2001 A (AA/A3)
4,000,000	5.375	12/01/10	4,142,720
Florida State Board of Education GO Bonds Series 2002 B (AAA/Aa1)
1,505,000	5.375	01/01/11	1,590,228
Halifax Hospital Medical Center Hospital RB for Refunding & Improvement Series 2006 A (BBB+-Fitch)
1,000,000	5.000	06/01/13	1,046,220
855,000	5.000	06/01/14	896,031

GOLDMAN SACHS SHORT DURATION TAX FREE FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Highlands County Florida Health Facilities Authority RB for Adventist Health/Sunbelt Hospital Series 2002 (A+/A2) (a)
$2,450,000	3.950%	09/01/12	$2,428,195
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health Hospital Series 2005 B (A+/A2)
400,000	5.000	11/15/08	407,256
500,000	5.000	11/15/09	512,595
Huntington Community Development District RB for Special Assessment Series 2004 B
2,605,000	5.000	05/01/09	1,243,638
Meadow Pointe II Community Development District RB Refunding for Capital Improvement Series 2004 (Baa3)
610,000	2.375	05/01/07	606,078
625,000	2.800	05/01/08	606,138
300,000	3.000	05/01/09	287,217
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 B
535,000	5.000	05/01/09	533,202
Tampa Palms Florida Open Space & Transportation Community Development District Revenue for Special Assessment Refunding Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
310,000	3.125	05/01/09	304,547

			14,604,065

Georgia — 3.8%
Atlanta Georgia RB Refunding for General Airport and Marina Improvements Series 2000 A (FGIC) (AAA/Aaa) (b)
2,500,000	5.500	01/01/10	2,641,725
Banks County Georgia GO Bonds Series 2006 (AMBAC) (AAA/Aaa)
1,000,000	5.000	12/01/09	1,032,320
Dalton Georgia Building Authority Public School System Project GO Bonds Series 2006 (Aa1)
2,055,000	4.000	03/01/09	2,065,522
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
1,400,000	4.850	06/01/09	1,395,352
Downtown Savannah Authority RB Refunding for Public Improvement Series 2005 (AA/A1)
2,760,000	4.000	01/01/08	2,767,231
Fulton Dekalb Georgia Hospital Authority RB Refunding Certificates Series 2003 (FSA) (AAA/Aaa)
1,705,000	5.000	01/01/11	1,775,416

			11,677,566

Guam — 0.4%
Guam Education Financing Foundation COPS Public School Facilities Project Series 2006 A (A-)
1,080,000	5.000	10/01/08	1,098,814

Idaho — 0.3%
Madison County Idaho Hospital COPS Refunding Series 2006 (BBB-)
120,000	4.125	09/01/08	120,078
250,000	4.375	09/01/10	251,513
425,000	5.000	09/01/11	438,472

			810,063

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — 5.1%
Chicago Illinois Park District Harbour Facilities RB for Airport and Marina Improvement Series 2000 (XLCA) (AAA/Aaa) (b)
$4,610,000	5.650%	01/01/11	$4,918,409
Chicago Illinois Park District Parking Facility RB Series 1999 (ACA) (A/Baa1) (b)
4,015,000	6.000	01/01/10	4,246,585
Chicago Illinois Tax Increment Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (A)
300,000	5.000	11/15/11	309,747
Illinois Educational Facilities Authority RB Refunding for Loyola University Chicago Series 1991 A (ETM) (AAA)
775,000	7.000	07/01/07	785,525
Illinois Health Facilities Authority RB for Hospital Sisters Services, Inc. Series 1998 A (MBIA) (Aaa)
4,375,000	5.250	06/01/09	4,493,431
Illinois State Sales Tax RB for Public Improvements Series 2006 (FSA) (AAA/Aaa)
1,040,000	5.000	06/15/08	1,057,597

			15,811,294

Indiana — 1.0%
Indiana Health & Educational Facilities Financing Authority Hospital RB Refunding for Clarian Health Obligation Group Series 2006 B (A+/A2)
1,000,000	5.000	02/15/10	1,030,540
Purdue University Indiana COPS Series 2006 (AA/Aa1)
1,000,000	5.000	07/01/11	1,044,100
1,000,000	5.000	07/01/12	1,052,610

			3,127,250

Iowa — 0.7%
Iowa Finance Authority Health Facilities RB Refunding for Development Care Initiatives Project Series 2006 A (BBB-)
1,000,000	5.000	07/01/07	1,003,110
1,285,000	5.000	07/01/09	1,301,345

			2,304,455

Kansas — 0.9%
Junction City Kansas GO Bonds Temporary Notes Series 2006 E
1,250,000	5.000	12/01/07	1,258,425
Kansas State Development Finance Authority Health Facilities RB for Hays Medical Center, Inc. Series 2005 L (A2)
425,000	4.000	11/15/08	425,557
500,000	5.250	11/15/10	520,790
Lawrence Kansas Hospital RB for Lawrence Memorial Hospital Series 2006 (A3)
330,000	5.000	07/01/07	331,571
350,000	5.000	07/01/10	361,140

			2,897,483

Kentucky — 0.6%
Kentucky Economic Development Finance Authority RB for Norton Healthcare, Inc. Series 2000 C (MBIA) (ETM) (AAA/Aaa)
1,775,000	5.250	10/01/07	1,792,342

Louisiana — 3.9%
City of New Orleans GO Bonds for Public Improvement Series 1999 (FSA) (AAA/Aaa) (b)
3,390,000	5.875	11/01/09	3,579,264
Ernest N. Morial — Exhibit Hall Authority Special Tax Series 2003 A (ETM) (AMBAC) (AAA/Aaa)
1,080,000	5.000	07/15/07	1,086,804

GOLDMAN SACHS SHORT DURATION TAX FREE FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Louisiana — (continued)
Livingston Parish Louisiana RB Certificates of Indebtedness Series 2005
$2,500,000	4.750%	05/01/15	$2,471,325
Louisiana State GO Bonds Series 2000 A (AAA/Aaa) (b)
4,000,000	5.250	11/15/10	4,209,280
Morehouse Parish PCRB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
800,000	5.250	11/15/13	843,736

			12,190,409

Maryland — 2.3%
Maryland State Community Development Administration Department RB Refunding for Residential Housing & Community Development Series 2006 C (MIG1)
5,000,000	3.375	03/07/07	4,998,164
Maryland State Department of Transportation RB Series 2004 (AAA/Aa2)
2,000,000	5.000	05/01/09	2,052,660

			7,050,824

Massachusetts — 1.2%
Massachusetts State Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (AA)
445,000	5.000	08/15/10	457,438
780,000	5.000	08/15/11	807,105
465,000	5.000	08/15/12	483,874
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
2,000,000	5.250	07/01/09	2,054,060

			3,802,477

Michigan — 2.6%
Kalamazoo Michigan Hospital Finance Authority Hospital Facilities RB Refunding for Bronson Methodist Hospital Series 2005 A (MBIA) (Aaa)
4,000,000	5.000	10/15/08	4,077,840
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health System Series 2006 A (A/A1)
500,000	5.000	11/15/07	504,450
400,000	5.000	11/15/08	407,808
500,000	5.000	11/15/10	518,760
Monroe County Hospital Finance Authority Hospital RB Refunding for Mercy Memorial Hospital Corporate Obligations Series 2006 (BBB-/Baa3)
200,000	5.000	06/01/07	200,472
250,000	5.000	06/01/08	252,083
250,000	5.000	06/01/09	253,152
845,000	5.000	06/01/10	859,416
980,000	5.000	06/01/12	1,006,058

			8,080,039

Minnesota — 0.8%
Minneapolis Minnesota Health Care Systems RB for Fairview Health Services Series 2002 B (MBIA) (AAA/Aaa)
1,430,000	5.125	05/15/08	1,454,224
Minnesota State Municipal Power Agency Electric RB Series 2005 (A3)
1,110,000	4.000	10/01/09	1,112,731

			2,566,955

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Mississippi — 0.4%
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB+)
$1,105,000	4.000%	12/01/08	$1,102,834

Montana — 0.3%
Forsyth Montana PCRB Refunding Portland General Series 1998 A RMKT 5/1/03 (BBB+/Baa1) (a)
1,000,000	5.200	05/01/09	1,019,180

Nevada — 1.5%
Clark County Airport RB Sub Lien Series 1998 A (MBIA) (AAA/Aaa)
1,250,000	6.000	07/01/08	1,288,113
Clark County GO Bonds Series 2000 (MBIA) (AAA/Aaa) (b)
1,030,000	5.500	07/01/10	1,086,073
North Las Vegas Nevada Local Improvement Special Assessment RB Refunding for Sub-Special Improvement District No. 60-B Series 2006
330,000	4.350	12/01/09	330,591
655,000	4.600	12/01/11	658,111
725,000	4.700	12/01/12	731,612
630,000	4.800	12/01/14	638,240

			4,732,740

New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority Hospital RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
215,000	5.000	07/01/09	219,283
355,000	5.000	07/01/11	367,599
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (Baa3)
355,000	5.000	06/01/10	362,817
375,000	5.250	06/01/11	388,102
395,000	5.250	06/01/12	411,290

			1,749,091

New Jersey — 6.0%
New Jersey Health Care Facilities Financing Authority Department of Human Services RB for Greystone Park Psychiatric Hospital Series 2005 (AA-/A1)
2,000,000	5.000	09/15/10	2,069,260
New Jersey State Educational Facilities Authority RB Refunding for Fairleigh Dickinson University Series 2004 C (BBB--Fitch)
1,300,000	5.000	07/01/07	1,302,067
1,405,000	5.000	07/01/08	1,419,359
New Jersey State Transportation Trust Fund Authority RB for Transportation Systems Series 2001 C (FSA) (AAA/Aaa)
5,285,000	5.750	12/15/12	5,801,292
New Jersey State Turnpike Authority Turnpike RB Series 2000 A (MBIA) (AAA/Aaa) (b)
1,750,000	5.750	01/01/10	1,845,427
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
640,000	4.380	06/01/19	641,216
5,300,000	5.750	06/01/32	5,656,955

			18,735,576

GOLDMAN SACHS SHORT DURATION TAX FREE FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Municipal Debt Obligations — (continued)
New York — 6.2%
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital Project Series 2005 (BBB+/Baa1)
$1,300,000	5.000%		08/01/12	$1,349,218
1,480,000	5.000		08/01/13	1,546,630
New York City GO Bonds Series 1998 F (FGIC-TCRS) (AAA/Aaa)
4,700,000	5.375		08/01/09	4,821,965
New York City Industrial Development Agency Civic Facility RB for Polytechnic University Project Series 2000 (BB+/Ba3)
250,000	5.200		11/01/07	251,512
New York GO Bonds Refunding Series 1996 A (MBIA-IBC) (AAA/Aaa)
500,000	6.250		08/01/08	508,545
New York GO Bonds Refunding Series 2002 C (AA-/A1)
2,000,000	5.250		08/01/10	2,089,260
New York State Dormitory Authority RB for Mount Sinai Health Series 2000 A Pre-Refunded (BBB/Baa2) (b)
5,160,000	6.625		07/01/10	5,675,381
New York State Dormitory Authority RB for New York University Hospitals Center Series 2007 A (BB/Ba2)
1,000,000	5.000		07/01/09	1,019,090
1,000,000	5.000		07/01/11	1,026,500
Tobacco Settlement Financing Corp. RB Series 2003 B-1 (AA-/A1)
1,000,000	5.000		06/01/10	1,034,540

				19,322,641

North Carolina — 0.4%
North Carolina Eastern Municipal Power RB Refunding Series 2003 C (BBB/Baa2)
1,190,000	5.000		01/01/08	1,199,806

Oklahoma — 1.3%
Comanche County Hospital Authority RB Refunding Series 2004 (Radian) (AA/Aa3)
1,000,000	4.500		07/01/09	1,008,360
Oklahoma County Finance Authority Educational Facilities Lease RB for Western Heights Public Schools Project Series 2006 (AAA)
1,390,000	5.000		09/01/10	1,447,546
Oklahoma School Districts & County RANS COPS Program Series 2006 C
1,500,000	4.500		06/29/07	1,500,075

				3,955,981

Oregon — 1.7%
Klamath Falls Oregon Intercommunity Hospital Authority RB Refunding for Merle West Medical Center Project Series 2002 (BBB)
400,000	5.500		09/01/11	419,720
550,000	5.600		09/01/12	583,957
550,000	5.800	(b)	09/01/12	607,172
520,000	5.900	(b)	09/01/12	576,638
325,000	5.800		09/01/14	349,307
305,000	5.900		09/01/15	328,052
Lane County Oregon School District No. 19 Springfield GO Bonds Series 1997 (FGIC) (AAA/Aaa)
1,230,000	6.000		10/15/10	1,322,373
Tri-County Metropolitan Transportation District RB for Payroll Tax & Grant Receipt Series 2006 (MBIA) (AAA/Aaa)
1,000,000	5.000		05/01/12	1,056,950

				5,244,169

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Pennsylvania — 5.0%
Allegheny County Hospital Development Authority RB for University of Pittsburg Medical Center Series 2003 B (A+/Aa3)
$3,000,000	5.000%	06/15/10	$3,099,060
Montgomery Pennsylvania County Higher Education & Health Authority Hospital RB for Abington Memorial Hospital Series 1998 A (AMBAC) (AAA/Aaa)
3,775,000	4.800	06/01/10	3,856,993
Pennsylvania State Higher Educational Facilities Authority RB for University of Pennsylvania Health Systems Series 2005 A (A+/A2)
2,300,000	5.000	08/15/08	2,342,274
Pennsylvania State Higher Educational Facilities Authority RB for Widener University Series 2003 (BBB+)
795,000	5.000	07/15/08	802,584
1,000,000	5.000	07/15/09	1,012,580
Pennsylvania State Higher Educational Facilities Authority State System RB Series 2006 AE (MBIA) (Aaa)
1,895,000	5.000	06/15/09	1,948,818
2,340,000	5.000	06/15/12	2,476,095

			15,538,404

Puerto Rico — 3.3%
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
5,000,000	5.000	12/01/09	5,137,300
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB-/Ba1) (a)
4,700,000	5.750	02/01/12	5,046,672

			10,183,972

Rhode Island — 0.7%
Rhode Island Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (Baa2) (b)
585,000	4.300	09/15/08	590,236
610,000	4.500	09/15/08	617,350
635,000	4.750	09/15/08	645,116
Rhode Island Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (ETM) (Baa2)
485,000	4.000	09/15/08	487,090

			2,339,792

South Carolina — 5.1%
Beaufort County School District GO BANS (SCSDE) (MIG1)
3,250,000	4.500	02/28/07	3,251,731
Lexington One School Facilities Corp. Installment Purchase RB for Lexington County School District No. 1 Series 2006 (A1)
500,000	5.000	12/01/10	518,250
Richland County RB Refunding for International Paper Co. Project Series 2002 A (BBB/Baa3)
3,000,000	4.250	10/01/07	3,002,730
South Carolina Jobs Economic Development Authority Hospital Facilities RB Pre-Refunded for Palmetto Health Alliance Series 2003 C (BBB+/Baa1) (b)
1,780,000	6.875	08/01/13	2,080,998

GOLDMAN SACHS SHORT DURATION TAX FREE FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
South Carolina — (continued)
South Carolina Jobs Economic Development Authority Hospital Facilities RB Refunding & Improvement for Palmetto Series 2003 C (ACA) (A)
$3,035,000	5.000%	08/01/08	$3,076,246
South Carolina Tobacco Settlement Revenue Management Authority RB Series 2001 B (BBB/Baa3)
3,750,000	6.000	05/15/22	3,970,162

			15,900,117

Tennessee — 3.1%
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Series 2006 A (BBB+/Baa2)
955,000	4.500	07/01/08	959,097
670,000	4.500	07/01/09	674,529
665,000	4.500	07/01/10	671,457
Memphis Tennessee GO Bonds Refunding for General Improvement Series 2005 (MBIA) (AAA/Aaa)
4,430,000	5.000	10/01/11	4,660,449
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA) (a) (c)
2,250,000	6.608	10/01/08	2,401,020
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA) (c)
320,000	6.608	09/01/08	340,454

			9,707,006

Texas — 4.7%
Brazoria County Health Facilities Development Corp. RB for Brazosport Memorial Hospital Series 2004 (Radian) (AA/Aa3)
1,065,000	5.000	07/01/09	1,084,745
Harris County Health Facilities Development Corp. RB for Christus Health Series 1999 A (ETM) (MBIA) (AAA/Aaa)
400,000	5.250	07/01/07	402,560
Harris County Health Facilities Development Corp. RB for Christus Health Unrefunded Balance Series 1999 A (MBIA) (AAA/Aaa)
2,600,000	5.250	07/01/07	2,613,910
Mesquite Texas Health Facility Development Corp. RB for Christian Care Retirement Facility Series 2005 (BBB-)
150,000	5.000	02/15/07	150,045
170,000	5.000	02/15/08	171,182
395,000	5.000	02/15/09	399,313
610,000	5.000	02/15/10	618,534
Sam Rayburn Municipal Power Agency RB Refunding (Radian) (AA/Aa3)
2,000,000	5.000	10/01/08	2,033,560
Texas State GO Bonds for Transportation Communication — Mobility Series 2006 (AA+/Aa1)
2,850,000	5.000	04/01/10	2,949,807
Tomball Texas Hospital Authority RB Refunding Series 2005 (Baa3)
1,140,000	5.000	07/01/08	1,149,485
Travis County Health Facilities Development Corp. RB for Acension Health Credit Series 1999 A (AMBAC) (AAA/Aaa) (b)
3,000,000	5.875	11/15/09	3,190,290

			14,763,431

Utah — 0.7%
Salt Lake County Utah Municipal Building Authority Lease RB Series 1999 (AA+/Aa1) (b)
2,000,000	5.500	10/01/09	2,087,060

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Virginia — 6.2%
Fairfax County Virginia Economic Development Authority Lease RB for Public Uses Complex Project Series 2006 (AA+/Aa1)
$2,650,000	5.000%	05/15/10	$2,746,169
Harrisonburg Virginia Public Improvement GO Bonds Series 2006 (FSA) (AAA/Aaa)
1,190,000	5.000	02/01/10	1,233,387
1,250,000	5.000	02/01/11	1,308,800
Pocahontas Parkway Association Virginia Toll Road RB for Capital Appreciation Senior Series 1998 B (AAA) (b) (d)
4,130,000	0.000	08/15/08	3,202,650
Rappahannock Virginia Regional Jail Authority Facilities RB GANS Series 2006 (MIG1)
2,500,000	4.250	12/01/09	2,517,750
Richmond Virginia GO Bonds for Public Improvement Series 2006 (FSA) (AAA/Aaa)
2,170,000	4.000	07/15/10	2,190,832
Tobacco Settlement Financing Corp. RB Series 2005 (BBB/Baa3)
6,224,000	4.000	06/01/13	6,204,145

			19,403,733

Washington — 1.0%
King County Washington Public Hospital District No. 002 GO Bonds Refunding & Improvement for Evergreen Healthcare Series 2006 (MBIA) (AAA/Aaa)
1,000,000	4.000	12/01/10	1,003,480
King County Washington School District No. 414 Lake Washington GO Bonds Series 2000 (AA/Aa1) (b)
2,000,000	5.250	12/01/10	2,102,160

			3,105,640

Wisconsin — 1.0%
Badger Power Marketing Authority, Inc. Transmission Delivery Facilities RB Series 1993 (AMBAC) (AAA/Aaa)
105,000	5.300	10/01/08	107,805
Badger Power Marketing Authority, Inc. Transmission Delivery Facilities RB Series 1993 Unrefunded Balance (AMBAC) (AAA/Aaa)
520,000	5.300	10/01/08	526,713
Wisconsin Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+)
665,000	4.000	05/01/07	665,000
695,000	4.000	05/01/08	693,304
715,000	4.000	05/01/09	709,831
Wisconsin Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
125,000	4.125	05/15/09	124,711
260,000	4.125	05/15/10	259,080
Wisconsin Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
105,000	4.125	05/15/10	104,628

			3,191,072

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$287,166,404

GOLDMAN SACHS SHORT DURATION TAX FREE FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipals — 6.7%
MMA Financial CDD Senior Securitization Trust RB for Various States Bartram Springs Passthru Series 2003 B (A1)(e)
$6,038,074	3.375%	11/01/08	$5,898,957
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-3 (A3)(a) (e)
2,000,000	4.950	09/30/12	2,011,620
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 A Class A (A1)
9,976,000	4.050	05/04/10	9,847,409
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2006 Class A (A1)
3,000,000	4.220	11/02/10	2,990,760

TOTAL OTHER MUNICIPALS			$20,748,746

TOTAL INVESTMENTS — 99.0%			$307,915,150

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%			3,281,416

NET ASSETS — 100.0%			$311,196,566

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(b) Prerefunded security. Maturity date disclosed is prerefunding date.

(c) Inverse variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Securities are exempt from registration under Rule 144 A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $7,910,577 which represents approximately 2.5% of net assets as of January 31, 2007.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The Portfolio had the following insurance concentration at 10% or greater of net assets at January 31, 2007: MBIA 11.62%.

For information on the mutual funds please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BANS	— Bond Anticipation Notes
CDD	— Community Development District
COPS	— Certificate of Participation
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FGIC—TCRS	— Insured by Financial Guaranty Insurance Co. — Transferable Custodial Receipts
FSA	— Insured by Financial Security Assurance Co.
GANS	— Grant Anticipation Notes
GO	— General Obligation
GTY AGMT	— Guaranteed Agreement
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MBIA—IBC	— Insured by Municipal Bond Investors Assurance — Insured Bonds Certificates
PCRB	— Pollution Control Revenue Bond
Radian	— Insured by Radian Asset Assurance
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
RITES	— Residual Interest Tax Exempt Securities
SCSDE	— South Carolina State Department of Education
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS SHORT DURATION TAX FREE FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INTEREST RATE SWAP CONTRACTS — At January 31, 2007, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged
	Notional
Swap	Amount	Termination	Payments received	Payments made	Upfront Payments	Unrealized
Counterparty (a)	(000s)	Date	by the Fund	by the Fund	made by the Fund	Gain

Citicorp Securities	$12,500	03/15/12	BMA Municipal Swap Index	3.400%	$7,375	$117,361
JP Morgan	12,500	03/15/12	BMA Municipal Swap Index	3.400%	5,775	131,940

Total					$13,150	$249,301

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2007.

BMA — Bond Market Association

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$308,444,181

Gross unrealized gain	1,228,562
Gross unrealized loss	(1,757,593)

Net unrealized security loss	$(529,031)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CALIFORNIA INTERMEDIATE ATM-FREE MUNICIPAL FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 96.7%
California — 88.1%
Abag Finance Authority RB for Non-Profit Corp. for San Diego Hospital Association Series 2001 A (BBB+/Baa1)
$725,000	6.125%	08/15/20	$782,957
Abag Finance Authority RB for Non-Profit Corps. for Sansum-Santa Barbara Series 2002 A (CA MTG INS) (A+)
1,500,000	5.500	04/01/21	1,577,400
Abag Finance Authority RB for Nonprofit Corps. for United Dominion Housing Series 2000 B (GTY AGMT) (BBB-/Baa2) (a)
350,000	6.250	08/15/08	361,865
Adelanto Public Financing Authority RB Refunding
750,000	4.050	09/15/11	744,982
Banning Utility Authority Water Enterprise RB for Refunding and Improvement Projects Series 2005 (FGIC) (AAA/Aaa)
1,135,000	5.000	11/01/22	1,210,636
Brentwood Infrastructure Financing Authority Special Assessment Series 2005 B
235,000	5.000	09/02/25	235,747
California Educational Facilities Authority RB for California Institute of Technology Series 2003 A (AAA/Aaa) (b)
1,000,000	5.000	10/01/11	1,056,830
California Health Facilities Financing Authority RB for Catholic Healthcare West Unrefunded Balance Series 2004 H (A/A3) (a)
805,000	4.450	07/01/11	817,848
California Health Facilities Financing Authority RB for Catholic West Series 2004 H ( A/A3) (b)
70,000	4.450	07/01/26	71,942
California Infrastructure & Economic Development Bank RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AAA/Aaa)
505,000	5.750	09/01/23	569,494
California State Department of Transportation RANS for Federal Highway Grant Series 2004 A (FGIC) (AAA/Aaa)
1,000,000	5.000	02/01/12	1,059,660
California State Department of Water Resources Power Supply RB Series 2002 A (MBIA) (AAA/Aaa)
200,000	5.250	05/01/10	209,556
California State Economic Recovery GO Bonds Series 2004 B (AA+/Aa3) (a)
2,500,000	5.000	07/01/07	2,514,425
California State Economic Recovery GO Series 2004 A(AA+/Aa3)
425,000	5.000	01/01/09	435,693
California State GO Bonds Refunded Series 1998 (A+/A1)
1,100,000	6.000	02/01/08	1,125,960
California State GO Bonds Series 2003 (A+/A1)
1,000,000	5.250	02/01/15	1,076,730
California State GO Bonds Series 2004 (A+/A1)
500,000	4.000	02/01/09	503,040
California State Public Works Board RB for Department of Mental Health Coalinga Series 2004 A (A/A2)
1,000,000	5.000	06/01/11	1,046,150
California State Public Works Board RB Refunding for Department of Health Services Series 2005 K (A/A2)
200,000	5.000	11/01/22	210,692

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California State University Fresno Association Inc. RB for Auxiliary Organization Event Center Series 2002 (Ba1) (b)
$910,000	6.750%	07/01/12	$1,009,927
California Statewide Communities Development Authority RB for Daughters of Charity Health Series 2005 F (BBB+)
750,000	5.000	07/01/07	753,180
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2002 C (A-1) (a)
725,000	3.850	06/01/12	719,802
California Statewide Communities Development Authority TRANS for Tulare County Series 2006 B (SP-1+/MIG1)
1,250,000	4.500	07/31/07	1,255,625
Cathedral City Improvement Bond Act of 1915 Special Assessment for Cove Improvement District 04-02 Series 2005
740,000	5.000	09/02/20	748,924
Carson Public Financing Authority RB for Special Assessment Series 2006 A (Radian) (AA)
1,000,000	4.375	09/02/26	978,720
Central Coast Water Authority RB Refunding for State Water Project Regional Facilities Series 2006 A (FSA) (AAA/Aaa)
1,200,000	4.000	10/01/10	1,214,616
Chino Community Facilities District Special Tax No. 2 Series 2006
200,000	5.000	09/01/26	200,854
Coachella Valley Water District Improvement Bond Act of 1913-1915 Special Assessment for Obligation Improvement District 70 Series 2006
300,000	5.000	09/02/20	300,597
Colton Joint Unified School District GO Bonds for Election of 2001 Series 2006 C (FGIC) (AAA/Aaa)
500,000	5.250	02/01/22	542,020
Coronado Community Development Agency Tax Allocation Refunding for Coronado Community Development Project Series 2006 (FGIC) (AAA/Aaa)
1,000,000	5.000	09/01/22	1,065,740
Del Mar Race Track Authority RB Series 2005 (BBB-)
600,000	5.000	08/15/09	613,560
Eastern Municipal Water District Community Facilities Special Tax for Cottonwood District 2004-27 Series 2006
100,000	5.000	09/01/27	100,884
Eastern Municipal Water District Community Facilities Special Tax for Mahogany District 2005-40 Series 2006
300,000	5.000	09/01/26	300,372
El Camino Hospital District GO Bonds Series 2006 (MBIA) (AAA/Aaa)
1,000,000	4.500	08/01/16	1,043,170
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (AAA/Aaa) (b)
2,065,000	5.500	06/01/13	2,254,464
Hollister Joint Powers Financing Authority RB Refunding and Improvement Project Series 2006-1 (FSA) (AAA)
500,000	5.000	06/01/17	538,965

GOLDMAN SACHS CALIFORNIA INTERMEDIATE ATM-FREE MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
$1,455,000	5.000%	05/01/10	$1,496,919
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3
275,000	5.000	09/01/25	278,129
Lammersville School District Community Facilities District No. 2002 Special Tax for Mountain House Series 2006
250,000	5.000	09/01/26	252,402
Los Angeles County Public Works Financing Authority Special Assessment RB Refunding for L.A. Regal Park & Open Space Series 2005 (FSA) (AAA/Aaa)
400,000	5.000	10/01/10	418,444
Los Angeles Unified School District GO Bonds Series 2003 A (MBIA) (AAA/Aaa)(b)
1,250,000	5.375	07/01/13	1,368,387
Los Angeles Unified School District GO Bonds Refunding Series 2007 A-2 (FGIC) (Aaa/AAA)
2,000,000	4.500	07/01/22	2,019,820
Manteca Unified School District GO Bonds Refunding Series 2005 (FGIC) (AAA/Aaa)
775,000	5.000	08/01/20	826,863
Mission Springs Water District Improvement Bond Act of 1915 Special Assessment for District No. 13 Series 2005
275,000	5.000	09/02/21	275,572
Moreno Valley Unified School District Community Facilities District No. 2004-5 Series 2006
400,000	5.200	09/01/36	408,024
New Haven Union School District GO Bonds Refunding Series 2005 (MBIA) (AAA/Aaa)
1,250,000	5.250	08/01/21	1,367,175
Palmdale Improvement Bond Act of 1915 Special Assessment District No. 2006-1 Series 2006
500,000	5.000	09/02/36	499,335
Palo Alto Improvement Bond Act 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
355,000	5.250	09/02/16	362,185
400,000	5.250	09/02/17	408,048
Poway Unified School District Special Tax Community Facilities District No. 6-4 South Ranch Series 2005
200,000	4.850	09/01/20	201,590
Riverside County Public Financing Authority Tax Allocation Revenue Redevelopment Project Area No. 1 for Mid County Series 2006 B (MBIA) (AAA/Aaa)
575,000	5.000	10/01/15	621,058
Sacramento North Natomas Community Facilities 97-01 Special Tax Series 2005
765,000	5.000	09/01/23	775,106
San Diego County & School District TRANS Series 2006 A (SP-1+/MIG1)
1,250,000	4.500	07/27/07	1,255,525
San Diego Redevelopment Agency Tax Allocation for Centre City Redevelopment Series 2006 A (AMBAC) (AAA/Aaa)
1,000,000	5.000	09/01/13	1,070,980
San Francisco City & County Airports Commission RB Refunding for Second Issue Series 2006-32 F (FGIC) (AAA/Aaa)
500,000	5.000	05/01/15	540,235
San Gabriel Unified School District GO Bonds Prerefunded Series 2002 A (FSA) (AAA/Aaa)(b)
445,000	5.375	08/01/12	482,407

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Sierra View Local Health Care District RB Refunding Series 1998 (A-)
$500,000	5.400%	07/01/22	$513,560
South Orange County Public Financing Authority Special Tax for Ladera Ranch Series 2005 A (AMBAC) (AAA/Aaa)
200,000	5.000	08/15/21	210,780
Temecula Valley Unified School District Community Facilities District Special Tax No. 2004-1 Improvement Area A Series 2007
570,000	5.000	09/01/27	576,783
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (AAA/Aaa)(b)
1,180,000	5.250	06/01/12	1,266,388

			46,748,742

Puerto Rico — 6.5%
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
1,500,000	5.000	12/01/09	1,541,190
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University System Project Series 2006 (BBB-)
270,000	5.000	03/01/09	274,182
575,000	5.000	03/01/12	592,624
University of Puerto Rico RB Refunding Series 2006 P (BBB/Baa2)
1,000,000	5.000	06/01/19	1,057,960

			3,465,956

U.S. Virgin Islands — 2.1%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
1,100,000	5.000	10/01/08	1,115,103

TOTAL INVESTMENTS — 96.7%			$51,329,801

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.3%			1,744,771

NET ASSETS — 100.0%			$53,074,572

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(b) Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The Portfolio had the following insurance concentration at 10% or greater of net assets at January 31, 2007: FGIC 13.69%.

For information on the mutual funds please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CALIFORNIA INTERMEDIATE ATM-FREE MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
CA MTG INS	— Insured by California Mortgage Insurance
COPS	— Certificate of Participation
FGIC	— Insured by Financial Guaranty Insurance Co.
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
GTY AGMT	— Guaranteed Agreement
MBIA	— Insured by Municipal Bond Investors Assurance
Radian	— Insured by Radian Asset Assurance
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
TRANS	— Tax Revenue Anticipation Notes

GOLDMAN SACHS CALIFORNIA INTERMEDIATE ATM-FREE MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$51,127,668

Gross unrealized gain	315,605
Gross unrealized loss	(113,472)

Net unrealized security gain	$202,133

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS NEW YORK INTERMEDIATE AMT-FREE MUNICIPAL FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 93.6%
New York — 85.4%
Albany County GO Bonds Refunding Series 2002 (FGIC) (AAA/Aaa)
$500,000	5.000%	06/01/13	$533,125
Albany Municipal Water Finance Authority Second Resolution RB Refunding Series 2003 A (MBIA) (AAA/Aaa)
425,000	5.000	12/01/11	432,042
Amherst Industrial Development Agency Civic Facility RB for Daeman College Mandatory Tender Refunding Series 2006 A (Radian) (Manufacturers & Traders SPA) (AA)(a)
490,000	4.200	10/01/11	492,656
Buffalo Fiscal Stability Authority Special Tax for Sales Tax & State Aid Series 2006 A (Aa2)
430,000	4.000	09/01/07	430,980
Erie County GO Bonds Refunding Series 2005 D-1 (MBIA) (AAA/Aaa)
300,000	5.000	06/01/21	319,116
Islip GO for Public Improvement Series 2006 (AA+/Aa2)
515,000	4.000	07/15/10	519,444
Kings Point GO Bonds Refunding Series 2005 (Aaa)
285,000	5.000	06/15/12	301,861
Long Island Power Authority Electric System RB Refunding Series 1998 A (AMBAC) (AAA/Aaa)
325,000	5.500	12/01/11	349,264
Long Island Power Authority Electric System RB Refunding Series 2006 D (A-/A3)
200,000	4.000	09/01/10	201,120
Metropolitan Transportation Authority Dedicated Tax Fund RB Series 2004 A (MBIA) (AAA/Aaa)
600,000	5.000	11/15/10	626,586
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital of Rochester Refunding Series 2005 (BBB+/Baa1)
280,000	5.000	08/01/12	290,601
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital of Rochester Refunding Series 2005 (BBB+/Baa1)
300,000	5.000	08/01/22	309,417
Nassau County Industrial Development Agency Civic Facility RB for North Shore Health System Project Refunding Series 2001 D (A3)
400,000	5.625	11/01/09	414,572
New York City Health & Hospital Corp. RB for Health Systems Refunding Series 2003 A (AMBAC) (AAA/Aaa)
500,000	5.000	02/15/11	521,450
New York City Housing Development Corp. RB for Housing Authority Capital Funding Project Series 2005 A (FGIC) (AAA/Aaa)
300,000	5.000	07/01/11	315,213
New York City Transitional Finance Authority RB for Future Tax Secured Refunding Series 2004 D2 (AAA/Aa2)
275,000	5.000	11/01/11	289,416
New York GO Bonds Refunding Series 2002 C (AA-/A1)
500,000	5.250	08/01/10	522,315
New York GO Bonds Series 2003 A (AA-/A1)
500,000	5.000	08/01/12	526,435
New York GO Bonds Series 2003 D (AA-/A1)
520,000	5.250	10/15/18	555,922

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Dormitory Authority Lease RB for Court Facilities Series 2003 A ETM (A+/A2)
$200,000	5.000%	05/15/07	$200,776
New York State Dormitory Authority RB for City University Systems Conservation Fifth Generation Series 2003 A (AA-/A1)
200,000	5.250	01/01/13	213,678
New York State Dormitory Authority RB for Columbia University Series 2001 A Prerefunded (AAA/Aaa)(b)
225,000	5.250	07/01/11	240,869
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
460,000	5.000	05/01/07	460,975
New York State Dormitory Authority RB Non State Supported Debt for Kaleida Hospital Health Series 2006 (FHA) (AAA)
260,000	4.000	08/15/14	260,164
New York State Dormitory Authority RB Non State Supported Debt for New York University Hospitals Center Series 2006 A(BB/Ba2)
500,000	5.000	07/01/13	516,445
New York State Dormitory Authority RB Non State Supported Debt for Ozaham Hall Queens Nursing Series 2006 (LOC-Allied Irish Bank PLC) (Aa3)
500,000	5.000	11/01/12	526,695
New York State Dormitory Authority RB Non State Supported Debt for Siena College Series 2006 (MBIA) (Aaa)
400,000	5.000	07/01/13	426,580
New York State Dormitory Authority State Personnel Income Tax RB for Education Series 2005 F (AAA)
200,000	5.000	03/15/10	207,388
New York State Environmental Facilities Corp. State Clean Water & Drinking RB for Revolving Funds Pooled Funding Program Refunding Series 2002 F (AAA/Aaa)
325,000	5.250	11/15/20	348,699
New York State Thruway Authority Highway & Bridge Second Gen RB Series 2003 B (FSA) (AAA/Aaa)
250,000	5.000	04/01/12	264,273
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Mandatory Tender Refunding Series 2003 A (AA-)(a)
550,000	5.250	01/01/09	564,096
Orange County GO Bonds Refunding Series 2005 A (Aa1)
500,000	5.000	07/15/13	533,705
Rensselaer County Industrial Development Agency Civic Facility RB for Rensselaer Polytechnic Institution Series 2006 (XLCA) (AAA/Aaa)
200,000	4.250	03/01/12	203,926
Rome City School District GO Bonds Refunding Series 2005 (FGIC) (Aaa)
415,000	5.000	06/15/13	442,647
Sales Tax Asset Receivables Corporation RB Series 2004 A (MBIA) (AAA/Aaa)
335,000	5.250	10/15/19	364,098
Saratoga County Industrial Development Agency Civic Facilities RB for Saratoga Hospital Project Series 2004 A (BBB+)
225,000	5.000	12/01/08	228,508
Saratoga County Industrial Development Agency Civic Facilities RB for Saratoga Hospital Project Series 2004 A (BBB+)
500,000	5.000	12/01/07	503,855

GOLDMAN SACHS NEW YORK INTERMEDIATE AMT-FREE MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
Suffolk County Industrial Development Agency Civic Facilities RB for Dowling College Series 2006 A (ACA) (A)
$300,000	5.000%	06/01/18	$311,763
Suffolk County Industrial Development Agency Continuing Care Retirement RB for Jeffersons Ferry Project Refunding Series 2006 (BBB-)
250,000	5.000	11/01/12	257,533
Suffolk County Water Authority Waterworks RB Senior Lien Series 1993 ETM (MBIA) (AAA/Aaa)
25,000	5.100	06/01/07	25,125
Suffolk County Water Authority Waterworks RB Unrefunded Balance Senior Lien Series 1993 (MBIA) (AAA/Aaa)
275,000	5.100	06/01/07	276,268
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series A-1 (AA-/A1)
2,250,000	5.500	06/01/18	2,414,677

			17,744,278

Puerto Rico — 8.2%
Puerto Rico Commonwealth GO Bonds for Public Improvement Mandatory Tender Refunding Series 2003 C (MBIA) (AAA/Aaa)(a)
325,000	5.000	07/01/08	331,126
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
150,000	5.000	12/01/09	154,119
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University System Project Series 2006 (BBB-)
225,000	5.000	03/01/09	228,485
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Mandatory Tender Series 2004 A (LOC-Government Development Bank of Puerto Rico) (BBB/Ba1)(a)
700,000	5.750	02/01/12	751,632
University of Puerto Rico RB Refunding Series 2006 P (BBB/Baa2)
230,000	5.000	06/01/13	242,462

			1,707,824

TOTAL MUNICIPAL DEBT OBLIGATIONS			$19,452,102
Short-Term Investments — 4.5%
New York — 4.5%
Metropolitan Transportation Authority VRDN RB Series 2005 G (LOC-BNP Paribas) (A-1+/VMIG1)(c)
$425,000	3.710%	02/06/07	$425,000
New York City Municipal Water Finance Authority VRDN RB Series 1995 A (FGIC) (A-1+/VMIG1)(c)
400,000	3.700	02/15/07	400,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002 D1(Landesbank Hessen-Thuringen SPA) (A-1+/VMIG1)(c)
100,000	3.720	02/06/07	100,000

TOTAL SHORT-TERM INVESTMENTS			$925,000

TOTAL INVESTMENTS — 98.1%			$20,377,102

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%			396,149

NET ASSETS — 100.0%			$20,773,251

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(b) Prerefunded security. Maturity date disclosed is prerefunding date.

(c) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The Portfolio had the following insurance concentration at 10% or greater of net assets at January 31, 2007: MBIA 13.48%.

For information on the mutual funds please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS NEW YORK INTERMEDIATE AMT-FREE MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$20,332,875

Gross unrealized gain	74,200
Gross unrealized loss	(29,973)

Net unrealized security gain	$44,227

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 101.2%
Alabama — 2.2%
Alabama Municipal Electric Authority Power Supply RB Series 2003 A (MBIA) (Aaa)
$1,000,000	5.000%	09/01/33	$1,046,120
Alabama Public School & College Authority RB for Capital Improvement Series 1999 D (AA/Aa2)
1,150,000	5.750	08/01/19	1,217,068
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BBB-)
1,780,000	5.750	12/01/36	1,861,132
Birmingham Alabama GO Bonds for Capital Improvement Warrants Series 2000 A (AA/Aa3)
1,000,000	5.550	08/01/21	1,059,380
DCH Health Care Authority Health Care Facilities RB Series 2006 (A+/A1)
1,000,000	5.125	06/01/36	1,041,680
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
575,000	5.000	11/15/17	602,422
100,000	5.000	11/15/21	104,028
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (A+/A1)
3,500,000	5.250	01/01/11	3,668,210
Tuscaloosa Alabama GO Bonds Warrants Series 2000 (AA/Aa3) (a)
1,000,000	5.650	01/01/10	1,059,930

			11,659,970

Alaska — 1.8%
Alaska State Housing Finance Corp. RB for General Housing Series 2005 A (FGIC) (AAA/Aaa)
4,000,000	5.250	12/01/34	4,263,600
Alaska State Housing Finance Corp. RB Series 1999 A (MBIA) (AAA/Aaa)
2,490,000	6.000	06/01/49	2,572,593
Anchorage Alaska Water RB Refunding Series 2004 (MBIA) (AAA/Aaa)
1,000,000	5.125	05/01/29	1,057,800
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (AAA/Aaa) (a)
1,500,000	5.500	06/01/11	1,598,205

			9,492,198

Arizona — 1.8%
Arizona School Facilities Board RB for State School Trust Series 2004 A (AMBAC) (AAA/Aaa)
3,410,000	5.750	07/01/18	3,793,693
Maricopa County Arizona Multi-Family Housing IDA RB for Place Five and Greenery Apartments Series 1996 A (ETM) (AAA)
165,000	5.850	01/01/08	168,242
Maricopa County Arizona Unified School District No. 41 Gilbert GO Bonds Prerefunded Series 1995 (FSA) (AAA/Aaa) (a)
2,304,000	6.250	07/01/08	2,386,207
Maricopa County Arizona Unified School District No. 41 Gilbert GO Bonds Unrefunded Balance Series 1995 (FSA) (AAA/Aaa)
196,000	6.250	07/01/15	202,613
Northern Arizona University RB Series 2003 (FGIC) (AAA/Aaa) (a)
1,235,000	5.500	06/01/14	1,365,540
Queen Creek Improvement District No. 001 Special Assessment Series 2006 (BBB-/Baa2)
500,000	5.000	01/01/26	509,400

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Arizona — (continued)
Yavapai County Arizona IDA Solid Waste Disposal RB for Waste Management, Inc. Project Series 2002 (AMT) (BBB) (b)
$1,000,000	4.000%	06/01/10	$989,840

			9,415,535

Arkansas — 1.3%
Arkansas Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000(BBB/Baa2) (a)
4,000,000	7.250	02/01/10	4,380,480
Paragould Arkansas Sales and Use Tax RB Series 2001 (AMBAC)(AAA/Aaa)
995,000	5.100	06/01/18	1,019,945
Washington County Arkansas Hospital RB for Regional Medical Center Series 2005 A (BBB/Baa2)
150,000	5.000	02/01/35	152,767
Washington County Arkansas Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
160,000	4.250	02/01/15	158,842
675,000	5.000	02/01/25	692,874
150,000	5.000	02/01/30	152,767

			6,557,675

California — 15.2%
Abag Finance Authority RB for Non-Profit Corp. for San Diego Hospital Association Series 2001 A (BBB+/Baa1)
275,000	6.125	08/15/20	296,983
California County Tobacco Securitization Agency RB for Stanislaus Series 2006 A (BBB) (c)
5,175,000	0.000	06/01/46	564,075
California County Tobacco Securitization Agency RB for Stanislaus Series 2006 B (BBB-) (c)
450,000	0.000	06/01/46	46,994
California County Tobacco Securitization Agency Refunding Asset Backed RB for Merced County Series 2005 A (Baa3)
275,000	5.125	06/01/38	280,142
California County Tobacco Securitization Agency Refunding Asset Backed RB for Sonoma County Corp. Series 2005 A (BBB)
125,000	5.125	06/01/38	127,338
75,000	5.250	06/01/45	77,039
California Educational Facilities Authority RB Refunding for Pepperdine University Series 2005 A (AMBAC) (Aaa)
5,000,000	5.000	12/01/35	5,265,700
California Housing Finance Agency RB for Home Mortgage AMT Series 2006 I (AA-/Aa2)
2,425,000	4.800	08/01/36	2,417,385
California Infrastructure & Economic Development Bank RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AAA/Aaa)
1,000,000	5.750	09/01/23	1,127,710
California State Economic Recovery GO Bonds Series A (AA+/Aa3) (d)
3,750,000	5.250	07/01/14	4,083,738
California State Economic Recovery GO Bonds Series B (AA+/Aa3) (b) (d)
2,500,000	5.000	07/01/08	2,548,850
California State GO Bonds Series 2003 (A+/A1)
1,000,000	5.250	02/01/33	1,054,540

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California State GO Bonds for Various Purposes Series 2005 (AMBAC) (AAA/Aaa)
$385,000	4.250%	03/01/30	$371,798
California State GO for Unrefunded Balance Series 2000 (FGIC) (AAA/Aaa) (a)
75,000	5.250	09/01/10	78,983
California State GO for Refunded Bonds Series 2000 (FGIC) (AAA/Aaa) (a)
1,205,000	5.250	09/01/10	1,268,985
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (FSA) (AAA/Aaa)
2,000,000	5.375	10/01/19	2,150,420
California State University Fresno Association, Inc. RB for Senior Auxiliary Organization Event Center Series 2002 (Baa3) (a)
1,000,000	6.000	07/01/12	1,116,270
California Statewide Communities Development Authority VRDN for Kaiser Permanente RMKT Series 2001 C (A+)
250,000	5.250	08/01/31	265,940
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2007 A (A+)
1,600,000	4.750	04/01/33	1,592,784
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2007 B (A+)
2,750,000	4.371	02/01/36	2,750,000
Carson California Public Financing Authority Special Assessment Series 2006 A (Radian) (AA)
300,000	4.375	09/02/26	293,616
Cathedral City California Improvement Bond Act of 1915 Special Assessment for Limited Obligation Cove Improvement District 04-02 Series 2005
250,000	5.000	09/02/20	253,015
Chabot-Las Positas Community College District GO Bonds for Capital Appreciation Bonds Series 2006 C (AMBAC) (AAA/Aaa) (c)
6,340,000	0.000	08/01/35	1,569,974
Chino California Community Facilities District Special Tax Assessment No. 2 Series 2006
500,000	5.000	09/01/36	498,880
Chula Vista California Community Facilities District Special Tax No. 7 for Otay Ranch Village Eleven Series 2006 I
250,000	5.100	09/01/26	253,722
1,570,000	5.125	09/01/36	1,589,154
Coachella Valley California Water District 70 Improvement Bond Act 1913 to 1915 for Limited Obligation Improvement Assessment Series 2006
1,000,000	5.100	09/02/26	1,011,070
Del Mar Race Track Authority RB Series 2005 (BBB--Fitch)
200,000	5.000	08/15/25	207,434
Eastern Municipal Water District Community Facilities Special Tax District No. 2003-25 Improvement Area D Series 2006
425,000	5.000	09/01/36	421,970
Eastern Municipal Water District Community Facilities Special Tax District No. 2004-29 Sun Ranch Series 2006
500,000	5.000	09/01/29	502,135
1,000,000	5.000	09/01/36	1,000,480
Eastern Municipal Water District Community Facilities Special Tax District No. 2005-40 Mahogany Series 2006
410,000	5.000	09/01/36	405,830
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Bonds Series 2005 A (AMBAC-TCRS) (AAA/Aaa)
3,000,000	5.000	06/01/45	3,122,010
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A (FGIC-TCRS) (AAA/Aaa)
1,000,000	5.000	06/01/45	1,039,250
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (A/A2)
3,075,000	5.000	06/01/45	3,165,928

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (AMBAC) (AAA/Aaa)
$1,065,000	5.000%	06/01/30	$1,107,014
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (Radian-IBC) (AA)
1,500,000	5.000	06/01/45	1,548,330
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2003 B (AAA/Aaa) (a)
7,800,000	5.500	06/01/13	8,515,650
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (BBB/Baa3)
1,225,000	6.750	06/01/39	1,399,624
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-3 (BBB/Baa3)
350,000	7.875	06/01/42	426,384
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-5 (BBB/Baa3)
650,000	7.875	06/01/42	791,856
Jurupa Community Services District Special Tax Community Facilities District No. 19 Eastvale
1,500,000	5.000	09/01/36	1,497,330
Kaweah Delta California Health Care District RB Series 2004 (A3) (a)
325,000	6.000	08/01/12	366,792
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
300,000	5.000	05/01/11	310,980
300,000	5.000	05/01/12	312,882
285,000	5.000	05/01/15	300,723
Lafayette Redevelopment Agency Tax Allocation RB for Lafayette Redevelopment Project Series 2005 (Radian) (AA)
120,000	5.000	08/01/35	124,426
Lake Elsinore California Unified School District Community Facilities District Special Tax Series 2005-3
595,000	5.000	09/01/25	601,771
Los Angeles California Unified School District GO Bonds Series 2003 A(MBIA) (AAA/Aaa) (a)
2,500,000	5.375	07/01/13	2,736,775
Menlo Park California GO Bonds Series 2002 (Aa1)
1,000,000	5.250	08/01/27	1,069,100
Metropolitan Water District Waterworks of Southern California RB Refunding Series 2001 A (AA+/Aa2)
1,000,000	5.100	07/01/25	1,047,020
North Natomas California Community Facilities District Special Tax No. 004 Series 2006 D
1,000,000	5.000	09/01/33	1,008,610
Palo Alto California Improvement Bond Act of 1915 for Special Assessment University Avenue Area off Street Parking Series 2002 A (BBB)
955,000	5.250	09/02/15	974,406
Poway California Unified School District Special Tax Community Facilities District 6-4 South Series 2005
250,000	5.125	09/01/35	251,695
Sacramento California North Natomas Community Facilities 97-01 Special Tax Series 2005
565,000	5.000	09/01/25	570,673
1,190,000	5.000	09/01/29	1,199,687

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
San Diego California Unified School District GO Bonds for Election 1998 Series 2002 D (FGIC) (AAA/Aaa)
$1,000,000	5.250%	07/01/24	$1,078,140
San Gabriel California Unified School District GO Bonds Unrefunded Balance Series 2002 A (FSA) (AAA/Aaa)
55,000	5.375	08/01/21	59,283
San Jose California Redevelopment Agency Tax Allocation Refunding for Merged Area Redevelopment Project Series 2006 C (MBIA) (AAA/Aaa)
600,000	3.750	08/01/28	536,142
Sierra View California Local Health Care District RB Refunding Series 1998 (A-)
500,000	5.400	07/01/22	513,560
Silicon Valley Tobacco Securitization Authority RB for Capital Appreciation Santa Clara Series 2007 A (c)
8,000,000	0.000	06/01/36	1,567,360
Temecula Valley California Unified School District Community Facilities District Special Tax District No. 2004-1 Improvement Area A Series 2007
930,000	5.000	09/01/37	938,221
Tobacco Securitization Authority of Northern California Settlement RB for Asset Backed Bonds Series 2005 A-1 (BBB/Baa3)
350,000	5.500	06/01/45	365,449
Tobacco Securitization Authority of Southern California Settlement RB for Asset Backed Bonds Series 2002 A (AAA/Aaa) (a)
3,000,000	5.625	06/01/12	3,273,480
Torrance California COPS Refunding & Public Improvement Project Series 2005 B (AMBAC) (AAA/Aaa)
310,000	5.250	06/01/34	331,929
University of California RB for Multiple Purpose Projects Series 2001 M (FGIC) (AAA/Aaa) (a)
2,000,000	5.125	09/01/09	2,091,980

			79,737,414

Colorado — 3.3%
Adams Colorado RB VRDN Series 2006-1260 (FHA-MBIA) (AAA) (e)
455,000	9.550	02/01/31	563,995
Aurora Centretech Colorado Metropolitan District GO Refunding Bonds Series 1998 C(LOC-BNP Paribas) (AA) (b)
2,000,000	4.875	12/01/08	2,033,880
Castlewood Ranch Colorado Metropolitan District GO Bonds Refunding Series 2006 (XLCA) (AAA)
1,905,000	4.250	12/01/29	1,824,285
3,520,000	4.250	12/01/34	3,332,842
Colorado Health Facilities Authority RB for Covenant Retirement Communities Inc. Series 2005 (BBB)
1,150,000	5.000	12/01/35	1,161,776
Colorado Health Facilities Authority RB for Hospital Poudre Valley Health Care Series 2005 F (BBB+/Baa2)
1,000,000	5.000	03/01/25	1,027,360
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (A2) (a)
500,000	6.500	11/15/11	562,385
Denver City & County Colorado GO Bonds for Various Purposes Series 1999 B (AA+/Aa1)
1,000,000	5.625	08/01/07	1,009,330
E-470 Public Highway Authority RB Series 2004 B (MBIA)(AAA/Aaa) (c)
5,000,000	0.000	09/01/27	1,812,950
La Plata County Colorado School District No 9-R Durango GO Bonds Series 2002 (MBIA) (Aaa) (a)
1,000,000	5.250	11/01/12	1,075,680

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Colorado — (continued)
SBC Metropolitan District GO Refunding Series 2005 (ACA) (A)
$500,000	5.000%	12/01/29	$513,605
Tower Colorado Metropolitan District GO Bonds Refunding and Improvement Series 2005 (Radian) (AA/Aa3)
140,000	5.000	12/01/35	144,528
West Metro Fire Protection District GO Series 2006 A (MBIA) (Aaa)
2,200,000	5.250	12/01/26	2,402,730

			17,465,346

Connecticut — 1.3%
Connecticut State Development Authority PCRB Refunding for Connecticut Light & Power Co. RMKT 9/23/98 Series 1993 A (BBB-/Baa1)
2,500,000	5.850	09/01/28	2,617,575
Connecticut State GO Bonds Refunding Series C (AA/Aa3) (d)
4,000,000	5.500	12/15/13	4,424,383

			7,041,958

District of Columbia — 1.5%
District of Columbia RB for Friendship Public Charter School Series 2006 (ACA GO OF INST) (A)
100,000	4.000	06/01/16	96,963
150,000	5.000	06/01/35	154,268
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
765,000	6.250	05/15/24	815,719
1,000,000	6.500	05/15/33	1,191,880
Metropolitan Washington D.C. Airports Authority RB Series 2005 A (AMT) (MBIA) (AAA/Aaa)
2,000,000	5.000	10/01/35	2,079,640
Metropolitan Washington D.C. Airports Authority RB Series 2005 A (AMT) (FSA) (AAA/Aaa)
2,000,000	5.000	10/01/35	2,087,060
Washington DC Convention Center Authority RB Refunding Senior Lien Series 2007 A (AAA/Aaa)
1,515,000	4.500	10/01/30	1,499,683

			7,925,213

Florida — 6.7%
Arbor Greene Community Development District Special Assessment for Refunding Revenue Series 2006 (BBB+)
1,600,000	5.000	05/01/19	1,665,952
Bobcat Trail Community Development District of Florida Special Assessment for Refunding Capital Improvement Series 2005
1,225,000	5.200	05/01/29	1,224,767
Bridgewater Wesley Chapel Community Development District of Florida Special Assessment for Capital Improvement Series 2005
2,465,000	5.750	05/01/35	2,532,048
Coconut Cay Community Development District of Florida Special Assessment Series 2006
1,000,000	5.375	05/01/36	1,008,350
Covington Park Florida Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (A-)
715,000	5.000	05/01/21	721,678
Crossings At Fleming Island Community Development District of Florida Special Assessment Refunding for Series 2000 B (MBIA) (AAA/Aaa)
1,765,000	5.800	05/01/16	1,882,673
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,705,000	6.000	05/01/34	1,775,229

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Double Branch Community Development District Special Assessment Series 2005 A
$575,000	5.350%	05/01/34	$576,253
Florida State GO Bonds Department of Transportation Right of Way Series 1997 B (AAA/Aaa) (a)
1,000,000	5.500	07/01/07	1,017,580
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (MBIA) (AAA)
2,755,000	5.375	05/01/22	3,012,703
130,000	4.750	05/01/31	133,279
High Ridge Quantum Community Development District of Florida Special Assessment for Boyton Beach Series 2005 A
1,935,000	5.750	05/01/35	1,947,113
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (Baa2)
300,000	5.625	03/01/24	318,189
Jacksonville Economic Development Community Health Care Facilities RB for Mayo Clinic Series 2006 (AA/Aa2)
825,000	5.000	11/15/36	861,044
Keys Cove Community Development District Special Assessment Series 2004
1,210,000	5.875	05/01/35	1,263,470
Longleaf Florida Community Development District Special Assessment Refunding Series 2006
1,350,000	5.375	05/01/30	1,361,272
Marsh Harbour Community Development District Special Assessment Series 2005 A
965,000	5.450	05/01/36	981,743
Meadow Florida Pointe III Community Development District RB for Capital Improvement Series 2004 A
985,000	6.000	05/01/35	1,017,357
North Springs Improvement District RB Refunding for Water Management Series 2005 A
195,000	5.375	05/01/24	197,673
North Springs Improvement District RB for Water Management Series 2005 B
450,000	5.500	05/01/35	457,187
Oakstead Florida Community Development District Capital Improvement Special Assessment Refunding for Series 2006 A-1 (MBIA) (AAA/Aaa)
145,000	4.500	05/01/32	143,910
Orange County Health Facilities Authority RB for Orlando Regional Healthcare Hospital Series 2006 B (A/A2)
135,000	4.750	11/15/36	135,898
Palm Beach County Florida GO Bonds Series 1999 A (AAA/Aaa) (a)
1,000,000	5.450	08/01/09	1,041,000
Pinellas County Educational Facilities Authority RB for Eckerd College Project Series 2006 (ACA) (A)
250,000	5.250	10/01/29	264,138
175,000	4.750	10/01/31	177,154
Port Everglades Authority RB Series 1986 (ETM) (AAA/Aaa)
2,785,000	7.125	11/01/16	3,213,806
Sail Harbour Community Development District Special Assessment Series 2005 A
1,000,000	5.500	05/01/36	1,016,530
Sonoma Bay Community Development District Special Assessment Series 2005 A
650,000	5.450	05/01/36	658,658
Sumter Landing Florida Community Development District Recreational RB Series 2005 A (MBIA) (AAA/Aaa)
250,000	4.625	10/01/30	252,563

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Tampa Palms Open Space & Transportation Community Development District Revenue Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
$250,000	4.000%	05/01/13	$252,050
1,400,000	4.500	05/01/18	1,457,638
Thousand Oaks Community Development District Special Assessment RB Series 2005 A-1
985,000	5.350	05/01/35	996,012
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvements Series 2005
1,000,000	5.600	05/01/36	1,018,020
Volusia County Educational Facility Authority RB Refunding for Embry-Riddle Aeronautical Series 2005 (Radian) (AA/Aa3)
650,000	5.000	10/15/35	672,659

			35,255,596

Georgia — 1.8%
Augusta Georgia Water & Sewer RB Series 2004 (FSA)(AAA/Aaa)
7,000,000	5.250	10/01/39	7,543,060
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (A-/A3)
325,000	5.500	01/01/34	342,713
Georgia State GO Bonds Series 1992 B (AAA/Aaa)
1,000,000	6.000	03/01/12	1,103,020
Georgia State GO Bonds Series 2005 A (MBIA) (AAA/Aaa)
400,000	2.000	09/01/24	284,152

			9,272,945

Guam — 0.1%
Guam Education Financing Foundation COPS for Public School Facilities Project Series 2006 A (A-)
250,000	5.000	10/01/12	261,885
175,000	5.000	10/01/23	183,458

			445,343

Hawaii — 0.7%
Hawaii State Airport Systems RB Refunding Series 2000 B (AMT)(FGIC) (AAA/Aaa)
3,500,000	6.625	07/01/17	3,815,560

Illinois — 4.4%
Cary Illinois Special Tax Refunding for Special Service Area No. 1 Series 2006 (Radian) (AA)
1,945,000	5.000	03/01/30	2,002,105
Chicago Illinois GO Bonds Prerefunded Series 2000 C (FGIC) (AAA/Aaa) (a)
1,365,000	5.500	07/01/10	1,451,323
Chicago Illinois GO Bonds Unrefunded Balance Series 2000 C (FGIC) (AAA/Aaa)
815,000	5.500	01/01/19	860,917
Chicago Illinois O’Hare International Airport RB Refunding for General Airport 3rd Lien Series 2003 A-1 (XLCA) (AAA/Aaa)
490,000	5.250	01/01/34	519,341
Chicago Illinois Tax Increment Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (A)
1,250,000	6.250	11/15/13	1,362,050
750,000	5.000	11/15/11	774,368
Chicago Illinois Tax Increment for Central Loop Redevelopment Project Series 2000 A (ACA) (A)
2,000,000	6.500	12/01/08	2,079,740
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (BB+/Baa3) (b)
2,300,000	5.500	02/28/14	2,331,602

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Aaa) (a)
$2,000,000	6.250%	05/01/12	$2,236,960
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Baa3) (a)
1,500,000	6.250	05/01/07	1,508,910
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BBB-/Baa3)
400,000	5.125	01/01/25	405,616
Illinois Finance Authority RB Refunding for Waste Management Inc. Project Series 2005 A (AMT) (BBB)
400,000	5.050	08/01/29	409,488
Illinois State GO Bonds First Series 2002 (MBIA) (AAA/Aaa)
3,000,000	5.375	07/01/19	3,207,660
Lake County Illinois Community Consolidated School District No. 041 GO Bonds Series 1999 A (FSA) (AAA/Aaa)
2,725,000	9.000	11/01/16	3,777,313
Lombard Public Facilities Corp. RB for Conference Center and Hotel First Tier Series 2005 A-2 (ACA) (A)
425,000	5.500	01/01/36	452,034

			23,379,427

Indiana — 0.7%
Delaware County Indiana Hospital Authority RB for Cardinal Health Systems Obligation Group Series 2006 (Baa2)
240,000	5.250	08/01/36	248,894
Indiana Health & Educational Facilities Financing Authority Hospital RB for Clarian Health Obligations Series 2006 A (A+/A2)
1,000,000	5.000	02/15/39	1,029,270
Indianapolis Indiana Airport Authority RB Refunding for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
640,000	5.100	01/15/17	671,546
Vanderburgh County Indiana Redevelopment Commission Tax Allocation for Tax Increment Series 2006 (A-)
1,400,000	5.250	02/01/31	1,463,854

			3,413,564

Iowa — 0.6%
Coralville Iowa COPS Series 2006 D (A2)
1,325,000	5.250	06/01/22	1,394,735
Tobacco Settlement Authority of Iowa RB for Asset Backed Bonds Series 2005 C (BBB/Baa3)
1,875,000	5.375	06/01/38	1,952,306

			3,347,041

Kansas — 0.4%
Junction City Kansas GO Bonds Temporary Notes Series 2006 E
1,250,000	5.000	12/01/07	1,258,425
Wichita Kansas Hospital RB for Refunding and Improvement Facilities Series 2001 III (A+)
1,000,000	5.500	11/15/25	1,052,330

			2,310,755

Kentucky — 0.7%
Kentucky Economic Development Finance Authority System RB Prerefunded for Norton Healthcare Series 2000 C (MBIA) (AAA/Aaa) (a)
1,085,000	6.000	10/01/13	1,232,593
Kentucky Economic Development Finance Authority System RB Prerefunded for Norton Healthcare Series 2000 C (MBIA) (AAA/Aaa)
2,165,000	6.000	10/01/18	2,451,321

			3,683,914

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Louisiana — 1.5%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
$675,000	5.000%	11/01/18	$685,334
Louisiana State Offshore Terminal Authority Deepwater Port RB Refunding for Loop LLC Project Series 2003 C (A/A3)
1,000,000	5.250	09/01/15	1,061,500
500,000	5.250	09/01/16	529,275
New Orleans Louisiana Levee District Public Improvement RB Series 1995 (FSA) (AAA/Aaa)
1,245,000	5.950	11/01/15	1,270,884
Louisiana State Gas & Fuels RB Series 2006 A (FSA) (AAA/Aaa)
1,500,000	4.750	05/01/39	1,525,725
Tobacco Settlement Financing Corp. RB Series 2001 B (BBB/Baa3)
1,285,000	5.500	05/15/30	1,355,752
1,220,000	5.875	05/15/39	1,308,352

			7,736,822

Maine — 0.4%
Maine Municipal Bond Bank Go Bonds RB Series 2005 E (AAA/Aa1)
2,165,000	5.000	11/01/34	2,287,214

Maryland — 2.5%
Anne Arundel County Maryland Special Obligation RB Refunding for Arundel Mills Project Series 2004 (AA+/Aa1)
1,500,000	5.125	07/01/29	1,602,225
Baltimore Maryland RB for Wastewater Projects Series 2005 B (MBIA)(AAA/Aaa)
3,260,000	5.000	07/01/35	3,440,604
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (Radian) (AA)
500,000	5.600	07/01/20	537,775
1,000,000	5.700	07/01/29	1,076,710
Maryland State Department of Transportation RB (AAA/Aa2) (d)
2,300,000	5.000	05/01/14	2,470,108
Maryland State Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2006 (Baa1)
1,000,000	5.000	06/01/35	1,028,450
1,000,000	5.000	06/01/40	1,026,170
Maryland State Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2001 (Baa1)
500,000	5.500	06/01/32	520,600
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Medstar Health Series 2004 (BBB+/Baa1)
500,000	5.375	08/15/24	530,290
750,000	5.500	08/15/33	791,550

			13,024,482

Massachusetts — 2.1%
Commonwealth of Massachusetts GO Bonds Consolidated Loan Series 2000 A (AAA/Aa2) (a)
2,000,000	6.000	02/01/10	2,138,140
Massachusetts Bay Transportation Authority RB Series 2004 A (AAA/Aa1) (a)
1,000,000	5.000	07/01/14	1,074,790
Massachusetts Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BBB-)
575,000	5.500	07/01/40	595,464

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Massachusetts — (continued)
Massachusetts Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (AA)
$2,275,000	5.000%	08/15/35	$2,338,564
Massachusetts Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA)(AAA/Aaa)
3,750,000	5.250	07/01/12	3,862,312
Massachusetts Health & Educational Facilities Authority RB for UMass Memorial Issue Series 2005 D (BBB/Baa2)
300,000	5.000	07/01/33	303,270
Massachusetts School Building Authority Sales Tax RB Series 2005 A (FSA) (AAA/Aaa)
500,000	5.000	08/15/30	526,220

			10,838,760

Michigan — 0.7%
Michigan State Hospital Finance Authority RB for Ascension Health Credit Series 1999 A (MBIA) (AAA/Aaa) (a)
2,000,000	6.125	11/15/09	2,139,920
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health Systems Series 2006 A (A/A1)
625,000	5.000	11/15/38	645,956
Pontiac Michigan Tax Increment Finance Authority RB for Tax Increment Development Area No. 3 Series 2002 (ACA) (A)
1,000,000	5.375	06/01/17	1,053,800

			3,839,676

Minnesota — 0.6%
Minnesota State Municipal Power Agency RB Series 2005 (A3)
3,000,000	5.000	10/01/35	3,108,570

Mississippi — 1.0%
Mississippi Business Finance Commission RB for Northrop Grumman Ship Systems Series 2006 (BBB+/Baa2)
4,600,000	4.550	12/01/28	4,538,820
Mississippi Business Finance Corp. PCRB for Systems Energy Resource Inc. Project Series 1998 (BBB-/Ba1)
685,000	5.875	04/01/22	690,021
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB+)
175,000	5.250	12/01/26	184,039

			5,412,880

Missouri — 1.6%
Cameron Missouri IDA Health Facilities RB Insured by Cameron Community Hospital Series 2000 (ACA) (A)
1,800,000	6.250	12/01/21	1,933,056
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (BBB+/Baa1)
270,000	4.750	06/01/25	272,201
1,325,000	5.000	06/01/35	1,348,373
Missouri State Environmental Improvement & Energy Resources Authority RB for Kansas City Power & Light Series 1993 (BBB/A2)
515,000	4.000	01/02/12	512,940
Missouri State Health & Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (FSA) (AAA/Aaa)
1,000,000	5.500	12/01/15	1,070,240
Truman State University Housing System RB Series 2004 (AMBAC) (Aaa)
3,000,000	5.000	06/01/30	3,131,880

			8,268,690

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Montana — 0.4%
Forsyth Montana PCRB Refunding Portland General Series 1998-A RMKT 5/1/03 (BBB+/Baa1) (b)
$1,000,000	5.200%	05/01/09	$1,019,180
Montana Facility Finance Authority RB Master Lien for Marcus Daly Project Series 2007 A (Aa3)
1,250,000	4.250	08/01/27	1,210,075

			2,229,255

Nevada — 2.0%
Clark County Nevada Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB/Baa3) (b)
765,000	5.450	03/01/13	794,705
Las Vegas Nevada New Convention & Visitors Authority RB Series 1999 (AMBAC) (AAA/Aaa) (a)
2,500,000	6.000	07/01/09	2,651,600
Nevada Department of Business & Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (AAA/Aaa)
2,500,000	5.625	01/01/32	2,677,700
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Special Improvement District No. 60 Series 2006 B
1,705,000	5.100	12/01/22	1,747,744
North Las Vegas Nevada Local Special Assessment for Local Improvement District No. 60 Subseries 2006 B
745,000	4.850	12/01/15	755,929
Washoe County Nevada GO Bonds for Reno Sparks Convention Series 2000 A (FSA) (AAA/Aaa) (a)
1,585,000	6.375	01/01/10	1,697,107

			10,324,785

New Hampshire — 0.8%
New Hampshire Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (BBB)
1,250,000	5.200	05/01/27	1,290,750
New Hampshire Health & Education Facilities Authority RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
190,000	5.000	07/01/36	195,303
New Hampshire Health & Education Facilities Authority RB for Healthcare Systems Covenant Health Series 2002 (A)
500,000	6.000	07/01/22	539,200
New Hampshire Health & Education Facilities Authority RB for Southern New Hampshire University Series 2006 (ACA) (A)
1,000,000	5.000	01/01/27	1,039,570
New Hampshire Municipal Bond Bank RB Series 2003(MBIA) (AAA/Aaa)
1,000,000	5.250	08/15/19	1,083,120

			4,147,943

New Jersey — 4.2%
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (Radian) (AA)
1,085,000	5.500	06/15/16	1,180,046
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (Baa3)
600,000	5.000	07/01/24	615,216
175,000	5.500	07/01/30	184,557

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
$500,000	6.500%	07/01/21	$545,135
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2006 (Baa1)
200,000	5.000	07/01/36	207,126
625,000	5.000	07/01/46	642,925
New Jersey State GO Bonds Refunding Series 1999 F (AA/Aa3)
1,000,000	5.500	08/01/11	1,068,700
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2003 C (AAA/Aaa)(a)
3,000,000	5.500	06/15/13	3,285,630
Tobacco Settlement Financing Corp. RB for Public Improvement Asset Backed Bonds Series 2002 (AAA/Aaa)
5,215,000	5.750	06/01/32	5,566,230
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (AAA/Aaa)(a)
2,370,000	6.000	06/01/12	2,610,555
Tobacco Settlement Financing Corp. RB Series 2003 (AAA/Aaa)(a)
300,000	6.750	06/01/13	347,478
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/Baa3)
1,280,000	4.500	06/01/23	1,253,658
1,375,000	4.625	06/01/26	1,322,984
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Series 2007 1-B (BBB)(c)
12,800,000	0.000	06/01/41	1,878,400
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Series 2007 1-C (BBB-)(c)
11,250,000	0.000	06/01/41	1,570,387

			22,279,027

New Mexico — 0.7%
Farmington New Mexico PCRB Public Service Co. Series 1997 D (BBB/Baa2)
3,530,000	6.375	04/01/22	3,612,531

New York — 8.4%
Long Island Power Authority Electric Systems RB General Series 2006 C (A-/A3)
1,240,000	5.000	09/01/35	1,301,529
Metropolitan Transportation Authority RB Refunding for Transportation Series 2002 F (MBIA) (AAA/Aaa)(a)
1,000,000	5.250	11/15/12	1,078,830
Metropolitan Transportation Authority RB Refunding Series A (AMBAC) (AAA/Aaa)(d)
2,000,000	5.500	11/15/15	2,176,920
New York City NY GO Bonds Prerefunded Series 1997 C (MBIA-IBC) (AAA/Aaa)(a)
45,000	5.375	11/15/07	46,077
New York City NY GO Bonds Unrefunded Balance Series 1997 C (MBIA-IBC) (AAA/Aaa)
700,000	5.375	11/15/17	715,561
New York City NY IDA Civic Facility RB for Polytechnic University Project Series 2000 (BB+/B1)
1,250,000	6.000	11/01/20	1,301,562
New York City NY IDA RB for Queens Baseball Stadium-Pilot Series 2006 (AMBAC) (AAA/Aaa)
12,475,000	5.000	01/01/36	13,162,622
New York City NY Transitional Finance Authority RB for Future Tax Secured Series 2002 C (FGIC) (AAA/Aaa)
1,000,000	5.250	08/01/14	1,071,220

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
New York City NY Transitional Finance Authority RB Refunding Future Tax Secured Series A (AAA/Aa1)(d)
$2,000,000	5.500%	11/01/11	$2,137,100
New York State Dormitory Authority Non State Supported Debt RB for NYU Hospital Center Series 2006 A (BB/Ba2)
750,000	5.000	07/01/26	766,185
New York State Dormitory Authority RB for Montefiore Hospital Series 2004 (FGIC/FHA) (AAA/Aaa)
2,500,000	5.000	08/01/29	2,625,875
New York State Dormitory Authority RB for New York University Hospital Series 2007 A (BB/Ba2)
1,000,000	5.000	07/01/22	1,031,080
1,000,000	5.000	07/01/26	1,026,490
1,300,000	5.000	07/01/36	1,325,701
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (MBIA) (AAA/Aaa)
1,500,000	5.500	11/01/14	1,664,190
New York State Dormitory Authority RB Insured by St. Johns University Series 2007 A (MBIA) (AAA/Aaa)
1,855,000	5.250	07/01/37	2,032,505
New York State Dormitory Authority RB Insured by St. Johns University Series 2007 C (MBIA) (AAA/Aaa)
800,000	5.250	07/01/30	921,752
New York State Environmental Facilities Corp. State Clean Water & Drinking RB for Revolving Funds Pooled Funding Program Series 2002 F (AAA/Aaa)
175,000	5.250	11/15/20	187,761
Suffolk County New York IDA Civic Facilities RB for Dowling College Series 2006 A (ACA) (A)
1,000,000	5.000	06/01/36	1,027,690
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series 2003 A-1 (AA-/A1)
2,600,000	5.500	06/01/19	2,817,308
Tobacco Settlement Financing Corp. RB Series 2003 C-1(AA-/A1)
5,000,000	5.500	06/01/19	5,417,900
Triborough Bridge & Tunnel Authority RB for General Purpose Series 1999 A (AAA/Aa2)(a)
675,000	5.250	07/01/09	702,567

			44,538,425

North Carolina — 2.0%
Charlotte North Carolina Water & Sewer System RB Series 2001 (AAA/Aa1)
1,000,000	5.125	06/01/26	1,052,620
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2002 A (AAA/Aaa)(a)
2,000,000	5.125	10/01/12	2,136,780
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa2)
500,000	5.375	01/01/16	531,230
850,000	5.375	01/01/17	902,181
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/Baa2)
600,000	5.125	01/01/23	622,698
North Carolina Medical Care Commission Hospital RB for Northeast Medical Center Project Series 2000 (AMBAC) (AAA/Aaa)
3,000,000	5.500	11/01/25	3,166,590
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/A3)
450,000	5.500	01/01/13	479,813

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
North Carolina — (continued)
Winston-Salem North Carolina Water & Sewer Systems RB Refunding Series 2001 (AAA/Aa2) (a)
$1,500,000	5.250%	06/01/11	$1,601,085

			10,492,997

North Dakota — 0.0%
Ward County North Dakota Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+)
150,000	5.125	07/01/25	155,487

Ohio — 2.1%
Marysville Ohio RB Wastewater Treatment System Series 2006(XLCA) (AAA/Aaa)
1,670,000	5.250	12/01/24	1,814,038
1,755,000	5.250	12/01/25	1,903,420
1,350,000	5.250	12/01/26	1,461,915
Ohio Air Quality Development Authority RB Dayton Power & Light Co. Project Series 2006 (FGIC) (AAA/Aaa)
2,175,000	4.800	09/01/36	2,188,202
Ohio Housing Finance Agency Mortgage RB for Residential Mortgage Backed Securities Series 2006 E (AMT) (FNMA/GNMA) (Aaa)
1,500,000	5.000	09/01/36	1,526,775
Ohio State Water Development Authority RB Refunding for Dayton Power & Light Co. Series 2005 A (FGIC) (AAA/Aaa)
585,000	4.800	01/01/34	597,560
Pickerington Local School District GO Bonds for School Facilities Construction & Improvement Series 2001 (FGIC) (AAA/Aaa) (a)
500,000	5.250	12/01/11	532,550
Summit County Port Authority Program Development RB for Twinsburg Township Project Series 2005 D (BBB+-Fitch)
655,000	5.125	05/15/25	674,788
Toledo-Lucas County Ohio Port Authority Development RB for Northwest Ohio Bond FD-Truckloan Series 2005 C (AMT) (BBB+-Fitch)
435,000	5.125	11/15/25	438,793
Toledo-Lucas County Ohio Port Authority Development RB for Northwest Ohio Bond FD-Preston Series 2006 B (BBB+-Fitch)
130,000	4.800	11/15/35	125,853

			11,263,894

Oklahoma — 0.1%
Norman Oklahoma Regional Hospital Authority RB Series 2005 A (BBB-)
250,000	5.375	09/01/36	258,740

Oregon — 0.4%
Klamath Falls Oregon Intercommunity Hospital Authority RB Prerefunded for Merle West Medical Center Series 2002 (BBB) (a)
1,255,000	6.125	09/01/12	1,405,726
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Series 2002 (BBB)
745,000	6.125	09/01/22	806,805

			2,212,531

Pennsylvania — 0.7%
Montgomery County Higher Education & Health Authority RB for Catholic Health Systems East Series 2004 C (A/A1)
150,000	5.375	11/15/34	159,942
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
2,000,000	6.250	11/01/31	2,152,500

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding for Philadelphia Funding Program Series 1999 (FGIC) (AAA/Aaa)
$1,000,000	5.250%	06/15/15	$1,032,400
Pennsylvania State Public School Building Authority RB for Montgomery County Community College Project Series 2005 (AMBAC) (Aaa)
160,000	5.000	05/01/24	169,169
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A/A1)
225,000	5.375	11/15/34	238,390

			3,752,401

Puerto Rico — 4.4%
Puerto Rico Commonwealth GO Bonds Public Improvement Series 2006 A (BBB/Baa3)
1,575,000	5.250	07/01/30	1,688,431
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2006 B (BBB/Baa3)
2,125,000	5.000	07/01/35	2,215,589
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
6,625,000	5.000	12/01/09	6,806,922
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 1996 Y (XCLA) (AAA/Aaa)
2,500,000	5.000	07/01/36	2,655,975
Puerto Rico Commonwealth Infrastructure Financing Authority Series 2005 B (BBB/Baa3)
1,525,000	5.000	07/01/41	1,581,059
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2006 B (BBB+/Baa3)
1,250,000	5.000	07/01/25	1,307,212
1,250,000	5.000	07/01/37	1,300,363
1,250,000	5.000	07/01/46	1,300,363
Puerto Rico Commonwealth Infrastructure Financing Authority RB Capital Appreciation Series 2005 A (AMBAC) (AAA/Aaa) (c)
2,000,000	0.000	07/01/37	504,740
2,300,000	0.000	07/01/44	410,573
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University System Project Series 2006 (BBB-)
425,000	5.000	03/01/36	435,893
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB-/Ba1) (b)
700,000	5.750	02/01/12	751,632
University of Puerto Rico RB Series 2006 Q (BBB/Baa2)
1,075,000	5.000	06/01/30	1,125,493
460,000	5.000	06/01/36	479,817
University of Puerto Rico RB Refunding Series 2006 P (BBB/Baa2)
610,000	5.000	06/01/30	638,651

			23,202,713

South Carolina — 3.6%
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa3)
2,500,000	5.000	08/01/30	2,512,950
Grand Strand Water & Sewer Authority South Carolina Waterworks & Sewer Systems RB Series 2001 (FSA)(AAA/Aaa)
5,000,000	5.000	06/01/31	5,186,300

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
South Carolina — (continued)
Greenville County School District Installment Purchase RB Prerefunded for Building Equity Series 2002 (AA-/AA3)(a)
$550,000	6.000%	12/01/12	$616,440
Greenville County School District Installment Purchase RB Unrefunded Balance for Building Equity Series 2002 (AA-/Aaa)(a)
450,000	6.000	12/01/12	504,360
Lancaster County South Carolina School District GO Bonds Series 1999 (FSA) (AAA/Aaa)
1,000,000	5.100	03/01/15	1,045,940
Medical University South Carolina Hospital Authority RB Refunding for Hospital Facilities FHA Insured Mortgage Series 2004 A (MBIA/FHA) (AAA/Aaa)
4,000,000	5.000	08/15/31	4,162,720
South Carolina Housing Finance & Development Authority Mortgage RB Series 2006 C-2 (AMT) (FSA/FHA) (AAA/Aaa)
5,150,000	4.500	07/01/22	5,121,520

			19,150,230

Tennessee — 2.1%
Elizabethton Tennessee Health & Educational Facilities Board RB First Mortgage Series 2000 B (MBIA) (AAA/Aaa)
2,000,000	6.250	07/01/15	2,310,740
Johnson City Health & Educational Facilities Board Hospital First Mortgage RB for Mountain States Health Series 2000 A (MBIA) (AAA/Aaa)
3,000,000	6.250	07/01/16	3,499,050
Johnson City Health & Educational Facilities Board Hospital First Mortgage RB for Mountain States Health Series 2006 A (BBB+/Baa2)
775,000	5.500	07/01/36	827,127
McMinnville Housing Authority RB First Mortgage for Beersheba Heights Tower Series 1997 (HUD) (Baa1)
485,000	6.000	10/01/09	495,505
Shelby County Tennessee Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)(b) (e)
810,000	6.6083	10/01/08	864,367
Shelby County Tennessee Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(e)
120,000	6.6083	09/01/08	127,670
Sullivan County Tennessee Health Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+)
625,000	5.250	09/01/36	652,700
Tennessee Housing Development Agency RB for Homeownership Program 1 Series 2000 (AMT) (AA/Aa2)
2,130,000	5.850	07/01/11	2,226,383

			11,003,542

Texas — 6.6%
Alliance Airport Authority Special Facilities RB Refunding for Fedex Corp. Project Series 2006 (AMT) (BBB/Baa2)
1,000,000	4.850	04/01/21	1,011,000
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 A (AMT) (BBB-/Baa2)
700,000	7.700	04/01/33	811,713
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 C (AMT) (BBB-/Baa2)
1,200,000	7.700	03/01/32	1,392,912
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 2001 C (AMT) (BBB-/Baa2)(b)
1,045,000	5.750	11/01/11	1,103,384

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Brazos River Authority PCRB Refunding for Reliant Energy Inc. Project Series 1999 A (BBB-/Ba1)
$1,250,000	5.375%	04/01/19	$1,281,687
Fort Bend County Texas Municipal Utility District No. 30 GO Bonds Series 2004 (FSA) (AAA/Aaa)
2,015,000	5.750	09/01/27	2,180,109
Frisco Texas Independent School District GO Bonds Series 2002 (PST-GTD) (Aaa)
1,000,000	5.125	08/15/30	1,042,190
Grand Prairie Texas Independent School District GO Bonds Series 2003 (FSA) (AAA/Aaa)
1,000,000	5.375	02/15/18	1,077,430
Gregg County Texas Health Facilities Development Corp. RB for Good Shepherd Medical Center Project Series 2000 (Radian) (AA/Aa3)(a)
3,000,000	6.375	10/01/10	3,289,440
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB-/Baa3)
1,000,000	6.650	04/01/32	1,085,610
Harris County Hospital District RB Refunding (MBIA) (AAA/Aaa)
2,050,000	6.000	02/15/16	2,183,619
Hidalgo County Health Services RB for Mission Hospital Inc. Project Series 2005 (BBB/Baa2)
700,000	5.000	08/15/19	709,506
Matagorda County Texas Navigation District No. 1 Pollution Control RB Refunding for Texas Airport Project RMKT 12/6/06 Series 2005 A (AMBAC) (AAA/Aaa)
3,575,000	4.400	05/01/30	3,473,363
Matagorda County Texas Navigation District No. 1 Pollution Control RB Refunding for Texas Airport Project RMKT 12/6/06 Series 2005 B (AMT) (AMBAC) (AAA/Aaa)
1,000,000	4.550	05/01/30	971,970
Mesquite Texas Independent School District GO Bonds Refunding Series 2002 (PSF-GTD) (AAA)
1,160,000	5.500	08/15/21	1,251,478
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities (BBB-)
150,000	5.500	02/15/25	156,683
250,000	5.625	02/15/35	262,133
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
1,300,000	6.625	01/01/11	1,326,923
Schertz Texas GO Bonds Series 2006 (MBIA) (AAA/Aaa)
1,715,000	5.250	02/01/25	1,856,676
1,900,000	5.250	02/01/27	2,051,031
Texas Municipal Gas Acquisition & Supply Corp. 1 Gas Supply VRDN RB Senior Lien Series 2006 B (AA-/Aa3)
1,500,000	4.298	12/15/26	1,500,000
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
650,000	5.000	07/01/20	656,350
750,000	5.000	07/01/23	753,930
University of Texas RB for Fing System Series 2003 B (AAA/Aaa)(b)
1,000,000	5.250	08/15/13	1,081,320
Waxahachie Independent School District GO Bonds Capital Appreciation Prerefunded Series 2000 (PSF-GTD) (Aaa)(a) (c)
1,775,000	0.000	08/15/10	1,284,212
Waxahachie Independent School District GO Bonds Capital Appreciation Unrefunded Balance Series 2000 (PSF-GTD) (Aaa)(c)
80,000	0.000	08/15/13	57,501
Williamson County Texas GO Bonds for Road Series 2002 (FSA) (AAA/Aaa)(a)
1,040,000	5.250	02/15/12	1,108,411

			34,960,581

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
U.S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
$500,000	5.000%	10/01/14	$526,265
500,000	5.250	10/01/16	532,690

			1,058,955

Utah — 0.4%
Tooele County Utah Hazardous Waste Treatment RB for Union Pacific Project RMKT 4/28/98 Series 1992 A (BBB/Baa2)
2,000,000	5.700	11/01/26	2,079,620

Virginia — 0.7%
Bristol Virginia Utilities System RB Refunding Series 2003(MBIA) (AAA/Aaa)
1,850,000	5.250	07/15/26	1,971,526
Chesapeake Virginia IDA PCRB for Virginia Electric & Power Project Series 1985 (BBB/Baa1)
750,000	5.250	02/01/08	755,573
Virginia Commonwealth Transportation Board RB for Northern Virginia Transportation District Program Series 1999 A (AA+/Aa1)(a)
1,000,000	5.500	05/15/09	1,047,890

			3,774,989

Washington — 3.7%
Chelan County Public Utility District No. 001 RB for Chelan Hydro Project Series 1997 D (AMT) (MBIA)(AAA/Aaa)
2,500,000	6.350	07/01/28	2,571,175
King County Washington Sewer RB Second Series 1999 (FGIC) (AAA/Aaa)(a)
3,965,000	6.250	01/01/09	4,185,454
Skagit County Washington Public Hospital District No. 002 GO Refunding Bonds for Improvement Series 2005 (MBIA)(AAA/Aaa)
3,700,000	5.000	12/01/30	3,874,418
Tacoma Washington GO Bonds Series 2004 (MBIA)(AAA/Aaa)
4,000,000	5.000	12/01/30	4,197,640
Vancouver Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA) (A)
3,025,000	6.000	01/01/34	3,297,250
Washington State GO Bonds Series 2000 B (AAA/Aa1)(a)
1,000,000	6.000	01/01/10	1,059,940
Washington State Health Care Facilities Authority RB for Group Health Corp. Series 2006 (Radian) (AA/Aa3)
450,000	5.000	12/01/36	466,227

			19,652,104

West Virginia — 0.7%
Berkeley County West Virginia RB for Public Service Sewer Series 2006 A
120,000	5.000	10/01/22	119,220
Monongalia County Building Commission Hospital RB for Monongalia General Hospital Series 2005 A (A−)
1,380,000	5.250	07/01/25	1,437,008
1,190,000	5.250	07/01/35	1,234,125
West Virginia State GO Bonds for State Road Series 2000 (FGIC) (AAA/Aaa)(a)
1,000,000	5.625	06/01/10	1,065,870

			3,856,223

Wisconsin — 2.1%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Bonds Series 2002 (BBB/Baa3)
1,000,000	6.375	06/01/32	1,089,500

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Wisconsin — (continued)
Milwaukee Wisconsin Redevelopment Authority RB Refunding for Neighborhood Schools Series 2007 A (AMBAC) (AAA/Aaa)
$2,000,000	4.000%	08/01/23	$1,952,740
Wisconsin State GO Bonds Series 1999 C (AA-/Aa3)(a)
5,380,000	6.250	05/01/10	5,777,744
Wisconsin Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
375,000	5.125	05/15/29	387,701
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
100,000	5.000	05/15/36	101,327
Wisconsin Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A−/A3)
1,750,000	5.250	08/15/24	1,834,175

			11,143,187

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$533,886,708
Other Municipals — 1.5%
GMAC Municipal Mortgage Trust Series A1-1 (AMT) (A3)(b) (f)
$525,000	4.150%	10/31/09	$521,351
GMAC Municipal Mortgage Trust Series A1-2 (AMT) (A3)(b) (f)
375,000	4.900	10/31/14	384,439
GMAC Municipal Mortgage Trust Series A1-3 (AMT) (A3)(b) (f)
1,350,000	5.300	10/31/19	1,414,989
GMAC Municipal Mortgage Trust Series B-1 (AMT) (Baa1)(b) (f)
1,350,000	5.600	10/31/19	1,420,322
Morgan Stanley Co., Inc. Trust RB Residuals Series 2006-1544(d)
1,415,000	0.000	08/01/34	1,243,120
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-3 (Baa2)(b) (f)
2,000,000	5.500	09/30/15	2,058,080
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 A Class A (A1)
997,000	4.050	05/04/10	984,149

TOTAL OTHER MUNICIPALS			$8,026,450
Short-Term Investments — 1.1%
Alabama — 0.3%
Columbia Alabama Industrial Development Board Pollution Control RB Refunding for Alabama Power Co. Project Series 1998 (A-1/VMIG1)
$1,600,000	3.750%	02/06/07	$1,600,000

California — 0.1%
California Housing Finance Agency VRDN RB for Multi-Family Housing (AMT) Series 2000 A (A-1+/VMIG1)
335,000	3.720	02/01/07	335,000
California Rural Home Mortgage Finance Authority Home Buyers Single Family Fund VRDN RB Series 2005 A (AMT) (A-1+/VMIG1)
400,000	3.720	02/01/07	400,000

			735,000

Illinois — 0.1%
Illinois Health Facilities Authority VRDN RB for University of Chicago Hospitals Series 1998 (A-1+/Aaa)
850,000	3.730	02/01/07	850,000

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
Kentucky — 0.1%
Louisville Kentucky Regional Airport Authority Special Facilities VRDN RB for BT-OH LLC Project Series 2006 A (A-1+/Aaa)
$300,000	3.710%	02/01/07	$300,000

Tennessee — 0.2%
Sevier County Tennessee Public Building Authority VRDN RB for (LOC-Government Public Improvement) (AMBAC GOVT GTD) (Aaa)
1,100,000	3.710	02/01/07	1,100,000

Utah — 0.3%
Murray City Utah Hospital VRDN RB IHC Health Services Inc. Series 2005 A (A-1+/Aa1)
1,700,000	3.730	02/01/07	1,700,000

TOTAL SHORT-TERM INVESTMENTS			$6,285,000

TOTAL INVESTMENTS — 103.8%			$548,198,158

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%			(20,146,112)

NET ASSETS — 100.0%			$528,052,046

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Prerefunded security. Maturity date disclosed is prerefunding date.

(b) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security represents fixed rate bond exchanged in conjunction with floating rate notes issued.

(e) Inverse variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(f) Securities are exempt from registration under Rule 144 A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,799,181, which represents approximately 1.1% of net assets as of January 31, 2007.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

The Portfolio had the following insurance concentration at 10% or greater of net assets at January 31, 2007: MBIA 13.6%.

For information on the mutual funds please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	— Insured by American Municipal Bond Assurance Corp. — Transferable Custodial Receipts
AMT	— Alternative Minimum Tax
COPS	— Certificate of Participation
CRA	— Community Reinvestment Act
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	— Insured by Financial Guaranty Insurance Co.
— Transferable Custodial Receipts
FHA	— Insured by Federal Housing Administration
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
HUD	— Insured by Housing and Urban Development
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MBIA-IBC	— Insured by Municipal Bond Investors Assurance
— Insured Bond Certificates
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Radian	— Insured by Radian Asset Assurance
Radian-IBC	— Insured by Radian Asset Assurance
— International Bancshares Corporation
RB	— Revenue Bond
RMKT	— Remarketed
VRND	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INTEREST RATE SWAP CONTRACTS — At January 31, 2007, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged
	Notional
Swap	Amount	Termination	Payments received	Payments made	Upfront payments	Unrealized
Counterparty (a)	(000s)	Date	by the Fund	by the Fund	made by the fund	Gain

Citicorp Securities	$12,500	03/15/12	BMA Municipal Swap Index	3.400%	$7,375	$117,361
Citicorp Securities	3,500	03/15/27	3 month LIBOR	5.150%	6,087	136,983
JP Morgan	12,500	03/15/12	BMA Municipal Swap Index	3.400%	5,775	131,940
JP Morgan	3,500	03/15/27	3 month LIBOR	5.150%	6,594	132,231

TOTAL					$25,831	$518,515

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2007.

BMA — Bond Market Association
LIBOR — London Interbank Offered Rate

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$528,097,990

Gross unrealized gain	21,248,022
Gross unrealized loss	(1,147,854)

Net unrealized security gain	$20,100,168

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 103.8%
Alabama — 2.1%
Alabama Special Care Facilities Financing Authority RB for Ascension Health Senior Credit Series 2006 C-2 (AA/Aa2)
$7,000,000	5.000%	11/15/36	$7,234,710
6,000,000	5.000	11/15/39	6,191,640
Alabama Special Care Facilities Financing Authority RB for Ascension Health Senior Credit Series 2006 D (AA/Aa2)
6,000,000	5.000	11/15/39	6,229,980
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BBB-)
3,405,000	5.375	12/01/16	3,513,075
4,425,000	5.500	12/01/21	4,590,628
5,775,000	5.625	12/01/26	6,037,531
12,100,000	5.750	12/01/36	12,651,518
Butler Industrial Development Board Solid Waste Disposal RB Refunding for Georgia Pacific Corp. Project Series 2004 (AMT) (B)
5,000,000	5.750	09/01/28	5,091,750
Courtland Industrial Development Board Environmental Improvements RB Refunding for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa3)
4,315,000	5.000	08/01/27	4,333,900
Courtland Industrial Development Board PCRB Refunding for International Paper Co. Projects Series 2005 A (BBB/Baa3)
5,000,000	5.000	06/01/25	5,105,450
Courtland Industrial Development Board Solid Waste Disposal RB Refunding for International Paper Co. Projects Series 2005 A (AMT) (BBB/Baa3)
9,400,000	5.200	06/01/25	9,641,862
DCH Health Care Authority Health Facilities RB Series 2006 (A+/A1)
17,000,000	5.125	06/01/36	17,708,560
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A
6,900,000	5.375	08/01/15	6,974,175
7,600,000	6.000	08/01/25	7,909,168
5,000,000	6.000	08/01/35	5,168,250
University of Alabama at Birmingham Hospital RB Series 2006 A (A+/A1)
47,905,000	5.000	09/01/36	49,411,133

			157,793,330

Alaska — 0.2%
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (AAA/Aaa) (a)
9,160,000	5.500	06/01/11	9,759,705
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2000 (AAA/Aaa) (a)
4,270,000	6.200	06/01/10	4,492,510

			14,252,215

Arizona — 0.7%
Apache County IDA PCRB for Tuscon Electric Power Co. Project Series 1998 A (B+/Baa3)
5,000,000	5.850	03/01/28	5,004,800
Apache County IDA PCRB for Tuscon Electric Power Co. Project Series 1998 B (B+/Baa3)
5,000,000	5.875	03/01/33	5,004,750
Gila County IDA RB Refunding for Environmental Asarco, Inc. Series 1998 (b)
6,750,000	5.550	01/01/27	7,469,752
Maricopa County PCRB Refunding for Public Service Palo Verde Series 2003 A (BBB/Baa2) (c)
4,000,000	4.000	07/01/09	3,988,080
Queen Creek Improvement District No. 001 Special Assessment Series 2006 (BBB-/Baa2)
600,000	5.000	01/01/20	614,610
1,000,000	5.000	01/01/21	1,023,140
2,000,000	5.000	01/01/26	2,037,600
3,000,000	5.000	01/01/32	3,039,720

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Arizona — (continued)
University Medical Center Corp. RB Series 2004 (BBB+/Baa1)
$2,150,000	5.000%	07/01/24	$2,216,973
Yavapai County IDA RB for Waste Management, Inc. Project Series 2002 (BBB) (c)
19,800,000	4.000	06/01/27	19,598,832
Yavapai County IDA Hospital Facilities RB for Regional Medical Center Series 2003 A (Baa2)
1,250,000	6.000	08/01/33	1,339,975

			51,338,232

Arkansas — 0.4%
Jefferson County PCRB Refunding for Entergy Arkansas, Inc. Project Series 2006 (A-/Baa1)
10,120,000	4.600	10/01/17	10,206,931
Little River Country RB Refunding for Georgia Pacific Corp. Project Series 1998 (AMT) (B2)
3,010,000	5.600	10/01/26	3,028,150
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 A (BBB/Baa2)
1,850,000	5.000	02/01/35	1,884,133
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
8,325,000	5.000	02/01/25	8,545,446
6,850,000	5.000	02/01/30	6,976,382

			30,641,042

California — 16.0%
Abag Finance Authority for Non-Profit Corps. Community Facilities District Special Tax No. 2004-2 Windemere Ranch Series 2004
3,855,000	6.000	09/01/27	4,083,255
4,900,000	6.000	09/01/34	5,183,759
Abag Finance Authority RB for Non-Profit Corps. Sansum-Santa Barbara Series 2002 A (A+)
2,000,000	5.500	04/01/21	2,103,200
2,750,000	5.600	04/01/26	2,888,930
Adelanto Public Financing Authority RB Refunding Series 2006
710,000	4.050	09/15/11	705,250
1,215,000	4.450	09/15/15	1,205,900
Brentwood California Infrastructure Authority Special Assessment CIFP Series 2004-1
1,350,000	5.750	09/02/24	1,391,027
2,200,000	5.800	09/02/28	2,266,880
2,500,000	5.875	09/02/34	2,576,025
Brentwood Infrastructure Financing Authority Special Assessment Refunding Subseries 2005 B
535,000	5.150	09/02/32	537,547
California County Tobacco Securitization Agency RB for Alameda County Asset Backed Bonds Series 2002 (Baa3)
555,000	5.750	06/01/29	584,093
California County Tobacco Securitization Agency RB for Kern County Asset Backed Bonds Series 2002 B (BBB)
195,000	6.000	06/01/29	207,973
California County Tobacco Securitization Agency RB for Capital Appreciation Bonds Stanislaus Series 2006 A (BBB) (d)
78,325,000	0.000	06/01/46	8,537,425
California County Tobacco Securitization Agency RB for Capital Appreciation Bonds Stanislaus Series 2006 B (BBB-) (d)
6,550,000	0.000	06/01/46	684,017
California County Tobacco Securitization Agency RB for Capital Appreciation Bonds Stanislaus Series 2006 C (BB) (d)
42,250,000	0.000	06/01/55	2,116,725
California County Tobacco Securitization Agency RB for Stanislaus Series 2006 D (d)
98,000,000	0.000	06/01/55	3,148,740

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California Educational Facilities Authority RB for Dominican University Series 2001 (Baa3)
$1,445,000	5.750%	12/01/30	$1,481,819
California Educational Facilities Authority RB for Golden Gate University Series 2005 (Baa3)
2,000,000	5.000	10/01/36	2,039,300
California Educational Facilities Authority RB for Pomona College Series 2005 A (AAA/Aaa)
4,150,000	5.000	07/01/45	4,344,012
California Housing Finance Agency RB for Home Mortgage Series 2006 I (AMT) (AA-/Aa2)
35,490,000	4.800	08/01/36	35,378,561
California State Department Water Resources Power Supply RB Series A (FSA) (AAA/Aaa) (e)
36,500,000	5.250	05/01/11	38,698,760
California State Department Water Resources Power Supply RB Series A (AMBAC) (AAA/Aaa) (e)
10,000,000	5.500	05/01/14	10,902,100
California State Economic Recovery GO Bonds Series A (AA+/Aa3)(e)
16,250,000	5.250	07/01/14	17,691,462
California State Economic Recovery GO Bonds Series B (AA+/Aa3) (c)(e)
2,500,000	5.000	07/01/08	2,548,850
California State Economic Recovery GO Bonds Series A (AA+/Aa3) (e)
25,000,000	5.250	07/01/14	27,219,000
California State Economic Recovery GO Bonds Series B (AA+/Aa3) (c)(e)
25,000,000	5.000	07/01/08	25,488,500
California State GO Bonds Series 2003 (A+/A1)
1,000,000	5.250	02/01/15	1,076,730
California State GO Bonds Series 2004 (A+/A1)
14,080,000	5.000	02/01/33	14,617,856
California State GO for Various Purposes Series 2006 (AMBAC) (AAA/Aaa)
5,870,000	4.250	03/01/30	5,668,718
7,370,000	4.500	03/01/35	7,334,845
California Statewide Communities Development Authority RB for Golden Gate Park Series 2005 (LOC-First Republic Bank)
26,500,000	6.000	12/01/11	27,792,670
California Statewide Communities Development Authority RB for Kaiser RMKT Series 2001 C (A+)
3,750,000	5.250	08/01/31	3,989,100
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2007 A (A+)
23,400,000	4.750	04/01/33	23,294,466
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2007 B (A+)
42,250,000	4,371	02/01/36	42,250,000
California Statewide Communities Development Authority RB for Notre Dame De Namur University Series 2003
3,000,000	6.625	10/01/33	3,274,230
California Statewide Communities Development Authority RB for United Airlines Series 1997 A (GTY AGMT) (b)
62,000,000	5.700	10/01/33	29,487,200
California Statewide Financing Authority Tobacco Settlement RB Asset Backed Pooled Tobacco Security Series 2002 A (Baa3)
3,000,000	6.000	05/01/37	3,225,690
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation Turbo Pooled Program Series 2006 A (BBB) (d)
160,000,000	0.000	06/01/46	14,993,600
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation Turbo Pooled Program Series 2006 B (BBB) (d)
35,000,000	0.000	06/01/46	3,883,600
Carlsbad Improvement Bond Act of 1915 Special Assessment for District No. 2003-01 Series 2004
3,305,000	6.000	09/02/34	3,431,218
Carson Public Financing Authority Special Assessment Series 2006 A (Radian) (AA)
4,635,000	4.375	09/02/26	4,536,367
Cathedral City Improvement Bond Act of 1915 Special Assessment for Cove Improvement District 04-02 Series 2005
1,090,000	5.000	09/02/30	1,099,505
1,340,000	5.050	09/02/35	1,353,440

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Chino Community Facilities District Special Tax No. 03-3 Improvement Area 1 Series 2004
$655,000	5.500%	09/01/22	$681,737
565,000	5.550	09/01/23	588,018
365,000	5.600	09/01/24	379,841
1,300,000	5.700	09/01/29	1,352,728
1,420,000	5.750	09/01/34	1,477,382
Chula Vista Community Facilities District Special Tax No. 07-I-Otay Ranch Village Eleven Series 2004
1,700,000	5.700	09/01/24	1,786,343
2,300,000	5.800	09/01/28	2,422,314
3,150,000	5.875	09/01/34	3,309,925
Del Mar Race Track Authority RB Series 2005 (BBB-)
2,300,000	5.000	08/15/25	2,385,491
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (BBB/Baa3)
20,485,000	6.750	06/01/39	23,405,137
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-2 (BBB/Baa3)
6,000,000	7.900	06/01/42	7,317,780
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-3 (BBB/Baa3)
2,650,000	7.875	06/01/42	3,228,336
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-4 (BBB/Baa3)
3,000,000	7.800	06/01/42	3,642,240
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-5 (BBB/Baa3)
8,330,000	7.875	06/01/42	10,147,939
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (FGIC-TCRS) (AAA/Aaa)
14,500,000	5.000	06/01/45	15,069,125
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (A/A2)
168,070,000	5.000	06/01/45	173,039,830
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (AMBAC) (AAA/Aaa)
5,280,000	5.000	06/01/30	5,488,296
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (Radian-IBC) (AA)
32,000,000	5.000	06/01/45	33,031,040
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A (AMBAC-TCRS) (AAA/Aaa)
146,385,000	5.000	06/01/45	152,338,478
Hawthorne Community Redevelopment Agency Tax Allocation for Hawthorne Plaza Project Series 2001
2,375,000	6.875	07/01/20	2,424,638
HI Desert California Memorial Health Care District RB Refunding Series 1998
2,250,000	5.500	10/01/15	2,275,695
2,000,000	5.500	10/01/19	2,018,080
Kaweah Delta Health Care District RB Series 2004 (A3) (a)
3,675,000	6.000	08/01/12	4,147,568
Lafayette Redevelopment Agency Tax Allocation RB for Lafayette Redevelopment Project Series 2005 (Radian) (AA)
1,495,000	5.000	08/01/35	1,550,136
Lake Elsinore Improvement Bond Act 1915 for Special Assessment District No. 93-1 Series 2000
1,865,000	7.000	09/02/30	2,014,983
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3
1,435,000	5.050	09/01/30	1,452,306
690,000	5.050	09/01/35	696,389

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Lincoln Special Tax for Community Facilities District No. 2003-1 Series 2004
$3,445,000	5.950%	09/01/28	$3,537,981
2,990,000	6.000	09/01/34	3,070,700
Long Beach Special Tax for Community Facilities District No. 6 Pike Series 2002
5,000,000	6.300	10/01/32	5,251,100
Los Angeles Community College District GO Bonds Series A (MBIA) (AAA/Aaa) (e)
5,000,000	5.500	08/01/14	5,377,272
Los Angeles Community College District GO Bonds Series A (MBIA) (AAA/Aaa) (e)
5,000,000	5.500	08/01/15	5,378,405
Los Angeles Community Facilities District Special Tax Escrow 4 Playa Vista Phase 1 Series 2003 (AMBAC) (AAA/Aaa)
12,325,000	4.750	09/01/31	12,536,250
Los Angeles Regional Airports Improvement Corp. RB Refunding for Facilities Sublease Continental Airlines Series 1994 (AMT) (B)
935,000	9.250	08/01/24	949,090
Los Angeles Regional Airports Improvement Corp. RB Refunding for Facilities Sublease LA International Series 2002 A (B/Caa2)
5,000,000	7.125	12/01/24	5,674,700
Los Angeles Regional Airports Improvement Corp. Lease RB Refunding for Facilities Sublease LA International Series 2002 B (AMT) (B/Caa2)
2,000,000	7.500	12/01/24	2,307,680
Los Angeles Regional Airports Improvement Corp. RB Series 2002 C (AMT) (B/Caa2)
810,000	6.125	12/01/07	820,449
11,520,000	7.000	12/01/12	12,474,547
70,425,000	7.500	12/01/24	81,259,182
Los Angeles Unified School District GO Bonds Refunding Series 2007 A-1 (MBIA) (AAA/Aaa)
10,000,000	4.500	07/01/25	10,049,200
Merced Community Facilities District No. 2003-1 Special Tax Series 2005
1,000,000	5.100	09/01/35	1,007,840
Moorpark Community Facilities District No. 2004-1 Special Tax for Moorpark Highlands Series 2006
4,530,000	5.300	09/01/38	4,634,734
Murrieta Community Facilities District Special Tax for No. 3 Creekside Village Improvement Area 1 Series 2005
1,660,000	5.200	09/01/35	1,677,397
Oakley Public Finance Authority RB Series 2004
1,365,000	5.875	09/02/24	1,389,283
1,910,000	6.000	09/02/28	1,944,189
2,405,000	6.000	09/02/34	2,448,049
Oceanside Community Development Commerce Tax Allocation for Downtown Redevelopment Project Series 2002 (Baa3)
1,500,000	5.750	09/01/25	1,566,915
Palo Alto Improvement Bond Act 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
650,000	5.250	09/02/16	663,156
655,000	5.250	09/02/17	668,179
Poway California Unified School District Special Tax Community Facilities District 6-4 South Series 2005
3,050,000	5.125	09/01/35	3,070,679
Poway Unified School District Special Tax Community Facilities District No. 14 Area A Series 2006
1,770,000	5.125	09/01/26	1,798,355
5,000,000	5.250	09/01/36	5,115,900
Rancho Santiago Community College District GO Bonds Capital Appreciation for Election 2002 Series 2006 C (FSA) (AAA/Aaa) (d)
2,620,000	0.000	09/01/24	1,194,537
19,150,000	0.000	09/01/27	7,543,759
14,630,000	0.000	09/01/28	5,496,491

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Roseville Community Facilities District Special Tax No. 1-Westpark Series 2005
$3,500,000	5.200%	09/01/36	$3,536,995
Sacramento North Natomas Community Facilities 97-01 Special Tax Series 2005
450,000	5.000	09/01/23	455,945
1,160,000	5.000	09/01/24	1,173,108
1,000,000	5.000	09/01/29	1,008,140
3,040,000	5.100	09/01/35	3,070,370
San Joaquin Hills Transportation Corridor Agency Toll Road RB Capital Appreciation Refunding Series 1997 A (MBIA) (AAA/Aaa) (d)
80,000,000	0.000	01/15/31	26,799,200
San Jose Redevelopment Agency Tax Allocation Refunding for Merged Area Redevelopment Project Series 2006 C (MBIA) (AAA/Aaa)
9,400,000	3.750	08/01/28	8,399,558
Sierra View Local Health Care District RB Refunding Series 1998 (A–)
7,525,000	5.400	07/01/22	7,729,078
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 A (d)
17,000,000	0.000	06/01/36	3,330,640
15,000,000	0.000	06/01/41	2,184,450
30,000,000	0.000	06/01/47	3,094,200
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 B (d)
13,505,000	0.000	06/01/47	1,311,336
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 C (d)
130,600,000	0.000	06/01/56	6,078,124
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 D (d)
82,250,000	0.000	06/01/56	2,950,307
Temecula Valley Unified School District Community Facilities District Special Tax No. 02-2 Series 2005
1,530,000	5.000	09/01/25	1,527,170
3,395,000	5.125	09/01/35	3,387,531
Tobacco Securitization Authority Northern California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A-1 (BBB/Baa3)
4,650,000	5.500	06/01/45	4,855,251
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Series 2006 A-1 (BBB/Baa3)
40,000,000	5.000	06/01/37	40,485,600
Tobacco Securitization Authority RB for Southern California Tobacco Settlement Asset Backed Bonds Senior Series 2002 A (AAA/Aaa) (a)
15,070,000	5.250	06/01/12	16,173,275
8,895,000	5.625	06/01/12	9,705,868
Upland Community Facilities District Special Tax for 2003-2 San Antonio Improvement Series 2004 1-A
4,000,000	6.000	09/01/34	4,163,760
Valley Health Systems COPS Refunding Project Series 1993 (B+)
20,380,000	6.875	05/15/23	20,459,278
Valley Health System Hospital RB Refunding & Improvement Project Series 1996 A (B+)
2,230,000	6.500	05/15/15	2,241,864
5,770,000	6.500	05/15/25	5,777,559

			1,221,798,746

Colorado — 1.0%
Colorado Health Facilities Authority RB for Covenant Retirement Communities Inc. Series 2005 (BBB)
16,850,000	5.000	12/01/35	17,022,544
Colorado Health Facilities Authority RB for Hospital Poudre Valley Health Care Series 2005 F (BBB+/Baa2)
10,000,000	5.000	03/01/25	10,273,600
County of Adams Colorado RB Series 2006-1260 (FHA/MBIA) (AAA) (f)
6,605,000	9.550	02/01/31	8,187,228
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006
4,500,000	6.125	12/01/37	4,575,735

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Colorado — (continued)
Eagle Bend Metropolitan District No. 2 GO Bonds Refunding Series 2004 (Radian) (AA/Aa3)
$1,000,000	5.000%	12/01/20	$1,039,290
McKay Landing Metropolitan District No. 2 GO Bonds Limited Tax Series 2000 (a)
1,500,000	7.500	12/01/10	1,681,575
McKay Landing Metropolitan District No. 2 GO Bonds Refunding Subseries 2004 A (a)
2,000,000	7.500	12/01/10	2,257,000
Saddle Rock South Metropolitan GO Bonds Limited Mill Levy Obligation Series 2000
3,000,000	7.200	12/01/19	3,186,720
Tablerock Metropolitan District Colorado GO Bonds Series 2003
2,705,000	7.000	12/01/33	2,822,938
University of Colorado Hospital Authority RB Series 2006 A (Baa1)
4,500,000	5.000	11/15/37	4,620,690
3,000,000	5.250	11/15/39	3,136,470
Vista Ridge Metropolitan District GO Bonds Refunding & Improvement Limited Tax Series 2006 A (Radian) (AA/Aa3)
1,000,000	5.000	12/01/26	1,043,320
1,010,000	5.125	12/01/40	1,053,087
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B
1,750,000	6.625	12/01/40	1,769,355
Vista Ridge Metropolitan District GO Bonds Series 2001 (a)
9,575,000	7.500	06/01/09	10,226,770

			72,896,322

Connecticut — 0.3%
Connecticut State GO Bonds Refunding Series C (AA/Aa3) (e)
10,450,000	5.500	12/15/13	11,557,847
Connecticut State Health and Educational Facility Authority RB for St. Mary’s Hospital Corp. Series 1997 E (Ba3)
695,000	5.875	07/01/22	686,556
University of Connecticut GO Bonds Series A (MBIA) (e)
10,610,000	5.000	01/15/13	11,271,808

			23,516,211

Delaware — 0.1%
Bridgeville Special Obligation RB for Heritage Shores Special Development District Series 2005 A
6,847,000	5.450	07/01/35	6,940,256
Bridgeville Special Obligation RB for Heritage Shores Special Development District Series 2005 B
500,000	5.125	07/01/35	501,005
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2004 A (BBB+/Baa1)
1,250,000	5.500	06/01/24	1,323,963
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2005 A (BBB+/Baa1)
1,000,000	5.000	06/01/24	1,032,920
1,000,000	5.000	06/01/30	1,021,090

			10,819,234

District of Columbia — 1.0%
District of Columbia RB for Friendship Public Charter School RB Series 2006 (ACA) (A)
900,000	4.000	06/01/16	872,667
1,000,000	5.000	06/01/26	1,032,280
1,280,000	5.000	06/01/35	1,316,416
District of Columbia Housing Finance Agency Mortgage RB for Single Family Series 1997 B (GNMA/FNMA) (AMT) (AAA)
15,000	6.350	06/01/28	15,072
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
1,525,000	6.250	05/15/24	1,626,107
6,000,000	6.500	05/15/33	7,151,280
District of Columbia Tobacco Settlement Financing Corp. RB Capital Appreciation for Asset Backed Bonds Series 2006 A (BBB) (d)
388,560,000	0.000	06/15/46	36,003,970

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
District of Columbia — (continued)
Washington Convention Center Authority Refunding for Senior Lien Series 2007 A (AMBAC) (Aaa/AAA)
$22,165,000	4.500%	10/01/30	$21,940,912
Washington D.C. Metropolitan Area Transportation Authority Gross Revenue RB (MBIA) (AAA/Aaa)
2,785,000	8.612	01/01/10	3,189,493

			73,148,197

Florida — 31.0%
Aberdeen Community Development District Special Assessment Series 2005
13,000,000	5.500	05/01/36	13,206,960
Aberdeen Community Development District Special Assessment Series 2006-1
2,305,000	5.250	11/01/15	2,276,948
Amelia National Community Development District RB for Capital Improvement Series 2004 A
4,805,000	6.300	05/01/35	5,106,610
Amelia National Community Development District RB for Capital Improvement Series 2006 A
2,800,000	5.375	05/01/37	2,906,988
Anthem Park Community Development District RB for Capital Improvement Series 2004
2,000,000	5.800	05/01/36	2,016,700
Arborwood Community Development District Capital Improvement RB for Centex Homes Project Series 2006 A-1
42,000,000	5.500	05/01/36	42,896,700
Arborwood Community Development District Capital Improvement RB for Centex Homes Project Series 2006 A-2
28,800,000	5.250	05/01/36	29,304,576
Arborwood Community Development District Capital Improvement RB for Centex Homes Project Series 2006 B
30,000,000	5.250	05/01/16	30,162,900
Arborwood Community Development District Capital Improvement RB for Centex Homes Project Series 2006 B-2
5,900,000	5.100	05/01/16	5,938,468
Arborwood Community Development District RB for School Site Acquisition Project Series 2005
6,110,000	5.500	05/01/14	6,225,784
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A
29,375,000	5.350	05/01/36	29,439,037
Arlington Ridge Community Development District Special Assessment Series 2006 A
10,475,000	5.500	05/01/36	10,691,518
Ave Maria Stewardship Community Development District Special Assessment BANS Series 2006
2,500,000	4.800	11/01/12	2,501,275
Ave Maria Stewardship Community Development District Special Assessment for Series 2006 A
5,000,000	5.125	05/01/38	4,970,100
Ballantrae Community Development District RB for Capital Improvement Series 2004
4,865,000	6.000	05/01/35	5,127,175
Bay Laurel Center Community Development District Special Assessment Indigo Series 2006
1,770,000	5.450	05/01/37	1,796,267
Baywinds Community Development District Special Assessment Series 2006 A
1,000,000	5.250	05/01/37	979,570
Baywinds Community Development District Special Assessment Series 2006 B
1,500,000	4.900	05/01/12	1,485,960
Bellalago Educational Facilities Benefits District RB for Capital Improvement Series 2004 A
7,000,000	6.000	05/01/33	7,234,990
Bellalago Educational Facilities Benefits District RB for Capital Improvement Series 2004 B
6,135,000	5.800	05/01/34	6,294,081
Belmont Community Development District Capital Improvement Revenue Special Assessment Series 2006 B
10,000,000	5.125	11/01/14	9,990,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Bluewaters Community Development District Special Assessment Series 2004
$2,965,000	6.000%	05/01/35	$3,116,660
Bobcat Trail Community Development District RB Refunding for Capital Improvement Series 2005
2,445,000	5.200	05/01/29	2,444,535
Bonita Springs Vasari Community Development District RB for Capital Improvement Series 2001 A
7,635,000	6.950	05/01/32	8,178,994
Bonnet Creek Resort Community Development District Special Assessment RB Series 2002
1,000,000	7.125	05/01/12	1,082,730
10,000,000	7.375	05/01/34	10,873,400
2,000,000	7.500	05/01/34	2,185,920
Brandy Creek Community Development District Special Assessment Series 2003 A
3,425,000	6.350	05/01/34	3,621,526
Brandy Creek Community Development District Special Assessment Series 2003 B
15,000	5.400	05/01/09	15,021
Brandy Creek Community Development District Special Assessment Series 2006 A
2,715,000	5.600	05/01/37	2,765,580
Bridgewater Community Development District Special Assessment Series 2004 A
13,320,000	6.000	05/01/35	13,775,278
Bridgewater Wesley Chapel Community Development District Special Assessment for Capital Improvement Series 2005
3,550,000	5.750	05/01/35	3,646,560
Briger Community Development District Special Assessment Series 2002 A
2,895,000	6.750	05/01/33	3,069,308
Brighton Lakes Community Development District Special Assessment Series 2004 A
1,620,000	6.125	05/01/35	1,712,956
Brooks of Bonita Springs II Community Development District RB for Capital Improvement Series 2000 A (AAA) (a)
5,800,000	7.000	05/01/08	6,132,804
Brooks of Bonita Springs II Community Development District RB for Capital Improvement Series 2003 A
1,590,000	6.125	05/01/34	1,626,713
Capital Region Community Development District RB for Capital Improvement Series 2002 A
11,805,000	6.700	05/01/32	12,975,230
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-1
1,065,000	6.700	05/01/31	1,121,307
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-2
2,800,000	6.850	05/01/31	2,976,876
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A (AAA) (a) (g)
3,000,000	8.950	10/01/12	3,709,140
Catalina at Winkler Preserve Community Development District Special Assessment Series 2005
3,560,000	5.600	05/01/36	3,616,568
Cedar Pointe Community Development District Special Assessment for Florida Capital Improvements Series 2005 A
6,005,000	5.375	05/01/35	6,048,596
Celebration Community Development District Special Assessment Series 2003 A
2,930,000	6.400	05/01/34	3,106,415
Century Gardens Community Development District Special Assessment Series 2004
2,350,000	5.900	05/01/34	2,408,632
CFM Community Development District RB for Capital Improvement Series 2004 A
21,570,000	6.250	05/01/35	23,042,800
CFM Community Development District RB for Capital Improvement Series 2004 B
1,725,000	5.875	05/01/14	1,759,655

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
City Center Community Development District Special Assessment Series 2005 A
$7,320,000	6.125%	05/01/36	$7,563,976
Clearwater Cay Community Development District Special Assessment Series 2006 A
5,000,000	5.500	05/01/37	5,046,600
Coconut Cay Community Development District of Florida Special Assessment Series 2006
3,000,000	5.375	05/01/36	3,025,050
Colonial Country Club Community Development District Florida Capital Improvement RB Series 2003
11,115,000	6.400	05/01/33	11,868,486
Concord Station Community Development District RB for Capital Improvement Series 2005
1,895,000	5.000	05/01/15	1,904,646
16,110,000	5.300	05/01/35	16,233,241
Concorde Estates Community Development District RB for Capital Improvement Series 2004 A
2,340,000	5.850	05/01/35	2,437,999
Concorde Estates Community Development District RB for Capital Improvement Series 2004 B
780,000	5.000	05/01/11	781,833
Connerton West Community Development District for Special Assessment Capital Improvement Series 2004 A-1
2,975,000	5.950	05/01/35	3,064,101
Connerton West Community Development District for Special Assessment Capital Improvement Series 2004 A-2
2,290,000	5.850	05/01/24	2,324,693
1,590,000	5.950	05/01/36	1,620,703
Connerton West Community Development District for Special Assessment Capital Improvement Series 2007 B
7,000,000	5.125	05/01/16	7,004,970
Copper Oaks Community Development District Special Assessment Series 2005 A
3,620,000	5.450	05/01/35	3,663,404
Copper Oaks Community Development District Special Assessment Series 2005 B
685,000	4.875	05/01/10	683,836
Cory Lakes Community Development District for Special Assessment Series 2001 A
515,000	8.375	05/01/17	555,840
Cory Lakes Community Development District for Special Assessment Series 2001 B
565,000	8.375	05/01/17	580,600
Country Greens Community Development District Special Assessment RB Series 2003
5,965,000	6.625	05/01/34	6,381,476
Covington Park Community Development District RB for Capital Improvement Series 2004 A
1,115,000	6.250	05/01/34	1,166,223
Covington Park Community Development District RB for Capital Improvement Series 2004 B
105,000	5.300	11/01/09	105,057
Covington Park Community Development District Refunding Special Assessment for Capital Improvement Series 2005 (A-)
1,000,000	5.000	05/01/31	1,012,050
Crossings at Fleming Island Community Development District RB for Special Assessment Series 2000 C
4,660,000	7.050	05/01/15	4,948,314
Cutler Cay Community Development District Special Assessment Series 2004
4,630,000	6.125	05/01/24	4,809,135
2,480,000	6.300	05/01/34	2,644,201
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,735,000	6.000	05/01/34	1,806,465
Double Branch Community Development District Special Assessment Series 2002 A
10,855,000	6.700	05/01/34	11,866,795

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Double Branch Community Development District Special Assessment Series 2003 B
$155,000	5.375%	05/01/08	$155,330
Double Branch Community Development District Special Assessment Series 2003 C
15,000	5.125	05/01/08	14,978
Double Branch Community Development District Special Assessment Series 2005 A
985,000	5.350	05/01/34	987,147
Dupree Lakes Community Development District Capital Improvement Revenue Special Assessment Series 2006 A
1,905,000	5.375	05/01/37	1,920,907
Dupree Lakes Community Development District Capital Improvement Revenue Special Assessment Series 2006 B
1,920,000	5.000	05/01/12	1,916,813
Durbin Crossing Community Development District Special Assessment Series 2005 A
48,995,000	5.500	05/01/37	49,864,171
Durbin Crossing Community Development District Special Assessment Series 2005 B-1
3,000,000	4.875	11/01/10	2,987,730
Durbin Crossing Community Development District Special Assessment Series 2005 B-2
8,750,000	4.875	11/01/10	8,705,725
East Homestead Community Development District Special Assessment Series 2005
3,900,000	5.450	05/01/36	3,969,342
East Homestead Community Development District Special Assessment Revenue Series 2006 B
870,000	5.000	05/01/11	871,784
East Park Development District Special Assessment Series 2002
5,175,000	6.850	05/01/33	5,557,432
Escambia County Environmental Improvement RB Refunding for International Paper Co. Project Series 2006 A (BBB/Baa3)
12,250,000	5.000	08/01/26	12,303,655
Escambia County PCRB International Paper Series 2006 A (BBB/Baa3)
2,850,000	4.700	04/01/15	2,896,170
Fishhawk Community Development District II Special Assessment RB Series 2003 A
5,820,000	6.250	05/01/34	6,139,634
Fishhawk Community Development District II Special Assessment RB Series 2003 B
20,000	5.000	11/01/07	20,011
Fishhawk Community Development District II Special Assessment RB Series 2004 A
2,435,000	6.125	05/01/34	2,569,120
Fleming Island Plantation Community Development District RB for Special Assessment Series 2000 B
4,585,000	7.300	05/01/15	4,894,946
Forest Creek Community Development District Special Assessment for Capital Improvement Series 2005 B
1,975,000	4.850	05/01/11	1,971,425
Gateway Services Community Development District Special Assessment for Stoneybrook Project Series 2003
1,135,000	5.500	07/01/08	1,139,654
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 A
2,605,000	6.500	05/01/33	2,748,848
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 B
810,000	5.500	05/01/10	814,957
Gateway Services District Water & Sewer RB Refunding Series 2003
2,110,000	6.000	10/01/19	2,132,471
Glen St. Johns Community Development District Special Assessment BANS Series 2006
6,400,000	5.250	05/01/38	6,211,072

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Grand Hampton Community Development District RB for Capital Improvement Series 2003
$5,200,000	6.150%	05/01/34	$5,462,132
Grand Hampton Community Development District RB for Capital Improvement Series 2005
4,045,000	5.500	05/01/36	4,102,075
Grand Haven Community Development District Special Assessment Series 2002
200,000	6.125	11/01/07	199,988
Grand Haven Community Development District Special Assessment Series 2003
30,000	5.200	11/01/07	29,963
Grand Haven Community Development District Special Assessment Series 2004 B
40,000	5.000	05/01/09	39,830
Greater Lakes/Sawgrass Bay Community Development District Special Assessment Series 2006 A
4,500,000	5.500	05/01/38	4,559,805
Greyhawk Landing Community Development District Special Assessment Series 2002 A
2,975,000	7.000	05/01/33	3,198,779
Greyhawk Landing Community Development District Special Assessment Series 2002 B
465,000	6.250	05/01/09	468,897
Griffin Lakes Community Development District Special Assessment Series 2002 A
4,435,000	6.700	05/01/33	4,878,411
Habitat Community Development RB Series 2004
4,745,000	5.850	05/01/35	4,940,494
Halifax Hospital Medical Center RB Series 1999 A (AAA) (a)
955,000	7.250	10/01/10	1,081,289
Hamal Community Development District Special Assessment Series 2001 (AAA) (a)
3,725,000	6.750	05/01/11	4,173,639
Hamal Community Development District Special Assessment for Refunding and Improvement Series 2006 A (MBIA) (AAA)
1,870,000	4.750	05/01/31	1,917,161
Hammocks Community Development District Special Assessment Series 2005 A
6,020,000	5.500	05/01/37	6,083,210
Hammocks Community Development District Special Assessment Series 2005 B
1,140,000	4.875	11/01/10	1,137,572
Harbor Bay Community Development District Special Assessment for Capital Improvement Series 2001 A
2,280,000	7.000	05/01/33	2,428,816
Harbour Isles Community Development District Special Assessment Series 2004
4,310,000	6.125	05/01/35	4,551,403
Harbourage at Braden River Community Development District Special Assessment for Capital Improvement Series 2003 A
2,930,000	6.125	05/01/34	3,034,074
Heritage Bay Community Development District RB for Capital Improvements Series 2005
16,125,000	5.500	05/01/36	16,474,590
Heritage Harbor South Community Development District RB for Capital Improvement Series 2002 A
3,875,000	6.500	05/01/34	4,164,966
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 A
1,225,000	6.200	05/01/35	1,289,643
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 B
1,175,000	5.250	11/01/08	1,176,058
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005
9,000,000	5.600	05/01/36	9,167,130
Heritage Isle at Viera Community Development District Special Assessment Series 2004 A
3,140,000	6.000	05/01/35	3,237,214

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Heritage Isle at Viera Community Development District Special Assessment Series 2004 B
$730,000	5.000%	11/01/09	$726,627
Heritage Isle at Viera Community Development District Special Assessment Series 2005
7,195,000	5.550	05/01/37	7,283,355
Heritage Isle at Viera Community Development District Special Assessment Series 2006 A
5,500,000	5.000	11/01/13	5,433,505
Heritage Lake Park Community Development District Special Assessment Series 2004 B
3,340,000	5.100	11/01/09	3,334,422
Heritage Lake Park Community Development District Special Assessment Series 2005
1,700,000	5.700	05/01/36	1,737,094
Heritage Landing Community Development District Special Assessment Series 2005
11,000,000	5.600	05/01/36	11,214,170
Heritage Park Community Development District Special Assessment Series 2004 A
5,830,000	6.300	05/01/35	6,216,004
Highlands Community Development District Special Assessment Series 2005
3,750,000	5.550	05/01/36	3,823,312
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (Baa2)
2,700,000	5.625	03/01/24	2,863,701
Hypoluxo/Haverhill Community Development District Special Assessment Series 2002 A
1,350,000	6.750	05/01/33	1,453,842
Indian Trace Development District Special Assessment for Isles at Weston Project Series 2003
1,910,000	5.500	05/01/33	1,929,539
Indigo Community Development District Special Assessment for Capital Improvement Series 2005
9,000,000	5.750	05/01/36	9,175,050
Islands at Doral Florida Special Assessment Series 2003
1,790,000	6.375	05/01/35	1,906,225
Islands at Doral III Community Development District Special Assessment Series 2004 A
10,860,000	5.900	05/01/35	11,226,634
Islands at Doral Ne Community Development District Special Assessment Series 2004
1,835,000	6.250	05/01/34	1,941,614
Jacksonville Economic Development Community Health Care Facilities RB for Mayo Clinic Series 2006 (AA/Aa2)
11,675,000	5.000	11/15/36	12,185,081
Jacksonville Health Facilities Authority RB for Baptist Medical Center Project Series 2007 A (A+)
15,000,000	5.000	08/15/37	15,368,850
K-Bar Ranch Community Development District Special Assessment Series 2006
1,000,000	5.450	05/01/36	1,017,780
Keys Cove Community Development District II Series 2005
2,935,000	5.500	05/01/36	2,987,771
Keys Cove Community Development District Special Assessment Series 2004
1,205,000	5.875	05/01/35	1,258,249
Killarney Community Development District Special Assessment Series 2004 A
2,505,000	6.000	05/01/35	2,590,646
Killarney Community Development District Special Assessment Series 2004 B
2,840,000	5.125	05/01/09	2,835,087
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 A
2,390,000	6.400	05/01/33	2,518,104
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 B
45,000	5.250	11/01/07	44,945

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Lake Ashton II Community Development District Special Assessment for Capital Improvement Series 2005 B
$910,000	4.875%	11/01/10	$909,782
Lake Ashton II Community Development District Special Assessment for Capital Improvement Series 2006 A
4,000,000	5.300	05/01/38	3,940,920
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A
2,355,000	7.450	05/01/22	2,502,541
3,625,000	7.500	05/01/32	3,851,889
Lakes by the Bay South Community Development District RB Series 2004 A
7,480,000	6.100	05/01/23	7,938,000
4,955,000	6.250	05/01/34	5,273,507
Lakes by the Bay South Community Development District Special Assessment RB Series 2004 B
4,995,000	5.300	05/01/09	4,990,405
Lakewood Ranch Community Development District No. 4 Special Assessment RB Series 2004
2,105,000	5.950	05/01/34	2,175,707
Lakewood Ranch Community Development District No. 5 Special Assessment RB Series 2001 A
4,145,000	6.700	05/01/31	4,409,990
Lakewood Ranch Community Development District No. 6 Capital Improvements RB Special Assessment Series 2005 A
8,495,000	5.700	05/01/36	8,651,988
Lakewood Ranch Community Development District No. 6 RB for Capital Improvement Series 2004 A
5,785,000	6.125	05/01/34	6,042,028
Lakewood Ranch Stewardship District Special Assessment for Country Club East Project Series 2006
23,000,000	5.400	05/01/37	23,221,030
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005
4,600,000	4.875	08/01/10	4,599,264
Lakewood Ranch Stewardship District RANS for Centre and New Projects Series 2006
28,645,000	6.000	06/01/07	28,641,276
Lakewood Ranch Stewardship District Special Assessment Series 2006 A
15,000,000	5.500	05/01/36	15,167,100
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B
9,000,000	5.000	05/01/13	8,943,480
Landmark at Doral Community Development District Special Assessment Series 2006 A
4,000,000	5.500	05/01/38	4,073,840
Lee County IDA Health Care Facilities RB for Shell Point Village Project Series 1999 A (BBB–)
7,000,000	5.500	11/15/29	7,173,950
Lee County IDA Health Care Facilities RB for Shell Point Alliance Obligation Group Series 2006 (BBB–)
3,750,000	5.000	11/15/32	3,783,750
3,750,000	5.125	11/15/36	3,808,200
Lexington Oaks Community Development District Special Assessment Series 2002 A
2,500,000	6.700	05/01/33	2,650,750
Live Oak Community Development District No. 001 Special Assessment Series 2003 A
4,390,000	6.300	05/01/34	4,604,671
Live Oak Community Development District No. 001 Special Assessment Series 2003 B
160,000	5.300	05/01/08	160,195
Live Oak Community Development District No. 002 Special Assessment Series 2004 A
6,155,000	5.850	05/01/35	6,287,332

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Live Oak Community Development District No. 002 Special Assessment Series 2004 B
$6,395,000	5.000%	11/01/09	$6,351,962
Longleaf Community Development District Special Assessment Refunding Series 2005
6,150,000	5.400	05/01/30	6,211,561
Longleaf Community Development District Special Assessment Refunding Series 2006
3,000,000	5.375	05/01/30	3,025,050
Longleaf Community Development District Special Assessment Series 2001
635,000	7.250	05/01/09	641,547
Maple Ridge Community Development District Special Assessment Series 2000 A
1,510,000	7.150	05/01/31	1,610,747
Marshall Creek Community Development District Special Assessment Series 2002
2,860,000	6.625	05/01/32	3,026,795
Meadow Pines Community Development District Special Assessment RB Series 2004 A
6,920,000	6.250	05/01/34	7,355,268
Meadow Pointe III Community Development District RB for Capital Improvement Series 2001 A
2,815,000	6.850	05/01/33	3,009,404
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 A
3,875,000	6.400	05/01/34	4,138,112
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
985,000	6.000	05/01/35	1,017,357
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2003 A
2,720,000	6.300	05/01/34	2,878,059
Meadow Pointe IV Community Development District Special Assessment for Capital Improvements Series 2005
4,455,000	5.250	05/01/15	4,479,369
Meadow Pointe IV Community Development District Tax Allocation for Capital Improvement Series 2004 A
3,005,000	6.000	05/01/36	3,150,472
Mediterra North Community Development District RB for Capital Improvement Series 2001 A
4,670,000	6.800	05/01/31	4,978,033
Mediterra South Community Development District RB for Capital Improvement Series 1999 A
460,000	6.950	05/01/31	477,894
Mediterra South Community Development District RB for Capital Improvement Series 2001
1,540,000	6.850	05/01/31	1,628,257
Mediterra South Community Development District RB for Capital Improvement Series 2003 A
4,910,000	6.375	05/01/34	5,236,122
Mediterra South Community Development District RB for Capital Improvement Series 2003 B
2,385,000	5.500	05/01/10	2,392,847
Mediterranea Community Development District Special Assessment Series 2006 A
1,550,000	5.600	05/01/37	1,583,248
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 1998 (BB+)
7,720,000	5.375	11/15/28	7,869,073
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2001 A (BB+/Ba1)
4,265,000	6.125	11/15/11	4,569,820
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2004 (BB+/Ba1)
13,600,000	6.750	11/15/29	15,316,320

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Middle Village Community Development District Special Assessment Series 2004 A
$5,785,000	5.800	05/01/22	$5,980,996
15,620,000	6.000	05/01/35	16,297,283
Middle Village Community Development District Special Assessment Series 2004 B
940,000	5.000%	05/01/09	939,671
Middle Village Community Development District Special Assessment Series 2004 C
410,000	5.125	05/01/09	409,857
Mira Lago West Community Development District Special Assessment for Capital Improvement Series 2005
960,000	5.375	05/01/36	969,014
Montecito Community Development District Special Assessment Series 2006 A
1,900,000	5.500	05/01/37	1,917,651
Monterey/Congress Community Development District Special Assessment Series 2005 A
4,045,000	5.375	05/01/36	4,078,776
Monterra Community Development District Special Assessment Series 2005 A
22,000,000	5.500	05/01/36	22,558,800
Monterra Community Development District Special Assessment Series 2005 B
30,000,000	5.000	11/01/10	30,015,000
Monterra Community Development District Special Assessment Series 2006 B
31,000,000	5.125	11/01/14	30,988,840
Moody River Estates Community Development District Capital Improvement RB Series 2005
7,000,000	5.350	05/01/36	7,027,790
Myrtle Creek Improvement District Special Assessment Series 2006 A
23,000,000	5.200	05/01/37	22,732,740
Narcoossee Community Development District Special Assessment Series 2002 A
4,740,000	6.850	05/01/33	5,098,107
Narcoossee Community Development District Special Assessment Series 2002 B
70,000	5.750	05/01/08	70,151
New Port Tampa Bay Community Development District Special Assessment Series 2006 A
1,000,000	5.875	05/01/38	1,026,470
New River Community Development District Special Assessment Series 2006 A
2,000,000	5.350	05/01/38	1,967,920
New River Community Development District Special Assessment Series 2006 B
5,500,000	5.000	05/01/13	5,439,390
North Springs Improvement District RB Refunding for Water Management Series 2005 A
2,640,000	5.375	05/01/24	2,676,194
North Springs Improvement District RB Refunding for Water Management Series 2005 B
5,915,000	5.500	05/01/35	6,009,463
North Springs Improvement District Special Assessment for Parkland Golf Country Club Series 2005 A-1
8,000,000	5.450	05/01/26	8,085,200
North Springs Improvement District Special Assessment for Parkland Golf Country Club Series 2005 A-2
4,000,000	5.500	05/01/26	4,045,160
North Springs Improvement District Special Assessment for Parkland Golf Country Club Series 2005 B-1
2,750,000	5.125	05/01/15	2,769,580
North Springs Improvement District Special Assessment RB for Heron Bay North Assessment Area Series 2006 A
2,550,000	5.200	05/01/27	2,530,773
Oak Creek Community Development District Special Assessment Series 2004
1,750,000	5.800	05/01/35	1,820,158
Oakstead Community Development District Capital Improvement Refunding Series 2006 A-1 (MBIA) (AAA/Aaa)
2,000,000	4.500	05/01/32	1,984,960

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Oakstead Community Development District RB for Capital Improvement Series 2002 A (AAA) (a)
$4,625,000	6.875%	05/01/12	$5,171,629
Old Palm Community Development District Special Assessment for Palm Beach Gardens Series 2004 A
6,730,000	5.900	05/01/35	6,999,536
Old Palm Community Development District Special Assessment for Palm Beach Gardens Series 2004 B
2,620,000	5.375	05/01/14	2,640,908
Orange County Florida Health Facilities Authority RB for Orlando Regional Healthcare Hospital Series 2006 B (A/A2)
1,865,000	4.750	11/15/36	1,877,402
Orange County Health Facilities Authority RB for Orlando Lutheran Healthcare Series 2005
1,100,000	5.375	07/01/20	1,100,583
1,000,000	5.700	07/01/26	1,013,520
Orlando Urban Community Development District Special Assessment for Capital Improvement Series 2004
930,000	6.000	05/01/20	990,413
4,500,000	6.250	05/01/34	4,786,155
Orlando Urban Community Development District Special Assessment Series 2001 A
7,710,000	6.950	05/01/33	8,314,233
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A
2,275,000	6.125	05/01/35	2,418,075
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 B
6,880,000	5.125	05/01/09	6,891,696
Palm Beach County Plantation Community Development District Special Assessment RB Series 2004 A
7,075,000	6.250	05/01/34	7,481,246
Palm Coast Park Community Development District Special Assessment Series 2006
10,000,000	5.700	05/01/37	10,157,500
Palm Glades Community Development District Special Assessment Series 2006 A
1,300,000	5.300	05/01/36	1,309,880
Palma Sola Trace Community Development District RB for Capital Improvement Series 2005
3,945,000	5.750	05/01/35	4,009,501
Panther Trace Community Development District Special Assessment Series 2002 A
1,645,000	7.250	05/01/33	1,806,194
Panther Trace II Community Development District Special Assessment Series 2005 A
6,855,000	5.600	05/01/35	6,971,946
Panther Trace II Community Development District Special Assessment Series 2006
11,265,000	5.125	11/01/13	11,270,970
Panther Trails Community Development District Special Assessment Series 2005
3,810,000	5.600	05/01/36	3,896,068
Park Place Community Development District Special Assessment Series 2003
4,425,000	6.375	05/01/34	4,709,881
Parklands Lee Community Development District Special Assessment Series 2004 A
3,950,000	5.800	05/01/35	4,049,856
Parklands Lee Community Development District Special Assessment Series 2004 B
260,000	5.125	05/01/11	259,475
Parklands West Community Development District Special Assessment Series 2001 A
3,330,000	6.900	05/01/32	3,538,758

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Parkway Center Community Development District Special Assessment Series 2000 A
$478,601	8.250%	05/01/31	$509,476
Paseo Community Development District Capital Improvement RB Series 2005 A
10,555,000	5.400	05/01/36	10,673,322
Pier Park Community Development District RB for Capital Improvement Series 2002 1
10,125,000	7.150	05/01/34	10,854,506
Pine Island Community Development District Special Assessment Series 2004
4,590,000	5.300	11/01/10	4,571,181
11,630,000	5.750	05/01/35	12,119,507
Pinellas County Educational Facilities Authority RB for Eckerd College Project Series 2006 (ACA) (A)
3,750,000	5.250	10/01/29	3,962,062
2,325,000	4.750	10/01/31	2,353,621
Poinciana Community Development District Special Assessment Series 2000 A
5,675,000	7.125	05/01/31	6,053,522
Portico Community Development District Special Assessment for Capital Improvement Series 2006
3,000,000	5.450	05/01/37	3,051,780
Principal One Community Development District Jacksonville Special Assessment Series 2005
1,000,000	5.650	05/01/35	1,018,320
Renaissance Community Development District RB for Capital Improvement Series 2002 A
7,105,000	7.000	05/01/33	7,585,795
Renaissance Community Development District RB for Capital Improvement Series 2002 B
255,000	6.250	05/01/08	256,675
Reunion East Community Development District Special Assessment Series 2002 A
19,010,000	7.200	05/01/22	20,548,099
2,450,000	7.375	05/01/33	2,694,485
Reunion East Community Development District Special Assessment Series 2002 B
500,000	5.900	11/01/07	500,520
Reunion East Community Development District Special Assessment Series 2005
12,880,000	5.800	05/01/36	13,276,446
Reunion West Community Development District Special Assessment Series 2004
25,500,000	6.250	05/01/36	26,789,280
River Bend Community Development District Capital Improvement RB Series 2005
8,880,000	5.450	05/01/35	8,975,638
River Hall Community Development District RB for Capital Improvement Series 2005
7,000,000	5.450	05/01/36	7,098,140
Rivercrest Community Development District Special Assessment Series 2001
5,360,000	7.000	05/01/32	5,732,949
Riverside Park Community Development District Special Assessment Series 2004
1,950,000	6.125	05/01/34	2,048,553
Riverwood Estates Community Development District Special Assessment Series 2006 A
9,500,000	5.350	05/01/37	9,226,970
Saddlebrook Community Development District Special Assessment Series 2001 A
4,930,000	6.900	05/01/33	5,271,600
Saddlebrook Community Development District Special Assessment Series 2001 B
10,000	6.250	05/01/09	10,134
Sail Harbour Community Development District Special Assessment Series 2005 A
6,960,000	5.500	05/01/36	7,075,049
Sampson Creek Community Development District Capital Improvement Special Assessment Series 2000 A (AA) (a)
2,185,000	6.950	05/01/10	2,370,288
Sandy Creek Community Development District Special Assessment Series 2005 A
10,550,000	5.700	05/01/37	10,780,201

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Sandy Creek Community Development District Special Assessment Series 2005 B
$15,000,000	5.000%	11/01/10	$14,963,400
Seven Oaks Community Development District I RB Series 2002
250,000	5.600	11/01/07	249,313
Seven Oaks Community Development District II RB Series 2003 A
4,615,000	6.400	05/01/34	4,920,744
Seven Oaks Community Development District II Special Assessment Series 2004 A
4,940,000	5.875	05/01/35	5,081,679
Seven Oaks Community Development District II Special Assessment Series 2004 B
1,980,000	5.000	05/01/09	1,979,386
Shingle Creek Community Development District RB for Capital Improvement Series 2006
2,000,000	5.750	05/01/15	2,039,540
4,000,000	6.100	05/01/25	4,215,000
35,000,000	6.125	05/01/37	36,709,750
South Bay Community Development District RB for Capital Improvement Series 2005 A
22,755,000	5.950	05/01/36	23,565,306
South Bay Community Development District RB for Capital Improvement Series 2005 B-1
11,185,000	5.125	11/01/09	11,189,138
South Bay Community Development District RB for Capital Improvement Series 2005 B-2
4,000,000	5.375	05/01/13	4,010,480
South Fork Community Development District RB Series 2003
2,455,000	6.150	05/01/33	2,625,942
South Fork Community Development District RB Series 2004 A-1
510,000	5.900	05/01/34	520,134
South Fork Community Development District RB Series 2004 A-2
1,800,000	5.900	05/01/35	1,846,296
South Fork East Community Development District RB for Capital Improvement Series 2005
9,000,000	5.350	05/01/36	9,051,930
South Village Community Development District RB for Capital Improvement Series 2005 A
13,320,000	5.700	05/01/35	13,650,736
South-Dade Venture Community Development District Special Assessment Series 2004
2,660,000	6.000	05/01/24	2,799,703
Southern Hills Plantation I Community Development District RB for Capital Improvement Series 2004
8,290,000	5.800	05/01/35	8,503,965
Southern Hills Plantation II Community Development District Capital Improvement Special Assessment Series 2004
3,520,000	5.850	05/01/34	3,620,109
Spicewood Community Development District Special Assessment Series 2003 A
2,925,000	6.100	05/01/34	3,059,082
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 A
4,955,000	6.125	05/01/34	5,301,701
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 B
475,000	5.300	05/01/10	476,990
St. Lucie County School Board COPS Series 2007 (MBIA)(Aaa)
1,835,000	4.500	08/15/32	1,810,283
Sterling Hill Community Development District RB for Capital Improvement Series 2003 A
4,000,000	6.200	05/01/35	4,159,800
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B
1,290,000	5.500	11/01/10	1,298,321

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Stonegate Community Development District Special Assessment Series 2004
$2,245,000	6.125%	05/01/34	$2,352,356
Stonelake Ranch Community Development District Special Assessment Series 2004 A
3,495,000	5.900	05/01/34	3,600,898
Summerville Community Development District Special Assessment Series 2006
1,000,000	5.500	05/01/36	1,008,890
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2002 (AMT)
6,690,000	6.800	10/01/32	6,940,474
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2003 (AMT)
4,525,000	6.900	10/01/34	4,705,457
Sumter Landing Community Development District Recreational RB Subseries 2005 B
6,475,000	5.700	10/01/38	6,568,823
Suncoast Community Development District RB for Capital Improvement Series 2004 A
5,300,000	5.875	05/01/34	5,435,044
Tern Bay Community Development District Special Assessment for Capital Improvement Series 2005 B
7,325,000	5.000	05/01/15	7,267,059
The Quarry Community Development District Special Assessment Series 2005 A-1
55,350,000	5.500	05/01/36	56,351,835
The Quarry Community Development District Special Assessment Series 2005 A-2
6,040,000	5.250	05/01/36	6,122,506
The Quarry Community Development District Special Assessment Series 2006
64,000,000	5.250	05/01/16	64,888,960
Thousand Oaks Community Development District Special Assessment Series 2005 A-1
4,785,000	5.350	05/01/35	4,838,496
Thousand Oaks Community Development District Special Assessment Series 2005 A-2
1,000,000	5.350	05/01/36	1,005,770
Tisons Landing Community Development District RB Special Assessment Series 2005 A
2,600,000	5.625	05/01/37	2,635,022
Tisons Landing Community Development District RB Special Assessment Series 2005 B
4,000,000	5.000	11/01/11	4,011,480
Tolomato Community Development District Special Assessment Series 2006
65,500,000	5.400	05/01/37	66,024,655
Tomoka Community Development District Series 2004 A
8,150,000	6.100	05/01/35	8,537,369
Town Center at Palm Coast Community Development District Special Assessment for Capital Improvement Series 2005
9,880,000	6.000	05/01/36	10,277,769
Trails Community Development District Special Assessment Series 2007
8,000,000	5.375	05/01/38	7,973,280
Turnbull Creek Community Development District Special Assessment Series 2005
6,915,000	5.800	05/01/35	7,115,258
University Place Community Development District Special Assessment Series 2001 A
1,650,000	7.000	05/01/32	1,767,876
Venetian Community Development District RB for Capital Improvement Series 2002 A
3,800,000	6.750	05/01/34	4,057,336
Verandahs Community Development District Special Assessment Series 2006 A
3,000,000	5.250	05/01/36	2,939,430

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Verandah East Community Development District Special Assessment for Capital Improvement Series 2006 A
$2,000,000	5.400%	05/01/37	$2,021,980
Verano Center Community Development District Special Assessment for Community Infrastructure Project Series 2006 A
8,000,000	5.375	05/01/37	8,009,360
Verano Center Community Development District Special Assessment for Community Infrastructure Project Series 2006 B
8,700,000	5.000	11/01/12	8,686,167
7,000,000	5.000	11/01/13	6,954,290
Verona Walk Community Development District RB for Capital Improvement Series 2004
6,900,000	5.850	05/01/35	7,107,345
Verona Walk Community Development District Special Assessment for Capital Improvement Series 2006
9,520,000	5.375	05/01/37	9,599,492
Village Center Community Development District Recreational RB Subseries 1998 B
1,820,000	8.250	01/01/17	1,865,136
Village Center Community Development District Recreational RB Subseries 1998 C
2,020,000	7.375	01/01/19	2,104,860
Village Center Community Development District Recreational RB Subseries 2003 B
4,005,000	6.350	01/01/18	4,261,480
Village Center Community Development District Recreational RB Subseries 2004 B
5,570,000	5.875	01/01/15	5,802,436
Village Community Development District No. 3 Special Assessment Series 2002
6,500,000	6.500	05/01/32	6,950,515
Village Community Development District No. 4 Special Assessment Series 2000
2,430,000	7.150	05/01/18	2,621,800
Village Community Development District No. 4 Special Assessment Series 2002
3,680,000	6.875	05/01/22	3,974,510
5,305,000	6.950	05/01/32	5,709,718
Village Community Development District No. 4 Special Assessment Series 2003
500,000	6.500	05/01/33	533,830
Village Community Development District No. 5 Special Assessment Series 2002 A
15,290,000	6.500	05/01/33	16,240,732
Village Community Development District No. 5 Special Assessment Series 2003 A
3,615,000	6.000	05/01/22	3,802,763
20,010,000	6.100	05/01/34	21,327,859
Village Community Development District No. 6 Special Assessment Series 2004
5,210,000	5.625	05/01/22	5,349,524
42,125,000	5.800	05/01/35	43,461,205
Village Community Development District No. 7 Special Assessment Series 2006
89,540,000	5.375	05/01/36	90,887,577
Villages of Westport Community Development District RB for Capital Improvement Series 2005 A
12,700,000	5.700	05/01/35	12,986,766
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvements Series 2005
5,505,000	5.600	05/01/36	5,604,200
Villasol Community Development District RB Series 2003 A
4,065,000	6.600	05/01/34	4,330,119
Villasol Community Development District RB Series 2003 B
380,000	5.375	05/01/08	380,809
Vista Community Development District Special Assessment Series 2006 A
3,170,000	5.375	05/01/37	3,111,957
Vista Lakes Community Development District RB for Capital Improvement Series 2002 A
3,615,000	6.750	05/01/34	3,892,451

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Vizcaya in Kendall Community Development District BANS Series 2005
$15,000,000	6.500%	03/30/07	$14,994,580
Walnut Creek Community Development District Special Assessment Series 2000 A
3,755,000	7.300	05/01/21	4,003,619
Waterchase Community Development District RB for Capital Improvement Series 2001 A
2,820,000	6.700	05/01/32	3,005,500
Watergrass Community Development District Special Assessment Series 2005 A
6,230,000	5.500	05/01/36	6,283,703
Watergrass Community Development District Special Assessment Series 2005 B
1,400,000	4.875	11/01/10	1,392,398
Waterlefe Community Development District RB for Capital Improvement Series 2001 A
930,000	6.950	05/01/31	988,953
Waters Edge Community Development District RB for Capital Improvement Series 2005
2,000,000	5.300	05/01/36	2,007,900
Waters Edge Community Development District RB for Capital Improvement Series 2006 B
1,000,000	5.000	11/01/12	998,410
Wentworth Estates Community Development District Special Assessment Series 2006 A
15,000,000	5.625	05/01/37	15,323,400
Wentworth Estates Community Development District Special Assessment Series 2006 B
9,500,000	5.125	11/01/12	9,459,150
West Villages Improvement District Revenue Special Assessment Unit of Development No. 3 Series 2006
12,500,000	5.500	05/01/37	12,562,250
Westchester Community Development District No. 1 Special Assessment for Community Infrastructure Series 2003
4,355,000	6.000	05/01/23	4,605,500
24,245,000	6.125	05/01/35	25,655,574
Westside Community Development District Special Assessment Series 2005
5,000,000	5.650	05/01/37	5,133,250
Winter Garden Village at Fowler Groves Community Development District Special Assessment Series 2006
2,000,000	5.650	05/01/37	2,087,060
World Commerce Community Development District Special Assessment Series 2004 A-1
1,000,000	6.250	05/01/22	1,059,470
500,000	6.500	05/01/36	532,830
World Commerce Community Development District Special Assessment Series 2004 A-2
2,965,000	6.125	05/01/35	3,118,883
World Commerce Community Development District Special Assessment Series 2007
3,500,000	5.500	05/01/38	3,485,720
Wyndam Park Community Development District Special Assessment Series 2003
2,500,000	6.375	05/01/34	2,631,825
Wynnfield Lakes Community Development District Special Assessment Series 2005 A
11,550,000	5.600	05/01/36	11,718,168
Zephyr Ridge Community Development District Special Assessment for Capital Improvement Series 2006 B
2,000,000	5.250	05/01/13	2,013,140

			2,372,304,908

Georgia — 0.4%
Atlanta Tax Allocation for Eastside Project Series 2005 A (AMT)
1,230,000	5.625	01/01/16	1,268,093

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Georgia — (continued)
Atlanta Tax Allocation for Eastside Project Series 2005 B
$1,085,000	5.400%	01/01/20	$1,117,734
2,250,000	5.600	01/01/30	2,332,845
Atlanta Tax Allocation RB for Atlantic Station Project Series 2001
9,210,000	7.750	12/01/14	10,169,406
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BBB+/A3)
3,675,000	5.500	01/01/34	3,875,288
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
5,845,000	4.850	06/01/09	5,825,595
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A
1,750,000	6.125	02/15/34	1,835,505
Georgia State GO Bonds Series 2005 A (MBIA) (AAA/Aaa)
5,780,000	2.000	09/01/24	4,105,996

			30,530,462

Guam — 0.1%
Guam Education Financing Foundation COPS for Public School Facilities Project Series 2006 A (A−)
780,000	5.000	10/01/12	817,081
1,000,000	5.000	10/01/15	1,059,730
1,000,000	5.000	10/01/17	1,058,020
2,825,000	5.000	10/01/23	2,961,532
Guam Government GO Bonds Series 1993 A (B)
5,000,000	5.375	11/15/13	5,014,900

			10,911,263

Hawaii — 0.3%
Hawaii Airport System RB (AMT) (FGIC) (AAA/Aaa)(e)
10,000,000	5.750	07/01/15	10,670,900
Hawaii Department of Transport Special Facilities RB for Continental Airlines, Inc. Series 1997 (AMT) (B/Caa1)
10,045,000	5.625	11/15/27	10,176,489
Hawaii Department of Transport Special Facilities RB Refunding for Continental Airlines, Inc. Series 2000 (AMT) (B/Caa1)
2,000,000	7.000	06/01/20	2,137,820
Hawaii Improvement District RB No. 17 Special Assessment Kaloko Subdivision Series 2001
2,540,000	7.375	08/01/11	2,584,425

			25,569,634

Idaho — 0.1%
Madison County Hospital Revenue COPS Series 2006 (BBB−)
1,300,000	5.250	09/01/20	1,382,277
1,000,000	5.250	09/01/26	1,058,470
3,335,000	5.250	09/01/37	3,503,418

			5,944,165

Illinois — 1.6%
Chicago Illinois Special Assessment for Lake Shore East Series 2003
4,000,000	6.750	12/01/32	4,319,160
Chicago Illinois Tax Increment for Central Loop Redevelopment Series 2000 A
6,550,000	6.500	12/01/07	6,669,996
Chicago Illinois Tax Increment for Central Loop Redevelopment Series 2000 A (ACA) (A)
2,000,000	6.500	12/01/08	2,079,740
Chicago Single Family Mortgage RB for Collateral Series 2001 A (FHLMC/FNMA/GNMA) (AMT) (AAA/Aaa)
2,035,000	6.250	10/01/32	2,042,733
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006
250,000	5.400	03/01/16	257,935
1,450,000	5.625	03/01/36	1,510,682
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (BB+/Baa3) (c)
6,050,000	5.500	02/28/14	6,133,127

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Aaa) (a)
$8,000,000	6.250%	05/01/12	$8,947,840
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Baa3) (a)
7,840,000	6.250	05/01/07	7,886,570
Illinois Finance Authority RB for Friendship Village Schaumburg Series 2005 A (BB+)
2,500,000	5.000	02/15/15	2,513,950
6,000,000	5.375	02/15/25	6,084,600
4,000,000	5.625	02/15/37	4,068,800
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006
22,740,000	6.750	10/01/46	22,713,849
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 (BBB−/Baa3)
5,600,000	5.125	01/01/25	5,678,624
Illinois Finance Authority Solid Waste Disposal RB for Waste Management Inc. Project Series 2005 A (AMT) (BBB)
4,600,000	5.050	08/01/29	4,709,112
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV-SR Series 2004 A (Baa2)
6,905,000	5.000	06/01/24	7,040,131
5,760,000	5.125	06/01/35	5,860,339
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV-Subseries 2004 B (Baa3)
2,075,000	5.000	06/01/24	2,102,722
4,000,000	5.375	06/01/35	4,068,440
Illinois Health Facilities Authority RB for Loyola University Health Systems Series 2001 A (Baa2) (a)
2,000,000	6.000	07/01/11	2,169,260
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004
1,805,000	6.250	03/01/34	1,902,849
Ottawa Illinois Health Care Facilities RB for Ottawa Community Hospital Series 2004 (Radian) (AA)
1,900,000	5.125	08/15/19	1,984,949
1,100,000	5.000	08/15/21	1,133,363
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006
4,750,000	6.000	03/01/36	4,834,170
Volo Village Special Service Area No. 4 Special Tax for Symphony Meadows Project Series 2006-2
4,420,000	5.000	03/01/16	4,439,360
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006
4,200,000	5.750	03/01/36	4,213,230

			125,365,531

Indiana — 1.7%
Delaware County Hospital Authority RB for Cardinal Health Systems Obligation Group Series 2006 (Baa2)
5,000,000	5.125	08/01/29	5,141,850
8,760,000	5.250	08/01/36	9,084,646
Indiana Health & Educational Facilities Finance Authority Hospital RB for Clarian Health Obligations Series 2006 A (A+/A2)
10,000,000	5.000	02/15/36	10,307,600
42,120,000	5.000	02/15/39	43,352,852
Indiana Health & Educational Facilities Finance Authority Hospital RB for Schneck Memorial Hospital Project Series 2006 A (A−)
1,000,000	5.250	02/15/30	1,054,370
2,550,000	5.250	02/15/36	2,690,582
Indiana Health & Educational Facilities Financing Authority RB for Ascension Health Senior Credit Series 2006 B-4 (AA/Aa2)
47,000,000	5.000	11/15/39	48,575,910
Indiana Health Facility Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB−)
1,500,000	6.375	08/01/31	1,598,370

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Indiana — (continued)
Indianapolis Airport Authority RB for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
$7,360,000	5.100%	01/15/17	$7,722,774
Indianapolis Airport Authority RB for Special Facilities United Air Lines Project Series 1995 A (AMT) (b)
10,000,000	6.500	11/15/31	1,300,000
Jasper County Industrial Economic Development RB for Georgia Pacific Corp. Project Series 2000 (AMT) (B2)
2,500,000	6.700	04/01/29	2,609,600

			133,438,554

Iowa — 0.3%
Coralville COPS Series 2006 D (A2)
2,250,000	5.250	06/01/26	2,363,197
Carroll County Iowa Hospital Revenue RB for St. Anthony Regional Hospital Project Series 2006 A (Baa3)
1,200,000	5.000	11/01/31	1,209,732
Iowa Finance Authority Health Facilities RB Refunding for Development of Care Initiatives Project Series 2006 A (BBB−)
4,250,000	5.500	07/01/25	4,403,510
Tobacco Settlement Authority of Iowa RB for Asset Backed Bonds Series 2005 C (BBB/Baa3)
6,500,000	5.500	06/01/42	6,786,910
9,530,000	5.625	06/01/46	10,004,880

			24,768,229

Kansas — 0.7%
Lawrence Hospital RB for Lawrence Memorial Hospital Series 2006 (A3)
1,500,000	5.125	07/01/36	1,560,675
Olathe Senior Living Facilities RB Refunding for Aberdeen Village Inc. Series 2005 A
4,250,000	5.600	05/15/28	4,297,685
Overland Park Transportation Development District Special Assessment for Grass Creek Project Series 2006
735,000	4.850	09/01/16	735,933
1,565,000	5.125	09/01/28	1,573,889
Salina Hospital RB Refunding & Improvement for Salina Regional Health Series 2006 (A1)
1,000,000	4.500	10/01/26	993,590
1,000,000	4.625	10/01/31	1,003,280
825,000	5.000	10/01/36	850,006
University of Kansas Hospital Authority RB Refunding & Improvement for University of KU Health System Series 2006 (A)
10,000,000	5.000	09/01/36	10,330,000
Wyandotte County/Kansas City University Government Special Obligation RB Refunding for Sales Tax 2nd Lien Area B Series 2005 (BBB−)
8,060,000	4.750	12/01/16	8,317,759
20,600,000	5.000	12/01/20	21,298,340

			50,961,157

Kentucky — 0.5%
Kentucky Economic Development Finance Authority RB for Appalachian Regional Health Care Series 1997 (BB−)
500,000	5.700	10/01/10	507,875
Kentucky Economic Development Finance Authority RB for Norton Healthcare, Inc. Series 2000 B (MBIA) (AAA/Aaa) (d)
1,720,000	0.000	10/01/22	823,536
Kentucky Economic Development Finance Authority System RB Prerefunded for Norton Healthcare Series 2000 C (MBIA) (AAA/Aaa) (a)
2,250,000	6.000	10/01/13	2,556,067
Kentucky Economic Development Finance Authority System RB Unrefunded Balance for Norton Healthcare Series 2000 C (MBIA) (AAA/Aaa)
4,500,000	6.000	10/01/18	5,095,125
Louisville & Jefferson County Metropolitan Government Health Systems RB for Norton Healthcare, Inc. Series 2006 (A−)
28,510,000	5.000	10/01/30	29,367,011

			38,349,614

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Louisiana — 1.1%
De Soto Parish Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
$6,260,000	5.000%	11/01/18	$6,355,841
Hodge Utility RB Series 2003 (AMT) (CCC+)
6,750,000	7.450	03/01/24	8,428,793
Louisiana State Gas & Fuels Tax Revenue RB Series 2006 A (FSA) (AAA/Aaa)
23,500,000	4.750	05/01/39	23,903,025
Tobacco Settlement Financing Corp. RB Series 2001 B(BBB/Baa3)
17,225,000	5.500	05/15/30	18,173,408
28,575,000	5.875	05/15/39	30,644,401

			87,505,468

Maine — 0.1%
Jay Maine Solid Waste Disposal Revenue RB for International Paper Co. Project Series 1999 B (BBB/Baa3)
6,000,000	6.200	09/01/19	6,391,200

Maryland — 1.9%
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB/Ba1)
600,000	5.000	09/01/16	611,760
15,155,000	5.875	09/01/39	16,063,391
Baltimore Maryland Special Obligation RB for Clipper Mill Project Series 2004
4,627,000	6.250	09/01/33	4,893,839
Baltimore Maryland Special Obligation RB for Harborview Lot No. 2 Series 2003
3,000,000	6.500	07/01/31	3,210,540
Baltimore Maryland Special Obligation RB for Strathdale Manor Project Series 2003
3,750,000	7.000	07/01/33	4,073,438
Maryland State Department of Transportation RB (AAA/Aa2) (e)
23,300,000	5.000	05/01/14	25,023,268
Maryland State Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project Series 2006 (AMT) (BBB) (e)
2,000,000	4.600	04/01/16	2,008,800
Maryland State Health & Higher Educational Facilities Authority RB for Carroll Hospital Center Series 2006 (BBB+/Baa1)
1,000,000	4.500	07/01/26	980,920
1,500,000	5.000	07/01/36	1,538,415
4,000,000	5.000	07/01/40	4,087,160
Maryland State Health & Higher Educational Facilities Authority RB for Edenwald Series 2006 A
1,000,000	5.400	01/01/31	1,037,060
1,100,000	5.400	01/01/37	1,139,094
Maryland State Health & Higher Educational Facilities Authority RB for King Farm Presbyterian Community Series 2007 A
1,000,000	5.300	01/01/37	1,009,750
Maryland State Health & Higher Educational Facilities Authority RB for Medstar Health Series 2004 (BBB+/A3)
1,000,000	5.750	08/15/16	1,089,710
4,500,000	5.375	08/15/24	4,772,610
10,750,000	5.500	08/15/33	11,345,550
Maryland State Health & Higher Educational Facilities Authority RB for Medstar Health Series 2007 (BBB+/A3)
50,000,000	5.250	05/15/46	52,351,500
Prince Georges County Special Obligation for National Harbor Project Series 2004 RMKT 9/21/05
1,890,000	4.700	07/01/15	1,927,346
4,750,000	5.200	07/01/34	4,844,952
Prince Georges County Special Tax District for Victoria Falls Project Series 2005
1,500,000	5.250	07/01/35	1,516,110
Westminster Maryland Economic Development RB for Carroll Lutheran Village Series 2004 A
4,000,000	6.250	05/01/34	4,193,520

			147,718,733

Massachusetts — 0.7%
Massachusetts Development Finance Agency RB for Eastern Nazarene College Series 1999 (BB+)
2,235,000	5.625	04/01/19	2,289,511
2,000,000	5.625	04/01/29	2,041,980

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Massachusetts — (continued)
Massachusetts GO Bonds Series C (FSA) (AAA/Aaa) (e)
$10,000,000	5.375%	12/01/14	$10,597,550
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 A
2,800,000	9.000	12/15/15	3,437,840
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 B
2,000,000	9.200	12/15/31	2,453,840
Massachusetts Health and Educational Facilities Authority RB for Saint Memorial Medical Center Series 1993 A (Ba1)
5,400,000	6.000	10/01/23	5,411,448
Massachusetts State Development Finance Agency RB for Hampshire College Series 2004 (BBB/Baa2)
1,000,000	5.625	10/01/24	1,062,790
1,000,000	5.700	10/01/34	1,060,970
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BBB-)
7,530,000	5.500	07/01/40	7,797,993
Massachusetts State Health and Educational Facilities Authority RB for UMass Memorial Issue Series 2005 D (BBB/Baa2)
13,700,000	5.000	07/01/33	13,849,330

			50,003,252

Michigan — 1.0%
Flint Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 A (Ba1)
1,460,000	5.375	07/01/20	1,464,190
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Refunding Series 2003 (Ba1)
3,205,000	5.500	07/01/08	3,217,211
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Series 1998 B (Ba1)
2,250,000	5.375	07/01/28	2,223,090
Michigan State Hospital Finance Authority RB for Chelsea Community Hospital Obligation Series 2005 (BBB)
415,000	5.000	05/15/25	422,287
400,000	5.000	05/15/30	405,928
1,000,000	5.000	05/15/37	1,013,460
Michigan State Hospital Finance Authority RB for Marquette General Hospital Obligation Group Series 2005 A (Baa1)
1,530,000	5.000	05/15/26	1,556,867
2,000,000	5.000	05/15/34	2,029,640
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health Systems Series 2006 A (A/A1)
9,375,000	5.000	11/15/38	9,689,344
Michigan State Strategic Fund Solidwaste Disposal RB Refunding for Waste Management, Inc. Project Series 2002 (AMT) (BBB)
10,000,000	4.625	12/01/12	10,103,600
Midland County Economic Development RB for Obligation-Midland Series 2000 B (B/B3)
5,000,000	6.750	07/23/09	5,136,350
Midland County Economic Development RB for Sub-Ltd. Obligation Series 2000 A (AMT) (B/B3)
26,150,000	6.875	07/23/09	26,863,110
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (BBB-/Baa3)
1,750,000	5.375	06/01/26	1,828,453
3,500,000	5.500	06/01/35	3,659,985
Wayne Charter County Special Airport Facilities RB for Northwest Airlines, Inc. Series 1995 (b)
3,250,000	6.750	12/01/15	2,868,223
Wayne Charter County Special Airport Facilities RB for Northwest Airlines, Inc. Series 1999 (AMT) (b)
8,235,000	6.000	12/01/29	7,246,059

			79,727,797

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Minnesota — 0.8%
Aitkin Health Care Facilities RB Refunding for Riverwood Health Care Center Series 2006
$700,000	5.500%	02/01/24	$718,739
1,380,000	5.600	02/01/32	1,415,783
Becker PCRB for Northern States Power Series 2000 A (A-/A2)
10,000,000	8.500	04/01/30	12,214,100
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB)
7,500,000	7.250	06/15/32	8,162,925
Inver Grove Heights Nursing Home RB Refunding for Presbyterian Homes Care Series 2006
525,000	5.500	10/01/33	531,174
1,000,000	5.500	10/01/41	1,008,620
Minneapolis Tax Increment RB for Grant Park Project Series 2006
795,000	5.000	02/01/16	801,368
420,000	5.200	02/01/22	422,176
St. Paul Housing and Redevelopment Authority Hospital RB for Healtheast Project Series 2005 (BB+/Baa3)
11,500,000	6.000	11/15/30	12,563,175
10,000,000	6.000	11/15/35	10,885,400
St. Paul Port Authority Lease RB for Healtheast Midway Campus Series 2003 A (BB)
2,700,000	5.750	05/01/25	2,813,940
1,400,000	5.875	05/01/30	1,454,474
St. Paul Port Authority Lease RB for Healtheast Midway Campus Series 2003 B
2,700,000	6.000	05/01/30	2,827,386
St. Paul Port Authority Lease RB for Regions Hospital Package Ramp Project Series 2007-1
475,000	5.000	08/01/21	481,018
1,375,000	5.000	08/01/36	1,377,750

			57,678,028

Mississippi — 1.4%
Adams County Environmental Improvement RB for International Paper Co. Project Series 1999 A (AMT) (BBB/Baa3)
1,000,000	6.250	09/01/23	1,059,860
Mississippi Business Finance Corp. PCRB for Systems Energy Resources, Inc. Project Series 1998 (BBB-/Ba1)
7,400,000	5.875	04/01/22	7,454,242
Mississippi Business Finance Corp. RB for Northrop Grumman Ship System Series 2006 (BBB+/Baa2)
83,100,000	4.550	12/01/28	81,994,770
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB+)
3,000,000	5.250	12/01/21	3,169,530
1,825,000	5.250	12/01/26	1,919,261
Warren County RB Gulf Opportunity Zone for International Paper Co. Series 2006 A (BBB/Baa3)
11,250,000	4.800	08/01/30	11,286,000

			106,883,663

Missouri — 0.4%
Grindstone Plaza Transportation Development District Sales Tax RB Series 2006 A
260,000	5.250	10/01/21	259,067
385,000	5.400	10/01/26	385,732
355,000	5.500	10/01/31	357,261
500,000	5.550	10/01/36	503,175
Jennings Missouri Tax Increment RB Refunding for Northland Redevelopment Area Project Series 2006
1,500,000	5.000	11/01/23	1,482,705
Kansas City IDA Health Facilities RB for First Mortgage Bishop Spencer Series 2004 A
2,150,000	5.500	01/01/09	2,154,666
1,000,000	6.250	01/01/24	1,035,270
2,500,000	6.500	01/01/35	2,614,600
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (Baa3)
1,285,000	6.250	01/01/30	1,363,796

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Missouri — (continued)
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (BBB+/Baa1)
$3,230,000	4.750%	06/01/25	$3,256,324
15,960,000	5.000	06/01/35	16,241,534
Osage Beach Missouri Tax Increment for Prewitts PT Project Series 2006
1,500,000	5.000	05/01/23	1,481,340
Strother Interchange Transportation Development District Lees Summit RB Series 2006
675,000	5.000	05/01/24	683,748

			31,819,218

Montana — 0.1%
Forsyth Montana PCRB Refunding Portland General Series 1998-A RMKT 5/1/03 (BBB+/Baa1) (c)
10,500,000	5.200	05/01/09	10,701,390

Nevada — 1.5%
Clark County Improvement District No. 142-Local Improvement Special Assessment Series 2003
1,460,000	5.800	08/01/15	1,509,319
4,995,000	6.100	08/01/18	5,168,427
3,990,000	6.375	08/01/23	4,130,807
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 A (AMT) (B)
10,380,000	5.600	10/01/30	10,402,213
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 B (AMT) (B)
13,665,000	5.900	10/01/30	13,681,261
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 C (B)
710,000	5.500	10/01/30	711,676
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa3) (e)
4,835,000	5.450	03/01/13	5,022,743
Clark County School District GO Bonds Series D (MBIA) (AAA/Aaa) (e)
17,900,000	5.500	06/15/12	19,326,451
Director of the State of Nevada Department of Business & Industry RB for Las Vegas Monorail Project Series 2000 2nd Tier
3,000,000	7.250	01/01/23	3,171,150
1,000,000	7.375	01/01/30	1,060,080
10,000,000	7.375	01/01/40	10,600,800
Henderson Local Improvement Districts No. T-14 Special Assessment Series 2003
1,705,000	5.550	03/01/17	1,756,781
Henderson Local Improvement Districts No. T-16 Special Assessment Series 2005
620,000	4.500	03/01/08	622,561
1,060,000	4.900	03/01/17	1,064,017
1,555,000	5.000	03/01/20	1,561,220
820,000	5.100	03/01/22	824,592
3,600,000	5.125	03/01/25	3,606,912
Henderson Local Improvement Districts No. T-17 Special Assessment Series 2005
1,400,000	5.000	09/01/25	1,415,232
Las Vegas Local Improvement Bonds Special Assessment District No. 808 Summerline Area Series 2001
1,120,000	5.700	06/01/08	1,144,214
1,955,000	6.750	06/01/21	2,025,145
Las Vegas Local Improvement Bonds Special Assessment for Special Improvement District No. 607 Series 2004
1,335,000	5.900	06/01/17	1,376,679
1,375,000	5.900	06/01/18	1,417,790
500,000	6.000	06/01/19	515,650
5,000,000	6.250	06/01/24	5,155,650
Washoe County Water Facilities RB for Sierra Pacific Power Co. Series 2001 (AMT) (BB+/Ba1) (c)
15,500,000	5.000	07/01/09	15,634,075

			112,905,445

New Hampshire — 0.2%
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (Baa3)
1,050,000	5.250	06/01/26	1,094,520
1,100,000	5.250	06/01/36	1,137,378

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Hampshire — (continued)
New Hampshire Health & Educational Facilities Authority RB for Speare Memorial Hospital Series 2004 (BBB-)
$1,000,000	5.500%	07/01/25	$1,035,590
1,400,000	5.875	07/01/34	1,475,236
New Hampshire Health and Education Facilities Authority RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
1,400,000	5.000	07/01/32	1,443,386
1,610,000	5.000	07/01/36	1,654,935
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (BBB)
3,750,000	5.200	05/01/27	3,872,250

			11,713,295

New Jersey — 3.6%
New Jersey Economic Development Authority RB for First Mortgage Lions Gate Project Series 2005 A
825,000	5.000	01/01/15	827,714
710,000	5.750	01/01/25	735,099
1,230,000	5.875	01/01/37	1,271,808
New Jersey Economic Development Authority RB for First Mortgage of The Presbyterian Home Series 2001 A
1,500,000	6.250	11/01/20	1,575,675
New Jersey Economic Development Authority Retirement RB for Seabrook Village, Inc. Series 2000 A (a)
2,500,000	8.000	11/15/10	2,878,200
New Jersey Economic Development Authority Retirement RB Refunding for Seabrook Village, Inc. Series 2006
1,000,000	5.250	11/15/26	1,017,420
1,750,000	5.250	11/15/36	1,768,323
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (CCC+/Caa1)
7,480,000	5.500	04/01/28	7,396,074
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (B/Caa1)
7,000,000	6.625	09/15/12	7,621,880
24,520,000	6.250	09/15/19	25,573,379
4,060,000	6.400	09/15/23	4,250,211
35,135,000	6.250	09/15/29	36,654,237
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (Baa3)
1,825,000	5.500	07/01/30	1,924,663
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
820,000	6.500	07/01/21	894,021
500,000	6.625	07/01/31	542,845
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (Baa1) (a)
2,000,000	6.000	07/01/12	2,205,920
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2006 (Baa1)
2,800,000	5.000	07/01/36	2,899,764
9,375,000	5.000	07/01/46	9,643,875
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB/Baa1)
1,500,000	6.875	07/01/30	1,635,960
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson Series 2004 C (BBB-)
1,000,000	5.500	07/01/23	1,068,290
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (AAA/Aaa) (a)
21,055,000	6.000	06/01/12	23,192,083
Tobacco Settlement Financing Corp. RB Series 2003 (AAA/Aaa) (a)
32,345,000	6.250	06/01/13	36,565,376
7,630,000	6.750	06/01/13	8,837,524
5,130,000	7.000	06/01/13	6,013,078

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Jersey — (continued)
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/Baa3)
$18,720,000	4.500%	06/01/23	$18,334,742
20,125,000	4.625	06/01/26	19,363,671
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-B (BBB) (d)
187,200,000	0.000	06/01/41	27,471,600
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-C (BBB-) (d)
164,600,000	0.000	06/01/41	22,976,514

			275,139,946

New Mexico — 0.5%
Farmington PCRB for Public Service Co. San Juan Series 1996 B (BBB/Baa2)
2,500,000	6.300	12/01/16	2,551,350
Farmington PCRB for San Juan Project Series 2003 A (BBB/Baa2)
31,000,000	4.875	04/01/33	31,432,140
Farmington PCRB for Tucson Electric Power Co. San Juan Series 1997 A (B+/Baa3)
3,000,000	6.950	10/01/20	3,108,960
Mariposa East Public Improvement District GO Series 2006
500,000	5.500	09/01/16	513,810
1,000,000	6.000	09/01/32	1,038,050

			38,644,310

New York — 4.7%
Long Island Power Authority Electric Systems RB General Series 2006 C (A-/A3)
18,760,000	5.000	09/01/35	19,690,871
Metropolitan Transportation Authority RB Series A (AMBAC) (AAA/Aaa) (e)
10,000,000	5.500	11/15/15	10,884,600
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital of Rochester Series 2005 (BBB+/Baa1)
1,000,000	5.000	08/01/22	1,031,390
Nassau County Industrial Development Agency Civic Facility RB for North Shore Health System Project Series 2001 A (A3)
400,000	6.250	11/01/21	427,956
Nassau County Industrial Development Agency Civic Facility RB for North Shore Health System Project Series 2001 B (A3)
855,000	5.875	11/01/11	888,165
Nassau County Industrial Development Agency Civic Facility RB for North Shore Health System Project Series 2001 C (A3)
505,000	5.625	11/01/10	516,019
Nassau County Industrial Development Agency Civic Facility RB for North Shore Health System Project Series 2001 D (A3)
600,000	5.625	11/01/09	621,858
New York City GO Bonds Series 2003 D (AA-/A1)
6,000,000	5.250	10/15/18	6,414,480
New York City GO Bonds Series 2005 M (AA-/A1)
7,980,000	5.000	04/01/25	8,360,407
New York City GO Bonds Series 2006 A (AA-/A1)
26,160,000	5.000	08/01/21	27,720,706
New York City Industrial Development Agency Civic Facility RB for Polytechnic University Project Series 2000 (BB+/Ba3)
150,000	5.200	11/01/07	150,908
2,000,000	6.000	11/01/20	2,082,500
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Project Series 2000 C (B2)
1,480,000	6.450	07/01/32	1,554,977
New York City Industrial Development Agency Civic Facilities RB for Staten Island University Hospital Project Series 2002 B (B2)
1,005,000	6.375	07/01/31	1,045,924
New York City IDA RB for Queens Baseball Stadium-Pilot Series 2006 (AMBAC) (AAA/Aaa)
11,285,000	5.000	01/01/36	11,907,029
New York City Industrial Development Agency Special Facilities RB for Continental Airlines Inc. Series 2003 (AMT) (CCC+)
1,220,000	7.250	11/01/08	1,241,057
4,055,000	8.000	11/01/12	4,392,700
New York City Industrial Development Agency Special Facilities RB for American Airlines, Inc. Project Series 1990 (AMT) (CCC+/Caa2)
14,010,000	5.400	07/01/20	13,934,486

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
New York City IDA Special Facilities RB for American Airlines, Inc. Project Series 1994 (AMT) (CCC+/Caa2)
$4,000,000	6.900%	08/01/24	$4,039,600
New York City Industrial RB for Liberty 7 World Trade Center Project Series 2005 A
5,000,000	6.250	03/01/15	5,315,050
New York City Industrial RB for Liberty 7 World Trade Center Project Series 2005 B
2,000,000	6.750	03/01/15	2,147,680
New York City Transitional Finance Authority RB Refunding Future Tax Secured Series A (AAA/Aa1) (e)
16,000,000	5.500	11/01/11	17,096,800
New York Convention Center Operating Corp. COPS for Yale Building Acquisition Project Series 2003 (a)
4,000,000	5.250	06/01/07	4,060,120
New York State Dormitory Authority Non State Supported Debt RB for NYU Hospital Center Series 2006 A (BB/Ba2)
5,000,000	5.000	07/01/20	5,150,150
9,100,000	5.000	07/01/26	9,296,378
New York State Dormitory Authority RB for New York Methodist Hospital Series 2004 (A3)
1,000,000	5.250	07/01/24	1,060,320
New York State Dormitory Authority RB for NYU Hospital Center Series 2007 A (BB/Ba2)
14,935,000	5.000	07/01/22	15,399,180
15,580,000	5.000	07/01/26	15,992,714
18,700,000	5.000	07/01/36	19,069,699
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
6,620,000	5.000	05/01/18	6,863,484
New York State Dormitory Authority RB for St. Johns University Series 2007 A (MBIA) (AAA/Aaa)
10,000,000	5.250	07/01/32	10,983,600
19,060,000	5.250	07/01/37	20,883,851
New York State Dormitory Authority RB for St. Johns University Series 2007 C (MBIA) (AAA/Aaa)
12,510,000	5.250	07/01/30	14,413,897
New York State Dormitory Authority RB for New York Hospital Center Queens Series 2007 (FHA) (AA)
22,520,000	4.750	02/15/37	22,608,954
New York State Environmental Facilities Corp. RCRB for Water Finance Authority Project Series E (MBIA) (AAA/Aaa) (e)
21,850,000	6.000	06/15/11	23,819,805
New York State Urban Development Corp. RB for Correctional & Youth Facilities Service Series A (AA-/A+) (c) (e)
14,500,000	5.250	01/01/09	14,871,635
Niagara County Industrial Development Agency RB for Solid Waste Disposal Refunding Series 2001 A (AMT) (BB+/Baa2) (c)
5,000,000	5.450	11/15/26	5,260,600
Saratoga County Industrial Development Agency Civic Facility RB for Saratoga Hospital Project Series 2004 A (BBB+)
750,000	5.000	12/01/08	761,692
1,205,000	5.000	12/01/12	1,247,970
300,000	5.000	12/01/14	312,189
Suffolk County Industrial Development Agency Continuing Care Retirement RB Refunding for Jeffersons Ferry Project Series 2006 (BBB-)
2,000,000	5.000	11/01/28	2,031,920
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series A/1 (AA-/A1)
15,910,000	5.500	06/01/18	17,074,453
Westchester County Healthcare Corp. RB for Senior Lien Series 2000 A (BB/Ba2)
4,000,000	5.875	11/01/25	4,159,120

			356,786,894

North Carolina — 1.1%
Charlotte Special Facilities RB for Charlotte/Douglas International US Airways Airport Series 1998 (AMT)
6,760,000	5.600	07/01/27	6,895,808

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
North Carolina — (continued)
Charlotte Special Facilities RB for Douglas International Airport US Airways Series 2000 (AMT)
$3,000,000	7.750%	02/01/28	$3,260,970
Gaston County Industrial Facilities & Pollution Control Financing Authority RB for National Gypsum Co. Project Series 2005 (AMT)
20,500,000	5.750	08/01/35	21,698,020
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/Baa2)
3,400,000	5.125	01/01/23	3,528,622
North Carolina Eastern Municipal Power Agency RB Refunding Series 2003 C (BBB/Baa2)
6,495,000	5.375	01/01/16	6,900,678
4,850,000	5.375	01/01/17	5,147,741
North Carolina Medical Care Commission Health Care Facilities RB Refunding for First Mortgage Salemtowne Series 2006
1,850,000	5.000	10/01/23	1,855,106
1,100,000	5.100	10/01/30	1,103,003
North Carolina Medical Care Community Health Care Facilities RB 1st Mortgage for Presbyterian Homes Series 2006
1,650,000	5.600	10/01/36	1,713,146
North Carolina Medical Care Community Hospital RB for Maria Parham Medical Center Series 2003 (Radian) (AA)
2,505,000	5.500	10/01/13	2,672,760
North Carolina Medical Care Community Retirement Facilities RB 1st Mortgage for Givens Estates Project Series 2003 A
3,000,000	6.500	07/01/32	3,210,540
North Carolina Medical Care Community Retirement Facilities RB Refunding 1st Mortgage for United Church Project Series 2005 A
2,750,000	5.250	09/01/21	2,862,530
North Carolina Medical Care Community Retirement Facilities RB Refunding 1st Mortgage for United Church Project Series 2005 B (c)
1,500,000	4.300	09/01/08	1,498,155
North Carolina Medical Care Community Retirement Facilities RB Refunding 1st Mortgage for United Methodist Church Series 2005 C
1,000,000	5.250	10/01/24	1,022,590
1,600,000	5.500	10/01/32	1,650,976
North Carolina Medical Care Community Retirement Facilities RB for Novant Health Obligation Group Series 2006 A (AA-/Aa3)
5,000,000	5.000	11/01/39	5,215,100
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (MBIA) (AAA/Aaa)
1,000,000	5.500	01/01/14	1,094,740
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1999 B (BBB+/A3)
1,750,000	6.375	01/01/13	1,879,955
5,000,000	6.500	01/01/10	5,394,000
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/A3)
2,550,000	5.500	01/01/13	2,718,937

			81,323,377

North Dakota — 0.0%
Ward County Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+)
2,100,000	5.125	07/01/25	2,176,818
1,500,000	5.125	07/01/29	1,549,095

			3,725,913

Ohio — 2.2%
Cleveland Airport Special RB for Continental Airlines Inc. Series 1998 (AMT) (B-/Caa1)
28,025,000	5.375	09/15/27	28,339,160
Cleveland Airport Special RB for Continental Airlines Inc. Series 1999 (AMT) (B-/Caa1)
2,725,000	5.500	12/01/08	2,748,462
20,550,000	5.700	12/01/19	21,188,900
Cleveland-Cuyahoga County Port Authority Special Assessment for Perrysburg Project Series 2006
1,020,000	4.800	11/15/35	987,462
Coshocton County Environmental RB Refunding for Smurfit Stone Container Series 2005 (CCC+)
3,000,000	5.125	08/01/13	3,006,450

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Ohio — (continued)
Cuyahoga County Port Authority RB for Columbia National Series 2005 D (AMT) (BBB+)
$800,000	5.000%	05/15/20	$808,440
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB)
15,540,000	5.000	01/01/27	15,843,496
5,000,000	5.000	01/01/37	5,081,800
Jeffrey Place New Community Authority RB for Jeffrey Place Redevelopment Series 2007 A
1,000,000	5.000	12/01/22	995,260
1,000,000	5.000	12/01/32	974,740
Ohio State Higher Educational Facility Commission RB for University Hospitals Health Systems Inc. Series 2007 A (A/A3)
75,000,000	4.750	01/15/46	73,690,500
Ohio State Water Development Authority RB Refunding for Dayton Power & Light Co. Series 2005 A (FGIC) (AAA/Aaa)
9,045,000	4.800	01/01/34	9,239,196
Pinnacle Community Infrastructure Financing Authority RB for Ohio Facilities Series 2004 A
2,500,000	6.250	12/01/36	2,642,900
Toledo-Lucas County Port Authority RB for Northwest Ohio Preston Series 2006 B
1,040,000	4.800	11/15/35	1,006,824

			166,553,590

Oklahoma — 1.3%
Norman Oklahoma Regional Hospital Authority RB Series 2005 (BBB-)
3,250,000	5.375	09/01/36	3,363,620
Tulsa Municipal Airport Trust RB for American Airlines Series 2000 B (AMT) (B/Caa2) (c)
26,100,000	6.000	12/01/08	26,697,690
Tulsa Municipal Airport Trust RB for American Airlines Series 2001 B (AMT) (B/Caa2) (c)
27,675,000	5.650	12/01/08	28,203,869
Tulsa Municipal Airport Trust RB VRDN Refunding Series 2000 A RMKT 12/1/04 (AMT) (B/Caa2) (c)
28,805,000	7.750	06/01/35	34,362,925
Weatherford Hospital Authority RB Series 2006
2,200,000	6.000	05/01/25	2,285,338
1,365,000	6.000	05/01/31	1,397,173

			96,310,615

Oregon — 0.3%
Gilliam County Solid Waste Disposal RB for Waste Management Project Series 2002 (AMT) (BBB)
18,000,000	5.250	07/01/29	18,976,320
Oregon State Economic Development RB for Georgia Pacific Corp. Series 1995 CLVII (AMT) (B/B2)
195,000	6.350	08/01/25	196,554
Portland Oregon Multi-Family Housing RB for Pacific Tower Series 2001 C (AMT)
2,590,000	7.000	12/01/34	2,616,340

			21,789,214

Pennsylvania — 4.0%
Allegheny County Airport RB for Pittsburgh International Airport Series 1997 A-1 (MBIA) (AMT) (AAA/Aaa)
2,000,000	5.750	01/01/09	2,068,360
Allegheny County Hospital Development Authority RB for Health Systems Series 2000 B (B+/Ba3)
200,000	9.250	11/15/15	237,140
16,460,000	9.250	11/15/22	19,516,622
14,540,000	9.250	11/15/30	17,240,078
Allegheny County Hospital Development Authority RB for Ohio Valley General Hospital Project Series 2005 A (Baa2)
2,300,000	5.000	04/01/25	2,329,049
4,130,000	5.125	04/01/35	4,219,456
Allegheny County IDA RB Refunding for Environmental Improvement Series 2005 (BB/Ba1)
12,570,000	5.500	11/01/16	13,245,763

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Allegheny County Redevelopment Authority for Pittsburgh Mills Project Series 2004
$3,030,000	5.100%	07/01/14	$3,116,688
2,000,000	5.600	07/01/23	2,108,660
Allentown Area Hospital Authority RB for Sacred Heart Hospital Series 2005 (BB+/B1)
7,265,000	6.000	11/15/16	7,285,705
Bucks County IDA Retirement Community RB for Ann’s Choice, Inc. Facilities Series 2005 A
3,000,000	6.250	01/01/35	3,167,790
Chester County Health & Education RB for Jenners Pond, Inc. Project Series 2002 (a)
3,000,000	7.625	07/01/12	3,593,340
Chester Economic Development Authority RB GTD Series 2004
8,640,000	7.000	03/01/19	9,523,094
Cumberland County Municipal Authority Retirement Community RB Unrefunded Balance Wesley Series 2002 A (a)
1,390,000	7.250	01/01/13	1,644,509
Delaware County IDA RB Refunding for Residential Recovery Facilities Series 1997 A (BB+/Ba1)
32,100,000	6.100	07/01/13	33,273,576
Fulton County IDA RB for Medical Center Project Series 2006
1,500,000	5.875	07/01/31	1,543,710
2,000,000	5.900	07/01/40	2,054,500
Harrisburg Pennsylvania Authority RB for Harrisburg University of Science Series 2007 A
2,000,000	5.400	09/01/16	2,023,280
Harrisburg Pennsylvania Authority RB for Harrisburg University of Science Series 2007 B
3,000,000	6.000	09/01/36	3,044,490
Lehigh County General Purpose Authority RB for Saint Lukes Bethlehem Hospital Series 2003 (BBB/Baa1)
11,500,000	5.375	08/15/33	12,030,495
Montgomery County Higher Education & Health Authority RB for Catholic Health Systems East Series 2004 C (A/A1)
1,550,000	5.375	11/15/34	1,652,734
Montgomery County IDA RB for Whitemarsh Continuing Care Series 2005
1,720,000	5.125	02/01/12	1,725,831
1,775,000	5.300	02/01/13	1,795,981
2,000,000	6.125	02/01/28	2,114,680
5,805,000	6.250	02/01/35	6,130,370
New Morgan IDA Solid Waste Disposal RB for New Morgan Landfill Co., Inc. Project Series 1994 (AMT) (BB-/B3)
8,115,000	6.500	04/01/19	8,127,497
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
11,500,000	6.375	11/01/41	12,427,245
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2002 A (AMT) (B2)
26,550,000	6.750	12/01/36	29,217,479
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2002 B Converted 12/22/04 (AMT) (B2)
36,500,000	6.750	12/01/36	40,167,155
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2003 A (AMT) (B2)
2,000,000	6.750	12/01/36	2,200,940
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Seward Series 2001 A (AMT) (B2)
18,500,000	6.750	12/01/36	20,358,695
Pennsylvania State Public School Building Authority RB for Montgomery County Community College Project Series 2005 (AMBAC) (Aaa)
1,410,000	5.000	05/01/24	1,490,807
675,000	5.000	05/01/25	713,684

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Philadelphia Authority for Industrial Development RB for Please Touch Museum Project Series 2006 (BBB-)
$3,000,000	5.250%	09/01/26	$3,161,040
3,000,000	5.250	09/01/31	3,146,760
2,000,000	5.250	09/01/36	2,088,360
Philadelphia Gas Works RB Eighteenth Series 2004 (CIFG) (AAA/Aaa)
3,195,000	5.000	08/01/14	3,385,134
3,350,000	5.000	08/01/15	3,540,515
Scranton Lackawanna Health & Welfare Authority RB for Moses Taylor Hospital Project Series 1997 (B-)
500,000	6.150	07/01/14	511,905
4,825,000	6.200	07/01/17	4,936,892
6,840,000	6.250	07/01/20	6,990,754
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A/A1)
2,275,000	5.375	11/15/34	2,410,385
Washington County Redevelopment Authority Tax Allocation for Victory Centre Project Tanger Series 2006 A
1,500,000	5.450	07/01/35	1,521,795

			303,082,943

Puerto Rico — 3.8%
Children’s Trust Fund RB for Tobacco Settlement Series 2000(AAA) (a)
5,310,000	5.750	07/01/10	5,479,336
Puerto Rico Commonwealth GO Bonds Public Improvement Series 2006 A (BBB/Baa3)
1,755,000	5.250	07/01/26	1,888,415
23,260,000	5.250	07/01/30	24,935,185
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2006 B (BBB/Baa3)
31,530,000	5.000	07/01/35	32,874,124
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series C (MBIA) (AAA/Aaa) (c)
15,000,000	5.000	07/01/08	15,282,750
Puerto Rico Commonwealth GO for Public Improvement Series 2004 A (BBB/Baa3)
4,000,000	5.250	07/01/20	4,275,280
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
7,950,000	5.000	12/01/09	8,168,307
Puerto Rico Commonwealth Highway & Transportation Authority RB Transportation Series 2005 K (BBB+/Baa3) (a)
5,840,000	5.000	07/01/15	6,067,118
7,250,000	5.000	07/01/15	7,516,510
Puerto Rico Commonwealth Infrastructure Financing Authority RB Series 2005 B (BBB/Baa3)
9,820,000	5.000	07/01/41	10,180,983
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2006 B (BBB+/Baa3)
17,690,000	5.000	07/01/31	18,402,730
18,750,000	5.000	07/01/37	19,505,438
22,250,000	5.000	07/01/46	23,146,452
Puerto Rico Industrial Medical & Environmental PCRB Financing Authority Special Facilities for American Airlines Series 1985 A (CCC+/Caa2)
5,400,000	6.450	12/01/25	5,515,668
Puerto Rico Industrial Tourist Educational Medical &Environmental Control Facilities RB for Ana G Mendez University System Project Series 2006 (BBB-)
1,490,000	5.000	03/01/21	1,549,451
6,285,000	5.000	03/01/36	6,446,085
Puerto Rico Infrastructure Financing Authority RB for Capital Appreciation Series 2005 A (AMBAC) (AAA/Aaa) (d)
8,860,000	0.000	07/01/37	2,235,998
50,700,000	0.000	07/01/44	9,050,457
Puerto Rico Infrastructure Financing Authority RB for Capital Appreciation Series 2005 A (FGIC) (AAA/Aaa) (d)
7,000,000	0.000	07/01/42	1,374,940

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Public Buildings Authority RB Guaranteed Government Facilities Series 2004 I (BBB/Baa3)
$20,000,000	5.250%	07/01/33	$21,141,400
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB-/Ba1) (c)
19,000,000	5.750	02/01/12	20,401,440
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriation Series A (MBIA) (AAA/Aaa) (e)
9,675,000	5.000	08/01/16	10,385,048
University of Puerto Rico RB Refunding Series 2006 P (BBB/Baa2)
9,280,000	5.000	06/01/30	9,715,882
University of Puerto Rico RB Series 2006 Q (BBB/Baa2)
16,225,000	5.000	06/01/30	16,987,088
6,955,000	5.000	06/01/36	7,254,621

			289,780,706

Rhode Island — 0.6%
Rhode Island Health & Educational Building Corp. Higher Education Facilities RB for Roger Williams University Series 2006 B (Radian) (AA)
5,460,000	5.000	11/15/36	5,678,072
Rhode Island Industrial Facilities Corp. Solid Waste Disposal RB for Waste Management, Inc. Series 2004 A (AMT) (BBB) (c)
3,000,000	4.625	04/01/16	3,007,620
Tobacco Settlement Financing Corp. RB for Rhode Island Asset Backed Bonds Series 2002 A (BBB/Baa3)
6,195,000	6.000	06/01/23	6,562,116
7,500,000	6.125	06/01/32	8,006,325
20,340,000	6.250	06/01/42	21,693,424

			44,947,557

South Carolina — 1.3%
Connector 2000 Association, Inc. Toll Road RB for Capital Appreciation Series 1998 B (B-) (d)
15,000,000	0.000	01/01/33	1,840,200
Greenville County Airport RB for Donaldson Industrial Air Park Project Series 2001 (AMT) (Baa3)
4,040,000	6.125	10/01/17	4,267,694
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 A
4,582,000	6.875	11/01/35	4,638,405
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 B
3,414,000	6.125	11/01/14	3,437,488
Lancaster County Special Assessment Revenue for Edenmoor Improvement District Series 2006 A
5,000,000	5.750	12/01/37	5,103,800
South Carolina Jobs Economic Development Authority RB for Palmetto Health Alliance Series 2000 A (BBB+/Baa1)
10,000,000	6.250	08/01/31	10,881,500
South Carolina Tobacco Settlement Revenue Management Authority RB Series 2001 B (BBB/Baa3)
19,510,000	6.000	05/15/22	20,655,432
35,695,000	6.375	05/15/28	38,304,305
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B/B3)
11,430,000	5.700	01/01/24	11,446,345

			100,575,169

Tennessee — 0.9%
Chattanooga Health Educational & Housing Facilities Board RB for CDFI Phase I LLC Project Series 2005 A (BBB-)
5,000,000	5.000	10/01/25	5,036,150
13,500,000	5.125	10/01/35	13,671,855
Elizabethton Health and Educational Facilities Board Hospital RB for First Mortgage Series B (BBB/Baa3) (e)
12,000,000	8.000	07/01/33	14,036,880
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa2)
9,225,000	5.500	07/01/36	9,845,473

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Johnson City Health and Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A
$1,000,000	6.250%	02/15/32	$1,039,110
Shelby County Health Educational & Housing Facilities Board Hospital RB for Methodist Healthcare Prerefunded Series 2002 (AAA) (a)
1,565,000	6.000	09/01/12	1,734,724
935,000	6.000	09/01/12	1,036,401
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A
2,000,000	5.625	09/01/26	2,037,200
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA) (c) (f)
9,190,000	6.6083	10/01/08	9,806,833
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA) (f)
1,310,000	6.6083	09/01/08	1,393,735
Sullivan County Health Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+)
9,875,000	5.250	09/01/36	10,312,660

			69,951,021

Texas — 8.7%
Alliance Airport Authority, Inc. Special Facilities RB for American Airlines, Inc. Project Series 1991 (AMT) (CCC+/Caa2)
15,845,000	7.000	12/01/11	16,695,560
Alliance Airport Authority Special Facilities RB for Fedex Corp. Project Series 2006 (AMT) (BBB/Baa2)
70,245,000	4.850	04/01/21	71,017,695
Austin Texas Convention Enterprises, Inc. RB Refunding for Second Tier Series 2006 B (BB/Ba2)
15,000,000	5.750	01/01/34	15,954,150
Bexar County Health Facilities Development Corp. RB for Army Retirement Residence Project Series 2002 (BBB) (a)
1,200,000	6.125	07/01/12	1,338,684
1,000,000	6.300	07/01/12	1,124,030
Bexar County Health Facilities Development Corp. RB Refunding for Army Retirement Residence Series 2007 (BBB)
1,000,000	5.000	07/01/27	1,023,600
760,000	5.000	07/01/33	775,420
580,000	5.000	07/01/37	591,293
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 A (AMT) (BBB-/Baa2)
14,375,000	7.700	04/01/33	16,669,106
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (AMT) (BBB-/Baa2)
6,800,000	7.700	03/01/32	7,893,168
Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 C (AMT) (BBB-/Baa2) (c)
21,940,000	5.750	11/01/11	23,165,788
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2003 C (AMT) (BBB-)
9,275,000	6.750	10/01/38	10,344,315
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2003 D (BBB-) (c)
3,025,000	5.400	10/01/14	3,228,280
Brazos River Authority RB for Reliant Energy, Inc. Project Series 1999 A (BBB-/Ba1)
6,250,000	5.375	04/01/19	6,408,438
Brazos River Authority RB for Reliant Energy, Inc. Project Series 1999 B (BBB-)
10,000,000	7.750	12/01/18	10,645,600
Dallas County Flood Control District GO Bonds Series 2002 (g)
6,000,000	7.250	04/01/32	6,384,660
Dallas Fort Worth International Airport Facility Improvement Corp. RB for American Airlines, Inc. Series 1995 (CCC+/Caa2)
42,000,000	6.000	11/01/14	42,378,840
Dallas Fort Worth International Airport Facility Improvement Corp. RB for American Airlines, Inc. Series 1995 (AMT) (CCC+/Caa2)
43,395,000	6.375	05/01/35	44,919,032

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Dallas Fort Worth International Airport Facility Improvement Corp. RB Refunding for American Airlines, Inc. Series 2000 C (AMT) (CCC+/Caa2) (c)
$51,885,000	6.150%	11/01/07	$52,496,205
Dallas Fort Worth International Airport RB Series 2003 A (AMBAC) (AMT) (AAA/Aaa)
1,725,000	5.000	11/01/32	1,772,524
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Refunding RMKT Series 2000 Subseries A-1 (AMT) (CCC+/Caa2) (c)
5,620,000	8.500	05/01/08	5,882,454
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Refunding RMKT Series 2000 Subseries A-2 (AMT) (CCC+/Caa2) (c)
5,020,000	9.000	05/01/15	6,143,275
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Refunding RMKT Series 2000 Subseries A-3 (AMT) (CCC+/Caa2)
25,545,000	9.125	05/01/29	31,479,359
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa3)
1,500,000	6.650	04/01/32	1,628,415
Harris County Health Facilities Development Corp. Hospital RB for Memorial Hermann Healthcare System Series 2004 A (A+/A2)
2,595,000	5.000	12/01/20	2,712,683
435,000	5.000	12/01/21	454,140
1,000,000	5.125	12/01/22	1,050,180
1,000,000	5.125	12/01/23	1,047,480
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 B (AMT) (B-/Caa1)
1,000,000	5.700	07/15/29	1,024,290
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 C (AMT) (B-/Caa1)
4,730,000	5.700	07/15/29	4,844,892
Houston Airport System Special Facilities RB for Continental Airlines Series 2001 E (AMT) (B-/Caa1)
3,400,000	6.750	07/01/21	3,686,416
33,060,000	6.750	07/01/29	35,844,974
Houston Health Facilities Development Corp. Retirement Facility RB for Buckingham Senior Living Community Series 2004 A
1,500,000	7.125	02/15/34	1,658,970
Houston Texas GO Bonds for Public Improvements (MBIA) (AAA/Aaa) (e)
25,835,000	5.000	03/01/10	26,717,269
Los Fresnos Consolidated Independent School District GO Bonds Series 2006 (PSF-GTD) (AAA/Aaa)
10,365,000	5.000	08/15/39	10,869,361
5,760,000	5.000	08/15/43	5,985,619
Matagorda County Navigation District No. 1 RB for Reliant Energy Project Series 1999 B (AMT) (BBB-/Ba1)
11,000,000	5.950	05/01/30	11,353,980
Matagorda County Navigation District No. 1 PCRB for AEP Texas Project RMKT Series 2005 A (AMBAC) (AAA/Aaa)
56,425,000	4.400	05/01/30	54,820,837
Matagorda County Navigation District No. 1 RB for AEP Texas Project RMKT Series 2005 B (AMBAC) (AAA/Aaa)
14,000,000	4.550	05/01/30	13,607,580
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities (BBB-)
1,500,000	5.000	02/15/15	1,541,205
2,025,000	5.500	02/15/25	2,115,214
3,250,000	5.625	02/15/35	3,407,723
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
4,200,000	7.200	01/01/21	4,369,890
5,000,000	7.250	01/01/31	5,198,500
Port Corpus Christi Authority RB for Celanese Project Series 2002 B (AMT) (B/B3)
8,500,000	6.700	11/01/30	9,247,405
Port Corpus Christi Industrial Development Corp. RB Refunding for Valero Convertible 3/17/98 Series 1997 B (BBB/Baa3)
2,500,000	5.400	04/01/18	2,580,425
Port Corpus Christi Industrial Development Corp. RB Refunding for Valero Convertible 3/17/98 Series 1997 C (BBB/Baa3)
1,000,000	5.400	04/01/18	1,032,170

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Red River Authority PCRB for Celanese Project Series 2002 B (AMT) (B/B3)
$4,500,000	6.700%	11/01/30	$4,895,685
Red River Authority PCRB for Hoechst Celanese Corp. Project Series 1994 (B/B3)
3,000,000	5.200	05/01/07	3,005,100
Sabine River Authority PCRB for TXU Energy Co. LLC Project Series 2003 B (BBB-/Baa2)
3,000,000	6.150	08/01/22	3,290,850
Sabine River Authority PCRB VRDN for TXU Electric Co. Project Series 2001 A (BBB-/Baa2) (c)
19,040,000	5.500	11/01/11	20,019,608
Texas Municipal Gas Acquisition & Supply Corp I Gas Supply VRDN RB Senior Lien Series 2006 B (AA-1Aa3)
23,500,000	4.298	12/15/26	23,500,000
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health Systems Project Series 2001 (Baa3)
2,000,000	6.750	05/15/21	2,170,040
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
8,650,000	5.000	07/01/20	8,734,511
9,250,000	5.000	07/01/23	9,298,470
Travis County Health Facilities Development Corp. Retirement Facilities RB for Querencia Barton Creek Project Series 2005
1,600,000	5.650	11/15/35	1,659,808
Weslaco Health Facilities RB for Knapp Medical Center Project Series 2002 (BBB+)
4,395,000	6.000	06/01/17	4,697,200

			666,402,366

U.S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
2,225,000	5.000	10/01/10	2,294,509
1,045,000	5.000	10/01/12	1,090,918
1,000,000	5.000	10/01/14	1,052,530
1,250,000	5.250	10/01/16	1,331,725
1,000,000	5.250	10/01/18	1,058,680
1,000,000	5.250	10/01/19	1,057,340
1,720,000	5.250	10/01/20	1,816,337
1,000,000	5.250	10/01/21	1,056,010
500,000	5.250	10/01/22	527,010
500,000	5.250	10/01/23	526,675

			11,811,734

Utah — 0.2%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A
3,000,000	7.100	08/15/23	3,265,020
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT) (BBB/Baa2)
9,850,000	5.700	11/01/26	10,242,128

			13,507,148

Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency RB for Hospital-Fletcher Allen Health Series 2007 A (BBB/Baa1)
8,390,000	4.750	12/01/36	8,395,957
Vermont Economic Development Authority Mortgage RB for Wake Robin Corp. Project Series 2006 A
1,500,000	5.250	05/01/26	1,525,830
2,390,000	5.375	05/01/36	2,433,355

			12,355,142

Virginia — 0.4%
Bedford County IDA RB for Nekoosa Packaging Corp. Project Series 1998 (AMT) (B2)
320,000	5.600	12/01/25	322,179
Celebrate North Community Development Authority Special Assessment Project Series 2003 B
5,000,000	6.750	03/01/34	5,368,650
Chesapeake IDA PCRB for Virginia Electric & Power Project Series 1985 (BBB/Baa1)
3,250,000	5.250	02/01/08	3,274,147

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Virginia — (continued)
Goochland County IDA RB for Nekoosa Packaging Corp. Series 1998 (AMT) (B2)
$560,000	5.650%	12/01/25	$565,690
Henrico County IDA RB for Solid Waste Browning Series 1997 A (AMT) (BB-/B3)
3,750,000	5.875	03/01/17	3,752,700
Henrico County Economic Development Authority RB Refunding for Westminster Canterbury Series 2006 (BBB-)
1,450,000	5.000	10/01/27	1,499,112
1,750,000	5.000	10/01/35	1,802,360
James City County Economic Development Authority Residential Care Facilities RB for Williamsburg Landing Series 2005 A
750,000	5.350	09/01/26	773,610
750,000	5.500	09/01/34	775,035
Loudoun County IDA Hospital RB for Loudoun Hospital Center Series 2002 A (BBB+) (a)
1,000,000	6.100	06/01/12	1,114,420
Loudoun County IDA Residential Care Facility RB for Falcons Landing Series 2004 A
2,750,000	6.000	08/01/24	2,874,493
Norfolk Redevelopment & Housing Authority RB for First Mortgage Retirement Community Series 2004 A
500,000	6.000	01/01/25	514,020
1,100,000	6.125	01/01/35	1,129,755
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006
725,000	5.150	09/01/24	735,766
1,000,000	5.300	09/01/31	1,014,500
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005
2,000,000	5.000	11/01/22	2,011,760
1,000,000	5.250	11/01/26	1,024,210
1,000,000	5.375	11/01/32	1,025,770
Winchester IDA Residential Care Facilities RB for Westminster Canterbury Series 2005 A
1,000,000	5.200	01/01/27	1,015,610
1,000,000	5.300	01/01/35	1,016,190

			31,609,977

Washington — 0.6%
Energy Northwest Washington Wind RB Series 2006 A (AMBAC) (AAA/Aaa)
2,500,000	5.000	07/01/21	2,653,975
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2005 (Baa2)
600,000	5.500	12/01/15	642,204
1,175,000	5.375	12/01/22	1,226,994
1,500,000	5.500	12/01/30	1,569,840
Terrace Heights Sewer District RB for Refunding and Improvement Series 2006
680,000	4.750	01/01/29	655,737
1,075,000	5.000	01/01/33	1,078,010
Tobacco Settlement Authority RB for Asset Backed Bonds Series 2002 (BBB/Baa3)
13,375,000	6.500	06/01/26	14,683,744
Washington State Health Care Facilities Authority RB for Group Health Corp. Series 2006 (Radian) (AA)
15,850,000	5.000	12/01/36	16,421,551
Washington State Housing Finance Commission RB for Single Family Program Series 2006 A (AMT) (GNMA/FNMA/FHLMC)
10,405,000	4.700	12/01/27	10,355,056

			49,287,111

West Virginia — 0.4%
Berkeley County Public Sewer RB Series 2006 A
1,880,000	5.000	10/01/22	1,867,780
Monongalia County Building Community Hospital RB for Monongalia General Hospital Series 2005 A (A-)
10,000,000	5.250	07/01/20	10,476,900
10,000,000	5.250	07/01/25	10,413,100
10,000,000	5.250	07/01/35	10,370,800

			33,128,580

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Wisconsin — 1.0%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Bonds Series 2002 (BBB/Baa3)
$5,045,000	6.125%	06/01/27	$5,392,954
16,250,000	6.375	06/01/32	17,704,375
Wisconsin Health & Educational Facilities Authority RB for Aurora Health Care Series 1999 B (BBB+)
1,500,000	5.625	02/15/20	1,551,945
Wisconsin Health & Educational Facilities Authority RB for Beaver Dam Community Hospitals, Inc. Series 2004 A
2,500,000	6.750	08/15/34	2,734,175
Wisconsin Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+)
3,000,000	5.750	05/01/29	3,193,050
2,750,000	6.100	05/01/34	2,985,455
Wisconsin Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB-)
3,000,000	5.100	03/01/25	3,043,500
2,800,000	5.250	03/01/35	2,858,968
Wisconsin Health & Educational Facilities Authority RB Refunding for Illinois Senior Housing, Inc. Series 2006
1,275,000	5.650	08/01/21	1,295,540
2,385,000	5.800	08/01/29	2,431,412
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
5,825,000	5.125	05/15/29	6,022,293
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
1,400,000	5.000	05/15/36	1,418,578
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/A3)
9,700,000	5.250	08/15/23	10,181,798
7,565,000	5.250	08/15/24	7,928,876
9,715,000	5.250	08/15/25	10,174,617

			78,917,536

Wyoming — 0.2%
Sweetwater County Solid Waste Disposal RB Refunding for FMC Corp. Project Series 2005 (AMT) (BBB-/Baa3)
11,750,000	5.600	12/01/35	12,458,877

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$7,935,484,261
Other Municipals — 2.2%
Charter Mac Equity Issuer Trust Series 2004 A-4-1 (AMT)(A3) (c) (g)
$9,000,000	5.750%	04/30/15	$9,644,850
GMAC Municipal Mortgage Trust Series A-2 (AMT) (A3) (c) (g)
7,500,000	4.800	04/30/15	7,606,500
GMAC Municipal Mortgage Trust Series B-2 (AMT) (Baa1) (c) (g)
5,000,000	5.500	04/30/15	5,055,600
GMAC Municipal Mortgage Trust Series C-1 (AMT) (Baa2) (c) (g)
9,500,000	5.700	04/30/15	9,636,135
GMAC Municipal Mortgage Trust Series A1-1 (A3) (c) (g)
6,475,000	4.150	10/31/09	6,429,999
GMAC Municipal Mortgage Trust Series A1-2 (A3e) (c) (g)
9,625,000	4.900	10/31/14	9,867,261
GMAC Municipal Mortgage Trust Series A1-3 (A3e) (c) (g)
16,650,000	5.300	10/31/19	17,451,531
GMAC Municipal Mortgage Trust Series B-1 (Baa1) (c) (g)
17,150,000	5.600	10/31/19	18,043,343
Morgan Stanley Co., Inc. Trust RB Residual Series 2006-1544 (d) (f)
21,895,000	0.000	08/01/34	19,235,415
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-2 (A3) (c) (g)
6,000,000	4.900	09/30/14	6,060,660
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (A3) (c) (g)
4,000,000	4.950	09/30/12	4,023,240

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipals — (continued)
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (A3e)(c) (g)
$8,000,000	5.125%	09/30/15	$8,153,440
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa1)(c)
4,000,000	7.750	11/01/10	4,387,560
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa1)(c) (g)
4,000,000	5.200	09/30/14	4,116,680
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa1e)(c) (g)
6,000,000	5.300	09/30/15	6,162,960
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C (Baa2)(c) (g)
5,000,000	4.700	09/30/09	4,976,350
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa2)(c) (g)
3,000,000	5.400	09/30/14	3,046,740
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa2)(c) (g)
3,000,000	5.800	09/30/19	3,040,020
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa2e)(c) (g)
3,000,000	5.500	09/30/15	3,087,120
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa3e)(c) (g)
6,000,000	5.900	09/30/15	6,293,460
Tax Exempt Municipal Infrastructure Trust Improvement Trust Certificates RB Series 2005 Class A (A1)
8,729,000	4.050	05/04/10	8,616,483

TOTAL OTHER MUNICIPALS			$164,935,347

Shares	Description	Value
Common Stock — 0.0%
Airlines — 0.0%
38,106	UAL Corp. (h)	$1,646,179

Principal	Interest
Amount	Rate	Description	Value
Short-Term Investments — 0.2%
Municipal Debt Obligations — 0.2%
Georgia — 0.0%
Bartow County Development Authority VRDN RB for Georgia Power Bowen 2nd Series 1998 (A-1/VMIG1)
3,200,000	3.790	02/06/07	3,200,000

Utah — 0.0%
Murray Utah VRDN RB for Health Services, Inc. Series 2005 A (A-1+/VMIG1)
1,500,000	3.730	02/06/07	1,500,000

Washington — 0.2%
Port Tacoma Washington VRDN RB Sub Lien Series 2006 (AMT)(XLCA) (A-1+/VMIG1)
12,780,000	3.790	02/06/07	12,780,000

TOTAL SHORT-TERM INVESTMENTS			$17,480,000

TOTAL INVESTMENTS — 106.2%			$8,119,545,787

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%			(474,191,673)

NET ASSETS — 100.0%			$7,645,354,114

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Prerefunded security. Maturity date disclosed is prerefunding date.

(b) Security is currently in default.

(c) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security represents fixed rate bond exchanged in conjunction with floating rate notes issued.

(f) Inverse variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(g) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $142,789,689, which represents approximately 1.9% of net assets as of January 31, 2007.

(h) Non-income producing security.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

For information on the mutual funds please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	— Insured by American Municipal Bond Assurance Corp. — Transferable Custodial Receipts
AMT	— Alternative Minimum Tax
BANS	— Bond Anticipation Notes
CDFI	— Community Development Financial Institutions.
COPS	— Certificates of Participation
CRA	— Community Reinvestment Act
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	— Insured by Financial Guaranty Insurance Co. Transferable Custodial Receipts
FHA	— Insured by Federal Housing Administration
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GTY AGMT	— Guaranteed Agreement
GO	— General Obligation
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Radian	— Insured by Radian Asset Assurance
Radian-IBC	— Insured by Radian Asset Assurance — International Bancshares Corporation
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RITES	— Residual Interest Tax-Exempt Securities
RMKT	— Remarketed
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INTEREST RATE SWAP CONTRACTS - At January 31, 2007, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged
	Notional
Swap	Amount	Termination	Payments received	Payments made	Upfront Payments	Unrealized
Counterparty (a)	(000s)	Date	by the Fund	by the Fund	made by the Fund	Gain

Citicorp Securities	$100,000	03/15/27	3 month LIBOR	5.150%	$173,913	$3,913,803
Citicorp Securities	475,000	03/15/12	BMA Municipal Swap Index	3.400%	280,250	4,459,727
JP Morgan	100,000	03/15/27	3 month LIBOR	5.150%	188,406	3,778,036
JP Morgan	475,000	03/15/12	BMA Municipal Swap Index	3.400%	219,450	5,013,720

TOTAL					$862,019	$17,165,286

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2007.

BMA — Bond Market Association
LIBOR — London Interbank Offered Rate

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$7,780,395,854

Gross unrealized gain	360,069,038
Gross unrealized loss	(20,919,105)

Net unrealized security gain	$339,149,933

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TENNESSEE MUNICIPAL FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 98.8%
Puerto Rico — 7.8%
Puerto Rico Commonwealth GO Bonds Public Improvement Series 2006 A (BBB/Baa3)
$325,000	5.250%	07/01/30	$348,407
Puerto Rico Commonwealth GO Bonds Public Improvement Refunding Series 2006 B (BBB/Baa3)
450,000	5.000	07/01/35	469,183
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 G (BBB+/Baa3)
1,000,000	5.000	07/01/42	1,029,200
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2006 B (BBB+/Baa3)
1,000,000	5.000	07/01/46	1,040,290
Puerto Rico Electric Power Authority RB Series 2005 RR (FGIC) (AAA/Aaa)
3,000,000	5.000	07/01/35	3,170,550
University of Puerto Rico RB Refunding Series 2006 P (BBB/Baa2)
110,000	5.000	06/01/30	115,167
University of Puerto Rico RB Refunding Series 2006 Q (BBB/Baa2)
200,000	5.000	06/01/30	209,394
85,000	5.000	06/01/36	88,662

			6,470,853

Tennessee — 91.0%
Blount County GO Bonds Refunding Series 2005 (FGIC) (AAA/Aaa)
1,000,000	5.000	04/01/17	1,069,670
Blount County Hospital RB Improvement Series 1998 B (Baa1)
2,125,000	5.250	07/01/09	2,157,959
Blount County Public Building Authority GO Bonds for Local Public Government Improvement Series 2004 B-5-A (FGIC) (Aaa)
1,125,000	5.000	06/01/20	1,189,879
Chattanooga Health Educational & Housing Facilities Board RB for CDFI Phase I LLC Project Refunding Series 2005 A (BBB-Fitch)
1,000,000	5.125	10/01/35	1,012,730
Chattanooga Health Educational & Housing Facilities Board RB for CDFI Phase 1 LLC Project Refunding Series 2005 A (BBB-Fitch)
915,000	5.000	10/01/15	935,267
Clarksville Natural Gas Acquisition Corp. RB Series 2006 (AA-/Aa3)
1,000,000	5.000	12/15/21	1,078,520
Dickson County GO Bonds Refunding Series 2003 (FGIC) (Aaa)
1,535,000	5.000	06/01/16	1,623,431
Dickson County Water Authority RB Series 2002 (FGIC) (Aaa)
1,000,000	5.000	12/01/17	1,055,150
Franklin Special School District GO Bonds Refunding Series 1997 B (Aa2)
2,500,000	5.100	06/01/12	2,652,675
Franklin Water & Sewer Revenue & Tax GO Bonds Refunding Series 2005 (Aaa)
2,115,000	5.000	04/01/17	2,299,195
Greene County GO Bonds Refunding Series 2005 A (MBIA) (Aaa)
1,100,000	5.000	06/01/18	1,182,181
Greene County GO Bonds Refunding Series 2005 B (MBIA) (Aaa)
1,435,000	5.000	06/01/23	1,527,271

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Hallsdale Powell Utility District RB for Knox County Water & Sewer Improvement Series 2004 B (FGIC) (AAA/Aaa)
$1,260,000	5.000%	04/01/34	$1,311,332
Hallsdale Powell Utility District RB for Knox County Water & Sewer Improvement Series 2006 (FGIC) (AAA/Aaa)
1,000,000	5.000	04/01/26	1,066,390
Hamilton County GO Bonds Series 2000 (Aa1)
3,000,000	5.300	11/01/15	3,106,530
Johnson City Electric RB Series 1997 (MBIA) (AAA/Aaa)
1,500,000	5.100	05/01/12	1,519,965
Johnson City GO Bonds RB for School Sales Tax Refunding Series 1997 (FGIC) (AAA/Aaa)
2,250,000	5.550	05/01/14	2,259,180
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa2)
1,000,000	5.500	07/01/36	1,067,260
Johnson City Health & Educational Facilities Board Hospital RB Refunding & Improvement for Johnson City Medical Center Series 1998 ETM-Calls Defeased (MBIA) (AAA/Aaa)
2,000,000	5.125	07/01/09	2,059,840
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB for Covenant Health Unrefunded Series 2002 A (FSA) (AAA/Aaa)
905,000	5.500	01/01/18	973,273
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Improvement for Covenant Health Series 2002 B ETM
1,860,000	4.200	01/01/12	1,866,101
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Pre-Refunded Series 2002 A (FSA) (AAA/Aaa)(a)
1,095,000	5.500	01/01/13	1,192,597
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Refunding & Improvement for Baptist Health Systems Series 1996 (CONNIE LEE) (AAA/Baa3)
1,000,000	5.500	04/15/11	1,020,970
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Refunding & Improvement for East Tennessee Hospital Series 2003 B (BBB+/Baa1)
3,810,000	5.000	07/01/16	3,938,397
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Refunding for Fort Sanders Alliance Series 1993 (MBIA) (AAA/Aaa)
1,000,000	5.750	01/01/14	1,106,550
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Unrefunded Balance Improvement for Covenant Health Series 2002 B
1,540,000	4.200	01/01/12	1,535,919
La Follette Electric Systems RB Refunding & Improvement Series 1997 Pre-Refunded (AMBAC) (Aaa)(a)
1,000,000	5.250	03/01/07	1,001,170
Lawrenceburg Public Building Authority GO Bonds Water & Sewer for Public Works Series 2001 B (FSA) (AAA/Aaa)
1,330,000	5.500	07/01/15	1,419,203
Lincoln County GO Bonds Refunding Series 2001 (FGIC) (Aaa)
1,315,000	5.250	04/01/14	1,427,406

GOLDMAN SACHS TENNESSEE MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Madison County GO Bonds for School & Public Improvement Refunding Series 2004 A (FSA) (Aaa)
$1,500,000	5.000%	04/01/18	$1,610,400
Madison Suburban Utility District Waterworks RB Refunding Series 1995 (MBIA) (AAA/Aaa)
500,000	5.600	02/01/10	508,895
Memphis Sanitation Sewer Systems RB Refunding Series 2006 (FSA) (AAA/Aaa)
1,000,000	5.000	05/01/18	1,086,920
1,295,000	5.000	05/01/20	1,415,862
Metropolitan Government Nashville & Davidson County Electric RB Series 2004 A (AMBAC) (AAA/Aaa)
1,000,000	5.000	05/15/18	1,059,950
Metropolitan Government Nashville & Davidson County GO Bonds Series 2005 C (AA/Aa2)
1,500,000	5.000	02/01/17	1,601,700
Metropolitan Government Nashville & Davidson County Water & Sewer RB Refunding Series 1993 (FGIC) (AAA/Aaa)
1,500,000	5.200	01/01/13	1,607,640
Rutherford County GO Bonds for Public Improvement Refunding Series 2001 (AA/Aa2)
3,000,000	5.000	04/01/14	3,139,380
Rutherford County Construction Utility District Waterworks RB Refunding & Improvement Series 1997 A (FGIC) (Aaa)
500,000	5.100	02/01/11	506,490
Rutherford County GO Bonds School & Public Improvement Series 2006 (AA/Aa2)
2,000,000	5.000	06/01/26	2,117,500
Sullivan County Health Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+)
1,000,000	5.250	09/01/36	1,044,320
Tennessee Housing Development Agency Mortgage Finance RB Series 2003 A (AA/Aa2)
2,000,000	4.900	07/01/16	2,089,260
Tennessee Housing Development Agency RB for Homeownership Program AMT Series 2006-2 (Government of Agency) (AA/Aa2)
2,000,000	5.150	01/01/37	2,048,700
Tennessee Housing Development Agency RB for Homeownership Program Series 1996 Issue 2B (Government of Agency) (AA/Aa2)
400,000	5.800	01/01/11	405,624
Tennessee State School Board Authority RB Higher Educational Facilities Pre-Refunded Series 2002 A (FSA) (AAA/Aaa)(a)
1,000,000	5.000	05/01/12	1,057,920
Tennessee State School Board Authority RB Refunding for Higher Educational Facilities ETM Calls Apply Series 1996 D (GO of Authority) (AA-/Aa3)
500,000	5.500	05/01/11	507,280
Warren County GO Bonds Refunding Series 2001 (MBIA) (Aaa)
1,845,000	5.000	06/01/12	1,951,586
Williamson County GO Bonds Public Improvement Series 2001 (Aa1)
1,250,000	5.000	04/01/12	1,320,763

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Williamson County GO Bonds Refunding Series 2001 (Aa1)
$2,500,000	5.000%	03/01/13	$2,615,000
2,000,000	5.000	03/01/14	2,095,860

			75,447,061

TOTAL MUNICIPAL DEBT OBLIGATIONS - 98.8%			$81,917,914

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%			982,975

NET ASSETS — 100.0%			$82,900,889

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

The portfolio had the following insurance concentration of 10% or greater of net assets at January 31, 2007:

FGIC 19.6%

MBIA 11.9%

FSA 10.6%

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
CDFI	— Campus Development Foundation, Inc.
CONNIE LEE	— College Construction Loan Insurance Association
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
RB	— Revenue Bond

GOLDMAN SACHS TENNESSEE MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$80,277,802

Gross unrealized gain	1,679,132
Gross unrealized loss	(39,020)

Net unrealized security gain	$1,640,112

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (UNAUDITED)

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Inverse Floaters — The Funds may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts.

Segregation Transactions — As set forth in the prospectus, the Funds may enter into certain derivative transactions to seek to increase total return. Interest rate swaps, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds may be required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date April 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date April 2, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date April 2, 2007

* Print the name and title of each signing officer under his or her signature.